UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08194

FINANCIAL INVESTORS TRUST

(Exact name of Registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

JoEllen Legg, Esq.

Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: April 30

Date of reporting period: May 1, 2015 – July 31, 2015

Item 1. Schedule of Investments.

ASPEN MANAGED FUTURES STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

July 31, 2015 (UNAUDITED)

	Principal Amount/ Shares	Value (Note 2)
GOVERNMENT BONDS (31.73%)
U.S. TREASURY NOTES (31.73%)
0.250%, 10/31/2015	$5,000,000	$5,001,560
0.375%, 01/31/2016	6,006,000	6,010,691
0.375%, 01/31/2016	3,325,000	3,327,597
0.250%, 02/29/2016	16,019,000	16,020,249
0.375%, 03/31/2016	5,042,000	5,045,151
0.375%, 03/31/2016	3,300,000	3,302,062
0.250%, 04/15/2016	10,000,000	9,999,220
0.375%, 04/30/2016	10,034,000	10,039,489
0.250%, 05/15/2016	5,000,000	4,998,440
0.375%, 05/31/2016	7,029,000	7,034,764
0.500%, 06/30/2016	5,000,000	5,007,810
0.500%, 07/31/2016	5,000,000	5,007,030
0.500%, 08/31/2016	5,042,000	5,047,516
0.375%, 10/31/2016	5,041,000	5,037,063

TOTAL GOVERNMENT BONDS (Cost $90,843,474)		90,878,642

SHORT TERM INVESTMENTS (47.55%)
MONEY MARKET FUND (9.29%)
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares, 7-day yield, 0.010%	26,622,604	26,622,604

U.S. TREASURY BILLS (38.26%)
0.090%, 08/20/2015(a)	5,750,000	5,749,727
0.063%, 09/17/2015(a)	4,000,000	3,999,672
0.075%, 10/08/2015(a)	3,350,000	3,349,799
0.088%, 10/15/2015(a)	7,500,000	7,499,468
0.151%, 11/12/2015(a)	5,000,000	4,999,195
0.156%, 12/10/2015(a)	9,300,000	9,297,498
0.159%, 01/07/2016(a)	10,000,000	9,995,530
0.179%, 02/04/2016(a)	10,000,000	9,992,690
0.212%, 03/03/2016(a)	10,500,000	10,489,752
0.190%, 03/31/2016(a)	1,161,000	1,159,639
0.222%, 04/28/2016(a)	15,300,000	15,278,274
0.243%, 05/26/2016(a)	10,600,000	10,580,104
0.285%, 06/23/2016(a)	10,500,000	10,475,588
0.321%, 07/21/2016(a)	6,750,000	6,729,980

		109,596,916

TOTAL SHORT TERM INVESTMENTS (Cost $136,197,123)		136,219,520

TOTAL INVESTMENTS (79.28%) (Cost $227,040,597)		$227,098,162

Other Assets In Excess Of Liabilities (20.72%)		59,362,046 (b)

NET ASSETS (100.00%)		$286,460,208

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for futures contracts.

FUTURES CONTRACTS

At July 31, 2015, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation
Commodity Contracts
Copper Future	Short	193	09/29/2015	$(11,403,888)	$970,980
New York Harbor ULSD Future	Short	171	09/01/2015	(11,411,480)	121,545
Silver Future	Short	159	09/29/2015	(11,722,275)	513,860
Soybean Future	Short	81	09/15/2015	(3,860,663)	13,962
Sugar No.11 (World) Future	Short	917	10/01/2015	(11,441,226)	608,722
WTI Crude Future Sep 15	Short	240	08/21/2015	(11,308,800)	763,190
Equity Contracts
S&P 500® E-Mini Future	Long	81	09/21/2015	8,498,520	57,471
Fixed Income Contracts
Canadian 10 Year Bond Future	Long	278	09/22/2015	30,413,457	633,075
Foreign Currency Contracts
Canadian Dollar Currency Future	Short	608	09/16/2015	(46,426,880)	1,424,697
Euro FX Currency Future	Short	518	09/15/2015	(71,037,225)	806,460
Swiss Franc Currency Future	Short	433	09/15/2015	(55,997,725)	1,144,645

				$(195,698,185)	$7,058,607

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Depreciation
Commodity Contracts
Corn Future	Short	407	09/15/2015	$(7,549,850)	$(67,573)
Gold 100 Oz Future	Short	103	12/30/2015	(11,279,530)	(17,831)
Equity Contracts
Euro STOXX 50® Index Future	Long	210	09/21/2015	8,298,162	(51,960)
FTSE® 100 Index Future	Short	244	09/21/2015	(25,354,588)	(220,487)
Nikkei 225 Index Future	Long	81	09/11/2015	8,351,100	(18,613)
Fixed Income Contracts
Euro-Bund Future	Short	90	09/09/2015	(15,261,290)	(235,547)
Long Gilt Future	Short	86	09/29/2015	(15,753,621)	(301,837)
U.S. 10 Year Treasury Note Future	Short	120	09/22/2015	(15,292,500)	(133,973)
Foreign Currency Contracts
Australian Dollar Currency Future	Long	124	09/15/2015	9,022,240	(19,016)
Japanese Yen Currency Future	Short	154	09/15/2015	(15,529,938)	(8,349)
New Zealand Dollar Currency Future	Long	844	09/15/2015	55,383,280	(1,224,096)

				$(24,966,535)	$(2,299,282)

Common Abbreviations:

FTSE - Financial Times and the London Stock Exchange

FX - Foreign

No. - Number

Oz - Ounce

S&P - Standard and Poor’s

ULSD - Ultra Low Sulfur Diesel

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Consolidated Schedule of Investments.

Aspen Managed Futures Strategy Fund	Notes to Quarterly Consolidated Schedule of Investments
July 31, 2015 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2015, the Trust had 31 registered funds. This quarterly report describes the Aspen Managed Futures Strategy Fund (the “Fund”). The Fund seeks investment results that replicate as closely as possible, before fees and expenses, the price and yield performance of the Aspen Managed Futures Beta Index (the “MFBI” or “Index”). The Aspen Managed Futures Strategy Fund offers Class A and Class I shares.

Basis of Consolidation for the Aspen Futures Fund, Ltd.

Aspen Futures Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, is a wholly owned subsidiary of the Fund. The Subsidiary’s investment objective is designed to enhance the ability of the Fund to obtain exposure to equities, financial, currency and commodities markets consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary is subject to substantially the same investment policies and investment restrictions as the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain commodity-related investments on behalf of the Fund. Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent IRS revenue rulings, as discussed below under “Federal Income Taxes”. The Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of August 2, 2011, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to wholly own and vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The Fund may invest up to 25% of its total assets in shares of the Subsidiary.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Consolidated Schedule of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Consolidated Schedule of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund and subsidiary in preparation of the Consolidated Schedule of Investments.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

Investment securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such

Quarterly Report | July 31, 2015	1

Aspen Managed Futures Strategy Fund	Notes to Quarterly Consolidated Schedule of Investments
July 31, 2015 (Unaudited)

an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund as of July 31, 2015:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Government Bonds	$–	$90,878,642	$–	$90,878,642
Short Term Investments
Money Market Fund	26,622,604	–	–	26,622,604
U.S. Treasury Bills	–	109,596,916	–	109,596,916
TOTAL	$26,622,604	$200,475,558	$–	$227,098,162
Other Financial Instruments
Assets:
Futures Contracts
Commodity Contracts	$2,992,259	$–	$–	$2,992,259
Equity Contracts	57,471	–	–	57,471
Fixed Income Contracts	633,075	–	–	633,075
Foreign Currency Contracts	3,375,802	–	–	3,375,802
Liabilities:
Futures Contracts
Commodity Contracts	(85,404)	–	–	(85,404)
Equity Contracts	(291,060)	–	–	(291,060)
Fixed Income Contracts	(671,357)	–	–	(671,357)
Foreign Currency Contracts	(1,251,461)	–	–	(1,251,461)
TOTAL	$4,759,325	$–	$–	$4,759,325

The Fund recognizes transfers between levels as of the end of the period. For the three months ended July 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 securities. For the three months ended July 31, 2015, the Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

2	www.aspenfuturesfund.com

Aspen Managed Futures Strategy Fund	Notes to Quarterly Consolidated Schedule of Investments
July 31, 2015 (Unaudited)

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

3. DERIVATIVE INSTRUMENTS

The Fund uses derivatives (including futures) to pursue its investment objective. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks may include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations, (ii) risk of mispricing or improper valuation, and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Fund to lose more than the principal amount invested. In addition, investments in derivatives involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Fund.

The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

In addition, use of derivatives may increase or decrease exposure to the following risk factors:

•	Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

•

Fixed Income Risk: When the Fund invests in fixed-income securities or derivatives, the value of an investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed-income securities or derivatives owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

•

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency. Counterparty credit risk arises when the counterparty will not fulfill its obligations to the Fund. Short sale risk arises from the sale of a security that is not owned, or any sale that is completed by the delivery of a security borrowed.

Quarterly Report | July 31, 2015	3

Aspen Managed Futures Strategy Fund	Notes to Quarterly Consolidated Schedule of Investments
July 31, 2015 (Unaudited)

•

Commodity Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors, as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Futures: The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date. When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin”. The margin requirements are set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin”, are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the Consolidated Schedule of Investments. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates. Futures contracts are exchange-traded. Exchange-traded futures are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risk to the Fund and the Subsidiary is reduced. In addition, the Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as a counterparty to all exchange traded futures, guarantees the futures against default.

Tax Basis of Investments: As of July 31, 2015, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

	Cost of Investments	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation on Investments
Aspen Managed Futures Strategy Fund	$227,040,597	$62,602	$(5,037)	$57,565

4	www.aspenfuturesfund.com

THE DISCIPLINED GROWTH INVESTORS FUND

PORTFOLIO OF INVESTMENTS

July 31, 2015 (UNAUDITED)

	Shares	Value (Note 2)
COMMON STOCKS (69.08%)
CONSUMER DISCRETIONARY (18.24%)
Auto & Auto Parts (1.34%)
Gentex Corp.	97,600	$1,569,408

Consumer Products (4.81%)
Ethan Allen Interiors, Inc.	47,569	1,436,108
Garmin Ltd.	34,563	1,448,535
Ralph Lauren Corp.	9,806	1,234,477
Select Comfort Corp.(a)	57,886	1,507,352

		5,626,472

Leisure (2.93%)
Cheesecake Factory, Inc.	15,250	880,535
Royal Caribbean Cruises Ltd.	28,400	2,551,740

		3,432,275

Media (0.32%)
DreamWorks Animation SKG, Inc. - Class A(a)	15,462	372,789

Retail (8.32%)
Cabela’s, Inc.(a)	36,600	1,626,138
L Brands, Inc.	38,900	3,140,008
TJX Cos., Inc.	61,125	4,267,748
Urban Outfitters, Inc.(a)	21,300	694,806

		9,728,700

Textiles, Apparel & Luxury Goods (0.52%)
Tumi Holdings, Inc.(a)	31,625	608,781

TOTAL CONSUMER DISCRETIONARY		21,338,425

ENERGY (1.69%)
Energy Equipment & Services (0.43%)
Noble Corp. PLC	42,032	502,282

Oil & Gas Services (0.77%)
Core Laboratories NV	8,200	898,966

Oil, Gas & Consumable Fuels (0.49%)
Ultra Petroleum Corp.(a)	73,650	572,997

TOTAL ENERGY		1,974,245

FINANCIAL SERVICES (4.21%)
Banks (0.57%)
TCF Financial Corp.	40,375	664,572

Consumer Finance & Credit Services (2.16%)
FactSet Research Systems, Inc.	15,269	2,529,463

	Shares	Value (Note 2)
FINANCIAL SERVICES (continued)
Investment Banking & Brokerage (1.48%)
E*Trade Financial Corp.(a)	31,646	$899,379
Janus Capital Group, Inc.	50,975	834,971

		1,734,350

TOTAL FINANCIAL SERVICES		4,928,385

HEALTH CARE (8.41%)

Biotechnology (0.90%)
Myriad Genetics, Inc.(a)	30,625	1,044,925

Medical Equipment & Services (6.48%)
Edwards Lifesciences Corp.(a)	27,325	4,157,772
Intuitive Surgical, Inc.(a)	3,762	2,005,785
Varian Medical Systems, Inc.(a)	16,500	1,420,155

		7,583,712

Medical Specialties (1.03%)
Align Technology, Inc.(a)	19,200	1,203,840

TOTAL HEALTH CARE		9,832,477

PRODUCER DURABLES (11.20%)
Computers (0.56%)
IHS, Inc. - Class A(a)	5,225	653,282

Machinery (3.61%)
Middleby Corp.(a)	34,454	4,227,506

Machinery-Diversified (0.63%)
Graco, Inc.	10,225	730,985

Manufacturing & Production (0.60%)
Eaton Corp. PLC	11,564	700,547

Professional Services (1.27%)
CEB, Inc.	19,425	1,486,401

Scientific Instruments & Services (0.93%)
Brady Corp. - Class A	13,800	324,576
Trimble Navigation Ltd.(a)	33,250	768,075

		1,092,651

Software (0.55%)
Paychex, Inc.	13,825	641,480

Transportation & Freight (3.05%)
JetBlue Airways Corp.(a)	85,750	1,970,535
Landstar System, Inc.	22,225	1,600,867

		3,571,402

TOTAL PRODUCER DURABLES		13,104,254

	Shares	Value (Note 2)
TECHNOLOGY (25.33%)
Computer Technology (0.66%)
Super Micro Computer, Inc.(a)	28,800	$768,096

Computers (1.42%)
Synaptics, Inc.(a)	13,400	1,063,692
Teradata Corp.(a)	16,000	593,760

		1,657,452

Electronics (5.90%)
ARM Holdings PLC - Sponsored ADR	20,637	970,764
Microchip Technology, Inc.	21,800	933,912
Open Text Corp.	57,112	2,599,167
Plexus Corp.(a)	63,025	2,403,774

		6,907,617

Information Technology (12.21%)
Akamai Technologies, Inc.(a)	36,825	2,824,846
Autodesk, Inc.(a)	42,300	2,139,534
Dolby Laboratories, Inc. - Class A	16,350	574,703
Intuit, Inc.	39,725	4,201,713
Seagate Technology PLC	53,097	2,686,708
Yahoo!, Inc.(a)	50,600	1,855,502

		14,283,006

Semiconductors (0.54%)
Power Integrations, Inc.	16,300	631,788

Software (1.81%)
Qlik Technologies, Inc.(a)	33,300	1,347,318
RealPage, Inc.(a)	40,300	773,760

		2,121,078

Telecommunications (2.79%)
Plantronics, Inc.	30,100	1,748,208
Ubiquiti Networks, Inc.	30,100	969,822
ViaSat, Inc.(a)	8,744	542,128

		3,260,158

TOTAL TECHNOLOGY		29,629,195

TOTAL COMMON STOCKS (Cost $57,141,749)		80,806,981

	Principal Amount	Value (Note 2)
ASSET/MORTGAGE BACKED SECURITIES (0.14%)
Government National Mortgage Association, Series 2005-93
5.500% 12/20/2034	$157,963	164,558

TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $169,040)		164,558

	Principal Amount	Value (Note 2)
CORPORATE BONDS (22.65%)
BASIC MATERIALS (0.57%)
Chemicals (0.28%)
Lubrizol Corp.
8.875% 02/01/2019	$265,000	$324,264

Iron/Steel (0.29%)
Nucor Corp.
5.750% 12/01/2017	311,000	338,904

TOTAL BASIC MATERIALS		663,168

COMMUNICATIONS (2.29%)
Media (1.53%)
21st Century Fox America, Inc.
6.900% 03/01/2019	317,000	367,904
Comcast Cable Communications Holdings, Inc.
9.455% 11/15/2022	263,000	365,001
TCI Communications, Inc.
8.750% 08/01/2015	691,000	691,000
Viacom, Inc.
2.500% 09/01/2018	364,000	367,106

		1,791,011

Telecommunications (0.76%)
AT&T, Inc.
2.450% 06/30/2020	510,000	502,343
AT&T, Inc.
5.500% 02/01/2018	7,000	7,624
Verizon Communications, Inc.
4.500% 09/15/2020	346,000	373,328

		883,295

TOTAL COMMUNICATIONS		2,674,306

CONSUMER, CYCLICAL (1.26%)
Retail (1.26%)
Advance Auto Parts, Inc.
5.750% 05/01/2020	334,000	373,678
CVS Health Corp.
4.125% 05/15/2021	348,000	372,294
McDonald’s Corp.
6.300% 03/01/2038	284,000	342,616
Wal-Mart Stores, Inc.
6.200% 04/15/2038	297,000	381,641

TOTAL CONSUMER, CYCLICAL		1,470,229

CONSUMER, NON-CYCLICAL (2.23%)
Beverages (1.28%)
Anheuser-Busch InBev Worldwide, Inc.
2.500% 07/15/2022	373,000	360,375
Coca-Cola HBC Finance BV
5.500% 09/17/2015	268,000	269,132

	Principal Amount	Value (Note 2)
Beverages (continued)
Diageo Capital PLC
5.750% 10/23/2017	$453,000	$494,171
Pepsi Bottling Group, Inc., Series B
7.000% 03/01/2029	269,000	367,478

		1,491,156

Commercial Services (0.32%)
Total System Services, Inc.
2.375% 06/01/2018	380,000	378,857

Food (0.32%)
Unilever Capital Corp.
4.800% 02/15/2019	338,000	373,053

Pharmaceuticals (0.31%)
Johnson & Johnson
5.850% 07/15/2038	283,000	365,951

TOTAL CONSUMER, NON-CYCLICAL		2,609,017

ENERGY (2.74%)
Oil & Gas (0.59%)
ConocoPhillips Holding Co.
6.950% 04/15/2029	282,000	363,755
Noble Energy, Inc.
8.250% 03/01/2019	272,000	323,407

		687,162

Pipelines (2.15%)
DCP Midstream Operating LP
3.875% 03/15/2023	380,000	322,183
Energy Transfer Partners LP
9.700% 03/15/2019	299,000	363,543
Enterprise Products Operating LLC
5.200% 09/01/2020	331,000	368,280
Kinder Morgan Energy Partners LP
9.000% 02/01/2019	299,000	356,615
ONEOK Partners LP
3.200% 09/15/2018	419,000	424,922
Plains All American Pipeline LP / PAA Finance Corp.
8.750% 05/01/2019	298,000	363,149
TransCanada PipeLines Ltd.
7.250% 08/15/2038	249,000	316,892

		2,515,584

TOTAL ENERGY		3,202,746

FINANCIAL (3.11%)
Banks (1.09%)
Bank of America Corp.
5.650% 05/01/2018	340,000	372,184
JPMorgan Chase & Co.
4.400% 07/22/2020	325,000	350,912
Royal Bank of Scotland Group PLC, Series 1
9.118% Perpetual Maturity (b)	3,000	3,097

	Principal Amount	Value (Note 2)
Banks (continued)
Wachovia Corp.
5.750% 06/15/2017	$500,000	$542,064

		1,268,257

Diversified Financial Services (1.11%)
American Express Co.
7.000% 03/19/2018	395,000	447,581
General Electric Capital Corp.
5.875% 01/14/2038	310,000	382,325
National Rural Utilities Cooperative Finance Corp.
10.375% 11/01/2018	373,000	471,277

		1,301,183

Insurance (0.60%)
American International Group, Inc.
6.400% 12/15/2020	300,000	354,866
MetLife, Inc., Series A
6.817% 08/15/2018	305,000	349,985

		704,851

Real Estate Investment Trusts (0.31%)
Health Care REIT, Inc.
2.250% 03/15/2018	365,000	367,259

TOTAL FINANCIAL		3,641,550

GOVERNMENT (0.26%)
Multi-National (0.26%)
Corporacion Andina de Fomento
8.125% 06/04/2019	249,000	304,792
Corporacion Andina de Fomento
5.750% 01/12/2017	1,000	1,066

		305,858

TOTAL GOVERNMENT		305,858

INDUSTRIAL (3.23%)
Aerospace/Defense (0.62%)
Lockheed Martin Corp.
4.250% 11/15/2019	345,000	375,185
Rockwell Collins, Inc.
3.700% 12/15/2023	340,000	355,622

		730,807

Electrical Components & Equipment (0.32%)
Emerson Electric Co.
5.000% 04/15/2019	335,000	371,526

Electronics (0.28%)
Corning, Inc.
6.625% 05/15/2019	286,000	332,308

Engineering & Construction (0.32%)
Fluor Corp.
3.375% 09/15/2021	358,000	372,234

	Principal Amount	Value (Note 2)
Environmental Control (0.32%)
Republic Services, Inc.
5.500% 09/15/2019	$331,000	$370,013

Machinery-Construction & Mining (0.42%)
Joy Global, Inc.
6.000% 11/15/2016	466,000	487,949

Miscellaneous Manufacturing (0.32%)
Tyco Electronics Group SA
3.500% 02/03/2022	364,000	371,549

Transportation (0.63%)
CSX Corp.
7.375% 02/01/2019	311,000	364,914
United Parcel Service, Inc.
6.200% 01/15/2038	293,000	374,425

		739,339

TOTAL INDUSTRIAL		3,775,725

UTILITIES (6.96%)
Electric (6.27%)
Ameren Illinois Co.
9.750% 11/15/2018	351,000	438,341
Arizona Public Service Co.
8.750% 03/01/2019	297,000	363,966
CMS Energy Corp.
5.050% 03/15/2022	319,000	352,066
Commonwealth Edison Co.
4.000% 08/01/2020	330,000	355,413
Connecticut Light & Power Co., Series 09-A
5.500% 02/01/2019	265,000	297,346
Consolidated Edison Co. of New York, Inc.
7.125% 12/01/2018	310,000	363,121
Dominion Resources, Inc.
2.250% 09/01/2015	500,000	500,368
Edison International
3.750% 09/15/2017	321,000	336,181
Georgia Power Co.
5.400% 06/01/2018	286,000	315,796
Interstate Power & Light Co.
3.650% 09/01/2020	347,000	367,177
ITC Holdings Corp.
4.050% 07/01/2023	306,000	315,926
Jersey Central Power & Light Co.
7.350% 02/01/2019	450,000	521,919
Nevada Power Co.
7.125% 03/15/2019	300,000	351,401
Oncor Electric Delivery Co. LLC
7.000% 09/01/2022	275,000	338,466
PacifiCorp
5.650% 07/15/2018	17,000	18,950
PPL Capital Funding, Inc.
3.500% 12/01/2022	529,000	534,215
PSEG Power LLC
5.320% 09/15/2016	440,000	459,376

		Principal Amount	Value (Note 2)
Electric (continued)
PSEG Power LLC
2.450% 11/15/2018		$373,000	$376,026
Puget Energy, Inc.
5.625% 07/15/2022		337,000	378,680
TECO Finance, Inc.
6.572% 11/01/2017		317,000	351,242

			7,335,976

Gas (0.69%)
CenterPoint Energy Resources Corp.
6.000% 05/15/2018		300,000	334,900
Sempra Energy
6.500% 06/01/2016		455,000	475,155

			810,055

TOTAL UTILITIES			8,146,031

TOTAL CORPORATE BONDS (Cost $26,372,994)			26,488,630

FOREIGN GOVERNMENT BONDS (0.24%)
Province of Quebec Canada, Series NN
7.125% 02/09/2024		216,000	282,249

TOTAL FOREIGN GOVERNMENT BONDS (Cost $279,145)			282,249

GOVERNMENT & AGENCY OBLIGATIONS (0.10%)
U.S. Treasury Bonds
6.500% 11/15/2026		28,000	39,988

U.S. Treasury Notes
5.125% 05/15/2016		20,000	20,750
U.S. Treasury Notes
4.500% 02/15/2016		38,000	38,861
U.S. Treasury Notes
4.500% 11/15/2015		16,000	16,197

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $115,108)			115,796

	Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (7.50%)
MONEY MARKET FUND (2.54%)
Fidelity Institutional Money Market Government Portfolio - Class I	0.01%(c)	2,978,369	2,978,369

U.S. TREASURY BILLS (4.96%)
U.S. Treasury Bill, 12/10/2015	0.14%(d)	5,800,000	5,798,440

TOTAL SHORT TERM INVESTMENTS (Cost $8,775,444)			8,776,809

TOTAL INVESTMENTS (99.71%) (Cost $92,853,480)	$116,635,023

Other Assets In Excess Of Liabilities (0.29%)	342,173

NET ASSETS (100.00%)	$116,977,196

(a)	Non-Income Producing Security.
(b)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(c)	Represents the 7-day yield.
(d)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

Common Abbreviations:

ADR - American Depositary Receipt.

BV - Besloten Vennootschap is the Dutch term for private limited liability company.

LLC - Limited Liability Company.

LP - Limited Partnership.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for limited liability company.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

SA - Generally designated corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

The Disciplined Growth Investors Fund	Notes to Quarterly Portfolio of Investments
July 31, 2015 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2015, the Trust had 31 registered funds. This quarterly report describes the Disciplined Growth Investors Fund (the “Fund”). The Fund seeks long-term capital growth and as a secondary objective, modest income with reasonable risk.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying portfolio of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of portfolio of investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the portfolio of investments and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of their portfolio of investments.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability,

The Disciplined Growth Investors Fund	Notes to Quarterly Portfolio of Investments
July 31, 2015 (Unaudited)

including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund as of July 31, 2015:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$80,806,981	$–	$–	$80,806,981
Asset/Mortgage Backed Securities	–	164,558	–	164,558
Corporate Bonds	–	26,488,630	–	26,488,630
Foreign Government Bonds	–	282,249	–	282,249
Government & Agency Obligations	–	115,796	–	115,796
Short Term Investments
Money Market Fund	2,978,369	–	–	2,978,369
U.S. Treasury Bills	–	5,798,440	–	5,798,440

TOTAL	$83,785,350	$32,849,673	$–	$116,635,023

 (a)     For detailed descriptions of the underlying industries, see the accompanying Portfolio of Investments.

The Disciplined Growth Investors Fund	Notes to Quarterly Portfolio of Investments
July 31, 2015 (Unaudited)

The Fund recognizes transfers between levels as of the end of the period. For the three months ended July 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 securities. For the three months ended July 31, 2015, the Fund did not have any securities that used unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Unrealized Appreciation and Depreciation on Investments: As of July 31, 2015, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

Disciplined Growth Investors Fund
Gross appreciation (excess of value over tax cost)	$27,033,421
Gross depreciation (excess of tax cost over value)	(3,251,932)

Net unrealized appreciation	$23,781,489

Cost of investments for income tax purposes	$92,853,534

Schedule of Investments

Emerald Growth Fund

July 31, 2015 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 96.37%
Consumer Discretionary: 17.87%
381,870	American Eagle Outfitters, Inc.	$6,778,193
57,152	Black Diamond, Inc.(a)	542,658
15,000	Bojangles, Inc.(a)	374,850
122,052	Burlington Stores, Inc.(a)	6,717,742
756,738	Chegg, Inc.(a)	6,288,493
325,217	Christopher & Banks Corp.(a)	1,050,451
118,793	Chuy’s Holdings, Inc.(a)	3,374,909
164,687	Dave&Busters Entertainment, Inc.(a)	6,389,856
215,788	Diversified Restaurant Holdings, Inc.(a)	787,626
188,054	Five Below, Inc.(a)	6,933,551
20,000	Fogo De Chao, Inc.(a)	402,600
31,840	G-III Apparel Group Ltd.(a)	2,299,803
85,000	Hemisphere Media Group, Inc.(a)	1,177,250
120,060	HomeAway, Inc.(a)	3,606,602
238,878	Interface, Inc.	6,203,662
88,010	Jack in the Box, Inc.	8,360,950
76,579	Malibu Boats, Inc., Class A(a)	1,478,740
62,784	Marcus Corp.	1,315,953
173,566	MarineMax, Inc.(a)	3,134,602
36,580	Matthews International Corp., Class A	1,969,833
97,150	Ollie’s Bargain Outlet Holdings, Inc.(a)	1,906,083
97,455	Pandora Media, Inc.(a)	1,707,412
92,879	Red Robin Gourmet Burgers, Inc.(a)	8,512,360
120,474	Rentrak Corp.(a)	8,248,855
46,880	Scientific Games Corp., Class A(a)	707,888
278,278	Sequential Brands Group, Inc.(a)	4,933,869
136,713	Steven Madden Ltd.(a)	5,698,198
366,261	Tilly’s, Inc., Class A(a)	3,314,662
		104,217,651

Consumer Staples: 0.05%
10,250	Blue Buffalo Pet Products, Inc.(a)	286,385

Energy: 0.54%
353,939	Rex Energy Corp.(a)	792,823
240,060	Synergy Resources Corp.(a)	2,335,784
		3,128,607

Financial Services: 15.21%
56,223	Atlas Financial Holdings, Inc.(a)	1,037,877
192,424	Bank of the Ozarks, Inc.	8,489,747
17,170	Bofl Holding, Inc.(a)	2,109,334
87,000	California Republic Bancorp(a)	2,566,500
151,610	CoBiz Financial, Inc.	1,939,092
262,781	ConnectOne Bancorp, Inc.	5,613,002
79,756	Customers Bancorp, Inc.(a)	2,005,863
188,468	FCB Financial Holdings, Inc., Class A(a)	6,545,494

Shares		Value (Note 2)
Financial Services (continued)
117,790	First Choice Bank(a)	$1,872,861
130,034	First NBC Bank Holdings Co.(a)	4,967,299
148,203	Howard Bancorp, Inc.(a)	2,046,683
95,500	LendingTree, Inc.(a)	7,918,860
128,320	Live Oak Bancshares, Inc.(a)	2,586,931
86,686	Marcus & Millichap, Inc.(a)	4,441,791
53,125	National Commerce Corp.(a)	1,397,187
206,357	Opus Bank	8,078,877
124,114	Pacific Premier Bancorp, Inc.(a)	2,359,407
91,208	Peoples Bancorp, Inc.	1,919,016
61,224	Pinnacle Financial Partners, Inc.	3,250,382
127,036	PrivateBancorp, Inc.	5,251,668
18,257	South State Corp.	1,418,934
204,693	Virtu Financial, Inc., Class A	4,810,286
255,425	Walker & Dunlop, Inc.(a)	6,117,429
		88,744,520

Health Care: 23.30%
87,640	Abaxis, Inc.	4,387,258
106,561	Acadia Healthcare Co., Inc.(a)	8,501,437
134,940	Adamas Pharma, Inc.(a)	3,341,114
139,360	Akebia Therapeutics, Inc.(a)	1,309,984
421,489	Amicus Therapeutics, Inc.(a)	7,245,396
241,476	AtriCure, Inc.(a)	6,710,618
44,760	Bellicum Pharmaceuticals, Inc.(a)	910,866
17,830	Bluebird Bio, Inc.(a)	2,956,749
68,105	Cantel Medical Corp.	3,737,602
108,091	Cepheid(a)	6,008,779
68,750	Chimerix, Inc.(a)	3,694,625
92,580	Conformis, Inc.(a)	2,136,746
200,000	Corindus Vascular Robotics, Inc.(a)	726,000
73,553	Depomed, Inc.(a)	2,316,920
68,576	HTG Molecular Diagnostics, Inc.(a)	602,097
80,587	Inogen, Inc.(a)	3,582,898
184,450	Insmed, Inc.(a)	4,998,595
11,320	Intercept Pharmaceuticals, Inc.(a)	2,986,329
120,419	Intrexon Corp.(a)	7,857,340
211,179	K2M Group Holdings, Inc.(a)	4,831,776
58,474	Legg Mason, Inc.	832,670
90,326	MacroGenics, Inc.(a)	3,396,258
75,280	NantKwest, Inc.(a)	2,303,568
60,000	Natera, Inc.(a)	1,085,400
130,644	Neos Therapeutics, Inc.(a)	2,614,186
113,820	Neurocrine Biosciences, Inc.(a)	5,704,658
104,798	OvaScience, Inc.(a)	2,986,743
948,628	Pieris Pharmaceuticals, Inc.(a)	3,035,610
104,524	Portola Pharm, Inc.(a)	5,167,667
110,000	Presbia PLC(a)	760,100
128,770	Sarepta Therapeutics, Inc.(a)	4,110,338
36,910	Teladoc, Inc.(a)	1,165,249
296,119	Veeva Systems, Inc., Class A(a)	7,971,523
76,370	WellCare Health Plan, Inc.(a)	6,170,696
55,000	Zafgen, Inc.(a)	2,088,350
223,447	ZIOPHARM Oncology, Inc.(a)	2,985,252

Shares		Value (Note 2)
Health Care (continued)
78,262	ZS Pharma, Inc.(a)	$4,674,589
		135,895,986

Materials & Processing: 5.45%
201,285	Apogee Enterprises, Inc.	11,106,906
139,131	Installed Building Products, Inc.(a)	3,780,189
105,730	Milacron Holdings Corp.(a)	1,836,530
291,048	PGT, Inc.(a)	4,677,142
158,604	Ply Gem Holdings, Inc.(a)	2,291,828
87,108	PolyOne Corp.	2,985,191
112,184	Trex Co., Inc.(a)	5,089,788
		31,767,574

Producer Durables: 8.39%
108,184	Astronics Corp.(a)	6,707,408
109,258	FARO Technologies, Inc.(a)	4,795,334
32,830	HEICO Corp.	1,800,069
262,373	Kforce, Inc.	6,131,657
110,002	Knoll, Inc.	2,662,048
74,350	Korn/Ferry International	2,489,238
168,792	Roadrunner Trans Systems, Inc.(a)	4,418,974
113,673	Spirit Airlines, Inc.(a)	6,799,919
64,075	Tennant Co.	3,832,326
263,222	Tutor Perini Corp.(a)	5,509,236
113,955	Virgin America, Inc.(a)	3,799,260
		48,945,469

Technology: 23.17%
262,543	Alarm.com Holdings, Inc.(a)	4,864,922
138,049	Applied Optoelectronics, Inc.(a)	2,685,053
369,284	ARC Doc. Solutions, Inc.(a)	2,551,752
64,716	Cavium, Inc.(a)	4,387,745
162,890	ChannelAdvisor Corp.(a)	1,643,560
131,542	Ciena Corp.(a)	3,347,744
152,991	EPAM Systems, Inc.(a)	11,338,163
77,539	Everyday Health, Inc.(a)	920,388
54,660	Fitbit, Inc., Class A(a)	2,601,816
213,779	Gigamon, Inc.(a)	5,746,380
894,387	Glu Mobile, Inc.(a)	5,245,580
309,639	GTT Communications, Inc.(a)	7,192,914
122,809	Guidewire Software, Inc.(a)	7,251,871
129,560	Imperva, Inc.(a)	8,512,092
194,724	Inphi Corp.(a)	4,426,077
54,819	IPG Photonics Corp.(a)	5,055,408
42,540	M/A-COM Technology Solutions Holdings, Inc.(a)	1,434,023
200,477	Microsemi Corp.(a)	6,603,712
43,159	MicroStrategy, Inc., Class A(a)	8,797,962
289,610	Model N, Inc.(a)	3,289,970
150,620	Pixelworks, Inc.(a)	847,991
119,510	Proofpoint, Inc.(a)	7,732,297
227,647	Qlik Technologies, Inc.(a)	9,210,598
14,180	Rapid7, Inc.(a)	325,856
221,228	Reis, Inc.	5,411,237

Shares		Value (Note 2)
Technology (continued)
230,020	Sigma Designs, Inc.(a)	$2,385,307
139,220	Super Micro Computer, Inc.(a)	3,712,997
11,760	Synaptics, Inc.(a)	933,509
75,810	Synchronoss Technologies, Inc.(a)	3,623,718
441,697	Telenav, Inc.(a)	3,091,879
		135,172,521

Utilities: 2.39%
519,608	8x8, Inc.(a)	4,525,786
1,474,046	Vonage Holdings Corp.(a)	9,419,154
		13,944,940

	Total Common Stocks (Cost $457,581,657)	562,103,653

WARRANTS: 0.00%
41,894	Magnum Hunter Resources Corp., Strike Price $8.50 (Expiring 04/15/16)	0

	Total Warrants (Cost $0)	0

SHORT TERM INVESTMENTS: 5.86%
34,198,225	Dreyfus Government Cash Management Fund - Institutional Class 0.010% (7-Day Yield)	34,198,225

	Total Short Term Investments (Cost $34,198,225)	34,198,225

Total Investments: 102.23% (Cost $491,779,882)		596,301,878

Liabilities In Excess Of Other Assets: (2.23)%		(13,031,054)

Net Assets: 100.00%		$583,270,824

(a) Non-income producing security.

Investment Abbreviations:

Ltd. - Limited.

PLC - Public limited company.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments

Emerald Insights Fund

July 31, 2015 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 81.69%
Consumer Discretionary: 24.62%
2,413	Avis Budget Group, Inc.(a)	$104,796
807	BorgWarner, Inc.	40,116
2,012	Brunswick Corp.	106,817
1,945	Foot Locker, Inc.	137,220
957	Harman International Industries, Inc.	103,031
3,972	Hilton Worldwide Holdings, Inc.(a)	106,648
847	HomeAway, Inc.(a)	25,444
1,791	HSN, Inc.	131,656
3,863	IMAX Corp.(a)	144,515
1,683	Jack in the Box, Inc.	159,885
3,205	Jarden Corp.(a)	176,275
4,486	Lions Gate Entertainment Corp.	175,761
1,247	McGraw Hill Financial, Inc.	126,882
6,088	Pandora Media, Inc.(a)	106,662
860	Polaris Industries, Inc.	117,872
1,242	Ross Stores, Inc.	66,025
1,295	Royal Caribbean Cruises Ltd.	116,356
695	Signet Jewelers Ltd.	84,248
247	Ulta Salon Cosmetics & Fragrance, Inc.(a)	41,009
1,187	Under Armour, Inc., Class A(a)	117,905
710	Whirlpool Corp.	126,188
		2,315,311

Consumer Staples: 3.31%
1,727	Hain Celestial Group, Inc.(a)	117,402
434	Mead Johnson Nutrition Co.	38,361
585	Monster Beverage Corp.(a)	89,827
1,719	Sprouts Farmers Market, Inc.(a)	42,150
449	WhiteWave Foods Co.(a)	23,177
		310,917

Energy: 2.82%
1,172	Diamondback Energy, Inc.(a)	78,875
540	EQT Corp.	41,499
3,021	Gulfport Energy Corp.(a)	98,968
1,227	SM Energy Co.	45,485
		264,827

Financial Services: 8.53%
831	Affiliated Managers Group, Inc.(a)	172,765
422	Alliance Data Systems Corp.(a)	116,067
1,074	Mid-America Apartment Communities, Inc., REIT	86,285
3,985	PacWest Bancorp	184,466
1,894	SEI Investments Co.	100,969
437	Signature Bank(a)	63,623
546	SVB Financial Group(a)	78,132
		802,307

Shares		Value (Note 2)
Health Care: 13.75%
679	Acadia Healthcare Co., Inc.(a)	$54,171
2,899	Akorn, Inc.(a)	133,673
1,319	Alnylam Pharmaceuticals, Inc.(a)	168,080
3,620	Amicus Therapeutics, Inc.(a)	62,228
434	Bluebird Bio, Inc.(a)	71,970
1,915	Cepheid(a)	106,455
1,195	Depomed, Inc.(a)	37,643
382	Intercept Pharmaceuticals, Inc.(a)	100,775
4,741	Intrexon Corp.(a)	309,350
273	United Therapeutics Corp.(a)	46,235
2,895	Veeva Systems, Inc., Class A(a)	77,933
989	WellCare Health Plan, Inc.(a)	79,911
3,344	ZIOPHARM Oncology, Inc.(a)	44,676
		1,293,100

Materials & Processing: 4.15%
432	Acuity Brands, Inc.	86,914
1,236	Eagle Materials, Inc.	95,345
402	Martin Marietta Materials, Inc.	63,042
2,737	Masco Corp.	72,230
672	PPG Industries, Inc.	72,831
		390,362

Producer Durables: 6.83%
2,331	Korn/Ferry International	78,042
1,208	Middleby Corp.(a)	148,222
4,737	Southwest Airlines Co.	171,479
1,262	Spirit Airlines, Inc.(a)	75,493
1,666	Wabtec Corp.	168,582
		641,818

Technology: 17.36%
850	Akamai Technologies, Inc.(a)	65,203
443	Avago Technologies Ltd.	55,437
630	Cavium, Inc.(a)	42,714
585	Electronic Arts, Inc.(a)	41,857
1,488	EPAM Systems, Inc.(a)	110,276
1,874	Fitbit, Inc., Class A(a)	89,202
2,933	Fortinet, Inc.(a)	140,021
601	Intuit, Inc.	63,568
1,404	IPG Photonics Corp.(a)	129,477
997	Lam Research Corp.	76,639
654	LinkedIn Corp., Class A(a)	132,932
5,388	ON Semiconductor Corp.(a)	57,221
553	Palo Alto Networks, Inc.(a)	102,764
842	PayPal Holdings, Inc.(a)	32,585
1,844	Proofpoint, Inc.(a)	119,307
762	SBA Communications Corp., Class A(a)	91,989
1,312	ServiceNow, Inc.(a)	105,616
1,153	Skyworks Solutions, Inc.	110,308
1,644	SolarWinds, Inc.(a)	65,579
		1,632,695

Shares		Value (Note 2)
Utilities: 0.32%
951	Exelon Corp.	$30,518
	Total Common Stocks (Cost $6,667,716)	7,681,855

EXCHANGE TRADED FUNDS: 3.73%
Equity: 3.73%
3,570	iShares® Russell Mid-Cap Growth ETF	350,467

	Total Exchange Traded Funds (Cost $348,396)	350,467

MASTER LIMITED PARTNERSHIPS: 1.27%
Financial Services: 1.27%
2,149	Lazard Ltd., Class A	119,076

	Total Master Limited Partnerships (Cost $115,700)	119,076

SHORT TERM INVESTMENTS: 4.10%
385,151	Dreyfus Government Cash Management Fund - Institutional Class 0.010% (7-Day Yield)	385,151

	Total Short Term Investments (Cost $385,151)	385,151

Total Investments: 90.79% (Cost $7,516,963)		8,536,549

Other Assets In Excess Of Liabilities: 9.21%		866,485

Net Assets: 100.00%		$9,403,034

(a) Non-income producing security.

Investment Abbreviations:

ETF - Exchange Traded Funds.

Ltd. - Limited.

REIT - Real Estate Investment Trust.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments

Emerald Banking and Finance Fund

July 31, 2015 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 95.60%
Financial Services: 95.60%
Banks: Diversified: 69.58%
113,100	Alerus Financial Corp.	$2,260,869
30,639	American Business Bank(a)	916,106
126,180	Ameris Bancorp	3,408,122
30,000	Atlas Financial Holdings, Inc.(a)	553,800
54,028	BancorpSouth, Inc.	1,365,288
153,296	Bank of the Ozarks, Inc.	6,763,420
121,303	BankUnited, Inc.	4,429,986
133,495	BNC Bancorp	3,006,307
96,309	Bridge Bancorp, Inc.	2,490,551
24,757	Bryn Mawr Bank Corp.	713,992
160,489	California Republic Bancorp(a)	4,734,425
85,579	CoBiz Financial, Inc.	1,094,555
31,763	CommunityOne Bancorp(a)	348,440
204,440	ConnectOne Bancorp, Inc.	4,366,838
922	Consumers Bancorp, Inc.	16,596
60,710	CU Bancorp(a)	1,347,155
145,555	Customers Bancorp, Inc.(a)	3,660,708
118,020	Eagle Bancorp, Inc.(a)	5,240,088
87,680	East West Bancorp, Inc.	3,924,557
51,445	Everbank Financial Corp.	1,025,813
86,853	Farmers National Banc Corp.	711,326
29,445	First Business Financial Services, Inc.	1,288,219
79,160	First NBC Bank Holdings Co.(a)	3,023,912
39,225	First of Long Island Corp.	1,068,489
596	First Virginia Community Bank(a)	9,119
80,720	Great Western Bancorp, Inc.	2,119,707
22,506	Guaranty Bancorp	360,771
69,172	Heartland Financial USA, Inc.	2,606,401
99,516	Home BancShares, Inc.	3,962,727
16,003	HopFed Bancorp, Inc.	186,115
114,296	Howard Bancorp, Inc.(a)	1,578,428
11,890	IBERIABANK Corp.	767,499
15,250	Independent Bank Corp.	737,490
50,000	Independent Bank Corporation	713,000
44,370	Independent Bank Group, Inc.	1,973,578
67,294	Investors Bancorp, Inc.	819,641
54,120	John Marshall Bank(a)	865,920
155,060	Live Oak Bancshares, Inc.(a)	3,126,010
141,177	MainStreet Bank(a)	1,503,535
220,650	Malvern Bancorp, Inc.(a)	3,338,434
45,870	Meridian Bancorp, Inc.(a)	598,145
180,079	National Commerce Corp.(a)	4,736,078
224	Oak Valley Bancorp	2,253
73,738	Old Line Bancshares, Inc.	1,166,535
138,001	Opus Bank	5,402,739
133,632	Pacific Premier Bancorp, Inc.(a)	2,540,344
116,135	PacWest Bancorp	5,375,889
63,580	Peoples Bancorp, Inc.	1,337,723

Shares		Value (Note 2)
Banks: Diversified (continued)
64,152	Pinnacle Financial Partners, Inc.	$3,405,830
91,640	PrivateBancorp, Inc.	3,788,398
30,000	QCR Holdings, Inc.	646,800
78,565	Renasant Corp.	2,525,865
481,505	Royal Bancshares of Pennsylvania, Inc., Class A(a)	919,675
112,745	ServisFirst Bancshares, Inc.	4,379,016
40,382	Signature Bank(a)	5,879,215
31,940	Simmons First National Corp., Class A	1,451,673
46,032	Southern First Bancshares, Inc.(a)	922,481
20,598	Southern National Bancorp of VA, Inc.	238,113
66,313	Square 1 Financial, Inc., Class A(a)	1,788,462
39,735	Sun Bancorp, Inc.(a)	830,064
43,135	SVB Financial Group(a)	6,172,618
48,499	Talmer Bancorp, Inc., Class A	790,534
25,430	Texas Capital Bancshares, Inc.(a)	1,498,844
87,675	WashingtonFirst Bankshares, Inc.	1,494,859
42,992	West Town Bank & Trust(a)	808,250
80,004	Western Alliance Bancorp(a)	2,706,535
		143,834,875

Banks: Savings, Thrift & Mortgage Lending: 8.57%
225,594	Atlantic Coast Financial Corp.(a)	1,019,685
104,350	Avenue Financial Holdings, Inc.(a)	1,382,637
36,138	Elmira Savings Bank	717,701
157,210	First Choice Bank(a)	2,499,639
120,000	First Resource Bank	830,400
12,500	Flushing Financial Corp.	259,500
103,401	Heritage Financial Corp.	1,830,198
11,680	Home Bancorp, Inc.	283,006
18,520	Home Federal Bancorp, Inc.	393,180
84,770	LegacyTexas Financial Group, Inc.	2,576,160
36,429	Mackinac Financial Corp.	387,605
159,583	Sterling Bancorp	2,376,191
49,746	Sunshine Bancorp, Inc.(a)	724,302
30,890	Sussex Bancorp	375,313
72,040	WSFS Financial Corp.	2,068,268
		17,723,785

Commercial Banks: 5.19%
15,000	County Bancorp, Inc.	276,075
561,112	First Security Group, Inc.(a)	1,391,558
146,082	Franklin Financial Network, Inc.(a)	3,687,110
98,825	Investar Holdings Corp.	1,530,799
44,200	Seacoast Commerce Banc Holdings(a)	530,400
89,567	Stonegate Bank	2,755,976
39,610	Triumph Bancorp, Inc.(a)	556,917
		10,728,835

Commercial Finance & Mortgage Companies: 0.24%
32,000	Ladder Capital Corp., REIT	502,720

Consumer Lending: 2.48%
61,839	LendingTree, Inc.(a)	5,127,690

Shares		Value (Note 2)
Diversified Financial Services: 3.69%
153,814	FCB Financial Holdings, Inc., Class A(a)	$5,341,960
14,430	Greenhill & Co., Inc.	567,532
52,954	MidWestOne Financial Group, Inc.	1,715,180
		7,624,672

Financial Data & Services: 0.46%
5,000	Black Knight Financial Services, Inc., Class A(a)	162,900
15,022	Cass Information Systems, Inc.	790,157
		953,057

Insurance: 0.66%
50,000	James River Group Holdings Ltd.	1,372,500

Insurance: Property-Casualty: 2.09%
41,320	AmTrust Financial Services, Inc.	2,872,153
40,000	Federated National Holdings Co.	943,600
31,441	United Insurance Holdings Corp.	504,943
		4,320,696

Real Estate Investment Trusts (REITs): 0.82%
53,830	Diamond Resorts International, Inc.(a)	1,687,032

Real Estate Management & Development: 0.45%
18,140	Marcus & Millichap, Inc.(a)	929,494

Securities Brokerage & Services: 1.37%
119,996	Virtu Financial, Inc., Class A	2,819,906

	Total Common Stocks (Cost $148,468,473)	197,625,262

SHORT TERM INVESTMENTS: 5.23%
10,820,981	Dreyfus Government Cash Management Fund - Institutional Class 0.010% (7-Day Yield)	10,820,981

	Total Short Term Investments (Cost $10,820,981)	10,820,981

Total Investments: 100.83% (Cost $159,289,454)		208,446,243

Liabilities In Excess Of Other Assets: (0.83)%		(1,724,102)

Net Assets: 100.00%		$206,722,141

(a) Non-income producing security.

Investment Abbreviations:

Ltd. - Limited.

REIT - Real Estate Investment Trust.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Emerald Funds	Notes to Quarterly Schedule of Investments
July 31, 2015 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of April 30, 2015, the Trust had 31 registered funds. This quarterly report describes the Emerald Growth Fund, Emerald Insights Fund, and Emerald Banking and Finance Fund (each a “Fund” and collectively, the “Funds”). The Emerald Growth Fund seeks to achieve long-term growth through capital appreciation. The Emerald Insights Fund seeks to achieve long-term growth through capital appreciation. The Emerald Banking and Finance Fund seeks to achieve long term growth through capital appreciation with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying schedule of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of schedule of investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the schedule of investments and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their schedule of investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally, 4:00 p.m. Eastern time, on each business day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in non-exchange traded funds are fair valued at their respective net asset values.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Emerald Funds	Notes to Quarterly Schedule of Investments
July 31, 2015 (Unaudited)

The following is a summary of each input used to value the Funds as of July 31, 2015:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Banking and Finance Fund
Common Stocks
Banks: Diversified	$139,253,102	$4,581,773	$–	$143,834,875
Banks: Savings, Thrift & Mortgage Lending	16,893,385	830,400	–	17,723,785
Other(a)	36,066,602	–	–	36,066,602
Short Term Investments	10,820,981	–	–	10,820,981
TOTAL	$203,034,070	$5,412,173	$–	$208,446,243

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Growth Fund
Common Stocks(a)	$562,103,653	$–	$–	$562,103,653
Warrants	–	–	–	–
Short Term Investments	34,198,225	–	–	34,198,225
TOTAL	$596,301,878	$–	$–	$596,301,878

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Insights Fund
Common Stocks(a)	$7,681,855	$–	$–	$7,681,855
Exchange Traded Funds(a)	350,467	–	–	350,467
Master Limited Partnerships(a)	119,076	–	–	119,076
Short Term Investments	385,151	–	–	385,151
TOTAL	$8,536,549	$–	$–	$8,536,549

(a) For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

The Funds recognize transfers between levels as of the end of the period. Transfers between Level 1 and Level 2 as of July 31, 2015 were due to the Fund’s lack of a closing market price.

Security amounts in the Funds that were transferred into and out of levels 1 and 2 at July 31, 2015 were as follows:

	Level 1		Level 2
Emerald Banking and Finance Fund	Transfer In	Transfers (Out)	Transfer In	Transfers (Out)

Common Stocks	$5,667,127	$(3,078,238)	$3,078,238	$(5,667,127)

Total	$5,667,127	$(3,078,238)	$3,078,238	$(5,667,127)

Emerald Funds	Notes to Quarterly Schedule of Investments
July 31, 2015 (Unaudited)

	Level 1		Level 2
Emerald Growth Fund	Transfer In	Transfers (Out)	Transfer In	Transfers (Out)

Common Stocks	$2,566,500	$–	$–	$(2,566,500)

Total	$2,566,500	$–	$–	$(2,566,500)

For the period ended July 31, 2015, the Emerald Insights Fund did not have any transfers between Level 1 and Level 2 securities.

For the period ended July 31, 2015, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act.

Unrealized Appreciation and Depreciation on Investments: As of July 31, 2015 the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
Emerald Banking and Finance Fund	$50,059,496	$(925,151)	$49,134,345	$159,311,898
Emerald Growth Fund	121,481,410	(17,744,354)	103,737,056	492,564,822
Emerald Insights Fund	1,155,155	(172,544)	982,611	7,553,938

Grandeur Peak Emerging Markets Opportunities Fund

PORTFOLIO OF INVESTMENTS

July 31, 2015 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (89.70%)
Bangladesh (0.88%)
Islami Bank Bangladesh, Ltd.	6,884,792	$1,938,630
Olympic Industries, Ltd.	510,300	1,814,181

		3,752,811

Brazil (3.34%)
CETIP SA - Mercados Organizados	358,774	3,713,533
Even Construtora e Incorporadora SA	640,700	542,657
FPC Par Corretora de Seguros SA(a)	82,000	337,680
Localiza Rent a Car SA	132,700	1,089,055
M Dias Branco SA	60,100	1,348,057
Mills Estruturas e Servicos de Engenharia SA(a)	294,300	520,878
Odontoprev SA	694,000	2,251,885
Sonae Sierra Brasil SA	211,500	1,085,312
Tegma Gestao Logistica(a)	121,500	330,723
Valid Solucoes SA	204,100	2,964,381

		14,184,161

China (15.97%)
51job, Inc., ADR(a)	51,725	1,580,716
AAC Technologies Holdings, Inc.	278,000	1,577,854
Airtac International Group	262,500	1,205,597
BBI Life Sciences Corp.(b)	5,575,000	1,725,939
China Biologic Products, Inc.(a)	12,500	1,529,500
China Construction Bank Corp., H Shares	2,564,000	2,093,588
China Lesso Group Holdings, Ltd.	5,246,000	4,114,351
China Medical System Holdings, Ltd.	4,338,000	5,763,631
China Pioneer Pharma Holdings, Ltd.	5,498,000	3,212,716
China Singyes Solar Technologies Holdings, Ltd.	1,434,000	1,439,124
China South City Holdings, Ltd.	8,532,000	2,520,320
Consun Pharmaceutical Group, Ltd.	1,990,000	1,478,581
Dongpeng Holdings Co., Ltd.	5,154,345	2,313,781
Far East Horizon, Ltd.	4,270,500	3,982,781
Goldpac Group, Ltd.	2,748,000	1,701,482
Le Saunda Holdings, Ltd.	1,434,400	556,937
Man Wah Holdings, Ltd.	12,028,400	10,830,106

	Shares	Value (Note 2)

China (continued)
Mindray Medical International, Ltd., ADR	46,900	$1,279,901
Minth Group, Ltd.	1,238,000	2,456,102
Noah Holdings, Ltd.,
Sponsored ADR(a)	93,425	2,134,761
O2Micro International, Ltd., ADR(a)	495,425	1,223,700
Phoenix New Media, Ltd., ADR(a)	295,765	1,975,710
Sihuan Pharmaceutical Holdings Group, Ltd.(c)	2,563,000	1,408,405
Technovator International, Ltd.(a)	3,058,000	2,311,557
Tsui Wah Holdings, Ltd.	2,899,000	878,791
Vitasoy International Holdings, Ltd.	1,101,900	1,654,492
WuXi PharmaTech Cayman, Inc., ADR(a)	102,658	4,260,307
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)(d)	1,188,500	599,440

		67,810,170

Colombia (1.49%)
Bolsa de Valores de
Colombia	245,261,183	1,371,078
Gran Tierra Energy, Inc.(a)	792,175	1,742,785
Parex Resources, Inc.(a)	485,731	3,212,580

		6,326,443

Georgia (1.30%)
Bank of Georgia Holdings PLC	177,097	5,520,211

Greece (0.40%)
Sarantis SA(c)	259,544	1,681,762

Hong Kong (2.90%)
International Housewares Retail Co., Ltd.	8,196,000	2,135,614
Samsonite International SA	388,000	1,266,257
Sinosoft Technology Group, Ltd.	2,353,000	1,329,430
Value Partners Group, Ltd.	6,505,800	7,586,449

		12,317,750

India (14.46%)
AIA Engineering, Ltd.	81,250	1,260,285
Ajanta Pharma, Ltd.	93,230	2,273,963
Allcargo Logistics, Ltd.	232,500	1,086,928
Bajaj Finance, Ltd.	22,600	1,942,590
Balkrishna Industries, Ltd.	45,792	485,572
City Union Bank, Ltd.	1,127,000	1,777,026

	Shares	Value (Note 2)

India (continued)
Credit Analysis & Research, Ltd.	156,990	$3,482,426
Cyient, Ltd.	446,595	3,796,721
Dewan Housing Finance Corp., Ltd.	572,000	4,294,135
Eros International Media, Ltd.(a)	38,500	352,076
Glenmark Pharmaceuticals, Ltd.	132,200	2,086,353
Hinduja Global Solutions, Ltd.	194,500	1,510,208
IFGL Refractories, Ltd.	359,956	694,726
Indiabulls Housing Finance, Ltd.	249,000	2,866,765
Infinite Computer Solutions, Ltd.	480,000	1,419,753
Ipca Laboratories, Ltd.	41,956	442,507
Jammu & Kashmir Bank, Ltd.	1,574,699	2,559,080
Kaveri Seed Co, Ltd.	107,500	1,248,725
Kolte-Patil Developers, Ltd.	1,243,750	3,730,191
KPIT Technologies, Ltd.	1,243,280	2,140,704
MBL Infrastructures, Ltd.	622,000	2,744,851
MT Educare, Ltd.	865,731	1,568,270
Nirvikara Paper Mills, Ltd.(a)	47,311	59,745
PC Jeweller, Ltd.	177,500	1,273,706
PI Industries, Ltd.	94,675	968,704
Poly Medicure, Ltd.	91,722	668,622
Somany Ceramics, Ltd.	80,760	471,827
Supreme Industries, Ltd.	5,000	48,882
Time Technoplast, Ltd.	4,012,600	4,136,624
UFO Moviez India, Ltd.(a)	109,456	1,058,400
Vaibhav Global, Ltd.	289,337	1,792,839
Vardhman Textiles, Ltd.	126,219	1,572,762
Vesuvius India, Ltd.	171,200	2,055,285
WNS Holdings, Ltd., ADR(a)	117,875	3,513,854

		61,385,105

Indonesia (4.49%)
Arwana Citramulia Tbk PT	21,820,200	903,294
Astra Graphia Tbk PT	8,442,500	1,241,957
Bank Negara Indonesia Persero Tbk PT	6,786,000	2,387,829
Bank Tabungan Pensiunan Nasional Tbk PT(a)	4,985,000	1,160,802
Bekasi Fajar Industrial Estate Tbk PT	56,350,600	1,603,769
Express Transindo Utama Tbk PT	9,051,500	622,280
Lippo Cikarang Tbk PT(a)	811,100	497,663
Panin Sekuritas Tbk PT	4,964,000	1,594,425
Petra Foods, Ltd.	841,400	1,760,264
Selamat Sempurna Tbk PT	9,212,100	3,234,705
Tempo Scan Pacific Tbk PT	17,950,700	2,607,513

	Shares	Value (Note 2)

Indonesia (continued)
Ultrajaya Milk Industry & Trading Co. Tbk PT	5,042,900	$1,444,556

		19,059,057

Jersey (0.13%)
Integrated Diagnostics Holdings PLC(a)(b)(d)	84,700	544,197

Luxembourg (0.33%)
Globant SA(a)	43,462	1,382,092

Malaysia (3.48%)
7-Eleven Malaysia Holdings Bhd	4,119,000	1,798,596
AEON Credit Service M Bhd	777,100	2,804,021
Berjaya Auto Bhd	3,715,600	2,525,967
Berjaya Food Bhd	231,584	141,088
CB Industrial Product Holding Bhd	3,673,800	1,901,980
Kossan Rubber Industries	1,026,800	1,959,901
My EG Services Bhd	2,038,800	1,407,356
Nirvana Asia, Ltd.(b)(d)	2,200,000	647,034
Uzma Bhd	2,454,300	1,604,327

		14,790,270

Mexico (2.24%)
Banregio Grupo Financiero SAB de CV	324,400	1,855,296
Credito Real SAB de CV	2,123,751	4,832,069
Genomma Lab Internacional SAB de CV, Class B(a)	1,493,200	1,390,101
Medica Sur SAB de CV, Series B	434,434	1,450,585

		9,528,051

Netherlands (0.24%)
Nostrum Oil & Gas PLC	125,490	1,015,133

Oman (0.25%)
Al Anwar Ceramic Tile Co.	1,015,026	1,064,842

Philippines (4.83%)
Concepcion Industrial Corp.	2,879,660	3,463,022
Metropolitan Bank & Trust Co.	957,990	1,850,627
Pepsi-Cola Products Philippines, Inc.	42,513,000	4,433,957
Puregold Price Club, Inc.	2,775,100	2,245,079
Robinsons Land Corp.	3,948,600	2,430,372
Robinsons Retail Holdings, Inc.	939,000	1,548,062

	Shares	Value (Note 2)

Philippines (continued)
Security Bank Corp.	1,387,600	$4,517,626

		20,488,745

Poland (1.78%)
KRUK SA	78,357	3,602,000
Magellan SA	47,887	697,022
Wawel SA	3,626	1,206,391
Work Service SA	432,107	2,061,962

		7,567,375

Russia (0.30%)
MD Medical Group Investments PLC, GDR(b)	218,300	1,259,591

South Africa (6.75%)
ARB Holdings, Ltd.	1,134,108	524,458
Blue Label Telecoms, Ltd.	7,310,223	5,085,272
Cartrack Holdings, Ltd.	2,627,200	2,178,560
Clicks Group, Ltd.	341,300	2,603,002
Comair, Ltd.	6,720,142	1,992,098
Ellies Holdings, Ltd.(a)	4,832,608	305,613
EOH Holdings, Ltd.	215,024	2,929,368
Interwaste Holdings, Ltd.(a)	15,918,682	1,497,459
Invicta Holdings, Ltd.	354,782	1,766,864
Italtile, Ltd.	1,502,579	1,387,334
MiX Telematics, Ltd., Sponsored ADR(a)	165,587	1,205,473
OneLogix Group, Ltd.	2,142,622	821,463
Super Group, Ltd.(a)	771,280	2,164,419
Transaction Capital, Ltd.	5,046,140	4,196,391

		28,657,774

South Korea (6.20%)
DGB Financial Group, Inc.	317,000	3,034,141
Duk San Neolux Co., Ltd.(a)	42,632	570,176
Hy-Lok Corp.	142,037	4,060,281
Interpark Holdings Corp.	280,000	2,572,320
ISC Co., Ltd.	78,748	2,974,543
Koh Young Technology, Inc.	25,244	930,888
KONA I Co., Ltd.	56,306	2,227,892
LF Corp.	77,260	2,310,900
Samchuly Bicycle Co., Ltd.	70,500	1,473,080
Solueta Co., Ltd.(a)	144,000	952,493
TechWing, Inc.	88,500	858,416
Vitzrocell Co., Ltd.	263,687	2,681,601
Wins Technet Co., Ltd.	154,412	1,649,489

		26,296,220

Spain (0.31%)
Atento SA(a)	107,200	1,307,840

Sri Lanka (2.26%)
Asiri Hospital Holdings PLC	4,000,000	657,796

	Shares	Value (Note 2)

Sri Lanka (continued)
Hatton National Bank PLC	893,400	$1,465,849
Hemas Holdings PLC	3,117,531	2,094,977
The Lanka Hospital Corp. PLC	1,640,200	590,953
Royal Ceramics Lanka PLC	3,593,775	3,613,117
Sampath Bank PLC	590,486	1,160,845

		9,583,537

Taiwan (11.12%)
ASPEED Technology, Inc.	251,608	2,370,916
Chipbond Technology Corp.	578,000	869,613
Cleanaway Co., Ltd.	348,000	1,675,435
Cowealth Medical Holding Co., Ltd.	626,262	1,323,082
Cub Elecparts, Inc.	252,165	2,515,939
DYNACOLOR, Inc.	944,000	1,438,209
Elan Microelectronics Corp.	1,020,000	1,062,921
King’s Town Bank Co., Ltd.	1,953,000	1,633,093
Novatek Microelectronics Corp.	610,000	2,212,280
On-Bright Electronics, Inc.	144,900	706,796
Polyronics Tech Corp.	1,550,000	3,102,798
Richtek Technology Corp.	370,000	1,916,127
Silergy Corp.	430,422	4,062,707
Sinmag Equipment Corp.	858,660	4,732,333
Solidwizard Technology Co., Ltd.	559,000	1,912,231
Sporton International, Inc.	803,000	4,921,543
Test Research, Inc.	1,833,000	3,233,869
TSC Auto ID Technology Co., Ltd.	202,400	1,577,068
UDE Corp.	1,920,000	2,481,225
Voltronic Power Technology Corp.	284,020	3,454,498

		47,202,683

Thailand (1.28%)
Ananda Development PCL	20,086,000	1,823,668
Jubilee Enterprise PCL	1,255,200	790,621
LPN Development PCL	3,015,100	1,514,180
Premier Marketing PCL	4,566,900	1,308,716

		5,437,185

Turkey (1.50%)
Albaraka Turk Katilim Bankasi AS	2,072,290	1,046,951
EGE Seramik Sanayi ve Ticaret AS	1,312,061	1,742,407
Is Girisim Sermayesi Yatirim Ortakligi AS	904,559	538,603
Pinar SUT Mamulleri Sanayii AS	283,846	2,437,853

	Shares	Value (Note 2)

Turkey (continued)
TAV Havalimanlari Holding AS	77,100	$587,063

		6,352,877

United Arab Emirates (0.10%)
Aramex PJSC	451,125	423,764

United States (0.33%)
First Cash Financial Services, Inc.(a)	34,475	1,402,098

Vietnam (1.04%)
DHG Pharmaceutical JSC	45,000	152,626
Japan Vietnam Medical Instrument JSC	923,000	346,897
PetroVietnam Drilling and Well Services JSC	1,092,500	2,198,220
Vietnam Dairy Products JSC	284,816	1,566,501
Vietnam Sun Corp.	96,636	146,163

		4,410,407

TOTAL COMMON STOCKS (Cost $388,477,639)		380,752,151

PREFERRED STOCKS (0.69%)
Brazil (0.69%)
Banco ABC Brasil SA	395,154	1,189,865
Banco Daycoval SA	662,137	1,746,257

		2,936,122

TOTAL PREFERRED STOCKS (Cost $4,284,907)		2,936,122

EXCHANGE-TRADED FUNDS (1.36%)
United States (1.36%)
Market Vectors Vietnam ETF	314,825	5,783,335

TOTAL EXCHANGE-TRADED FUNDS (Cost $5,713,385)		5,783,335

RIGHTS (0.01%)
South Korea (0.01%)
ISC Co., Ltd., Rights, Strike Price 33,700 KRW (expiring 08/24/15)	6,623	59,427

TOTAL RIGHTS (Cost $0)		59,427

TOTAL INVESTMENTS (91.76%) (Cost $398,475,931)	$389,531,035

Assets In Excess Of Other Liabilities (8.24%)	34,959,473

NET ASSETS (100.00%)	$424,490,508

(a)	Non-Income Producing Security.
(b)

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of July 31, 2015, the aggregate market value of those securities was $4,776,201, representing 1.13% of net assets.

(c)	Fair valued security under the procedures approved by the Fund’s Board of Trustees.
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2015, these securities had a total aggregate market value of $1,790,671 representing 0.42% of net assets.

Common Abbreviations:

ADR - American Depositary Receipt.

AS - Aktieselskab is the Danish term for a stock-based corporation.

Bhd - Berhad is the Malaysian term for public limited company.

ETF - Exchange Traded Fund.

GDR - Global Depositary Receipt.

JSC - Joint Stock Company.

Ltd. - Limited.

PCL - Public Company Limited.

PJSC - Public Joint Stock Company.

PLC - Public Limited Company.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SAB de CV - A variable capital company.

Tbk PT - Terbuka Perseroan Terbatas is an Indonesian term for a limited liability company.

Currency Abbreviations:

KRW - Korean Won.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Global Opportunities Fund

PORTFOLIO OF INVESTMENTS

July 31, 2015 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (98.69%)
Australia (1.10%)
ALS, Ltd.	217,879	$853,627
Countplus, Ltd.	315,836	251,638
CTI Logistics, Ltd.	1,454,886	1,382,484
Magellan Financial Group, Ltd.	311,264	4,218,193
The Reject Shop, Ltd.	224,400	1,039,920

		7,745,862

Austria (1.17%)
Palfinger AG	265,966	8,178,725

Belgium (1.22%)
Melexis NV	160,770	8,579,330

Brazil (1.62%)
CETIP SA - Mercados Organizados	488,971	5,061,152
FPC Par Corretora de Seguros SA(a)	130,700	538,229
M Dias Branco SA	40,200	901,696
Odontoprev SA	295,600	959,160
Tegma Gestao Logistica(a)	385,700	1,049,876
Valid Solucoes SA	196,100	2,848,188

		11,358,301

Britain (7.84%)
Abcam PLC	339,553	3,102,040
Bovis Homes Group PLC	141,086	2,518,338
Cambian Group PLC	571,706	2,577,975
Clinigen Group PLC	1,522,644	17,584,114
Diploma PLC	169,900	1,972,687
EMIS Group PLC	378,117	5,420,668
Halma PLC	66,500	786,143
Hunting PLC	222,000	1,780,235
IG Group Holdings PLC	517,148	6,044,921
Oxford Immunotec Global PLC(a)	112,605	1,492,016
Premier Oil PLC(a)	756,808	1,582,524
RPS Group PLC	2,071,939	6,924,281
Ultra Electronics Holdings PLC	116,650	3,178,807

		54,964,749

Canada (2.32%)
Biosyent, Inc.(a)	123,800	657,881
Cipher Pharmaceuticals, Inc.(a)	432,600	3,516,105
Halogen Software, Inc.(a)	115,600	869,309
Home Capital Group, Inc.	196,528	4,783,030
Richelieu Hardware, Ltd.	73,555	3,824,399

	Shares	Value (Note 2)

Canada (continued)
Stantec, Inc.	93,228	$2,592,578

		16,243,302

China (6.56%)
BBI Life Sciences Corp.(b)	7,992,500	2,474,362
China Lesso Group Holdings, Ltd.	1,711,000	1,341,909
China Medical System Holdings, Ltd.	3,722,000	4,945,190
Consun Pharmaceutical Group, Ltd.	1,071,000	795,759
Dongpeng Holdings Co., Ltd.	7,410,000	3,326,342
Far East Horizon, Ltd.	3,745,000	3,492,686
Goldpac Group, Ltd.	993,000	614,837
Le Saunda Holdings, Ltd.	3,978,920	1,544,903
Man Wah Holdings, Ltd.	13,523,800	12,176,531
Mindray Medical International, Ltd., ADR	40,100	1,094,329
Noah Holdings, Ltd., Sponsored ADR(a)	54,900	1,254,465
O2Micro International, Ltd., ADR(a)	802,965	1,983,324
Sihuan Pharmaceutical Holdings Group, Ltd.(c)	4,043,000	2,221,686
Tao Heung Holdings, Ltd.	1,861,300	763,507
Tsui Wah Holdings, Ltd.	5,823,400	1,765,281
Vitasoy International Holdings, Ltd.	1,135,483	1,704,916
WuXi PharmaTech Cayman, Inc., ADR(a)	81,575	3,385,363
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)(d)	2,313,000	1,166,600

		46,051,990

Colombia (0.77%)
Gran Tierra Energy, Inc.(a)	939,575	2,067,065
Parex Resources, Inc.(a)	507,300	3,355,236

		5,422,301

France (1.73%)
Alten SA	16,253	818,952
Argan SA, REIT	15,088	341,019
Esker SA	30,047	935,525
Infotel SA	34,520	1,190,804
Medicrea International(a)	167,370	1,446,618
MGI Digital Graphic Technology(a)	44,650	1,640,284
Neurones	45,508	814,661
Prodware	199,300	1,370,197
SoluCom	40,021	2,329,514

	Shares	Value (Note 2)

France (continued)
Thermador Groupe	14,473	$1,284,155

		12,171,729

Georgia (0.77%)
Bank of Georgia Holdings PLC	172,400	5,373,803

Germany (3.16%)
Bertrandt AG	37,219	4,639,402
ElringKlinger AG	119,051	2,869,915
Nexus AG	154,892	2,925,896
Norma Group SE	43,068	2,084,014
Patrizia Immobilien AG(a)	176,111	4,719,302
Softing AG	75,599	1,051,948
Wirecard AG	97,085	3,849,114

		22,139,591

Greece (0.09%)
Sarantis SA(c)	94,206	610,425

Hong Kong (1.81%)
International Housewares Retail Co., Ltd.	10,697,000	2,787,294
Samsonite International SA	578,000	1,886,330
Sinosoft Technology Group, Ltd.	1,110,000	627,143
Value Partners Group, Ltd.	6,346,000	7,400,106

		12,700,873

India (7.46%)
AIA Engineering, Ltd.	38,400	595,630
Ajanta Pharma, Ltd.	168,167	4,101,743
Bajaj Finance, Ltd.(a)	40,475	3,479,041
City Union Bank, Ltd.	966,767	1,524,374
Credit Analysis & Research, Ltd.	137,200	3,043,435
Cyient, Ltd.	359,116	3,053,020
Dewan Housing Finance Corp., Ltd.	330,000	2,477,385
Eros International Media, Ltd.(a)	90,500	827,607
Glenmark Pharmaceuticals, Ltd.	195,000	3,077,449
Hinduja Global Solutions, Ltd.	297,900	2,313,064
Indiabulls Housing Finance, Ltd.	292,000	3,361,829
Jammu & Kashmir Bank, Ltd.	865,000	1,405,732
Kolte-Patil Developers, Ltd.	652,097	1,955,736
KPIT Technologies, Ltd.	781,850	1,346,205
MBL Infrastructures, Ltd.	404,000	1,782,829
MT Educare, Ltd.	587,689	1,064,598
Nirvikara Paper Mills, Ltd.(a)	7,555	9,541

	Shares	Value (Note 2)

India (continued)
PC Jeweller, Ltd.	304,415	$2,184,424
Persistent Systems, Ltd.	118,200	1,226,092
Poly Medicure, Ltd.	37,068	270,213
Supreme Industries, Ltd.	177,644	1,736,732
Tata Investment Corp. Ltd.	170,637	1,536,495
Time Technoplast, Ltd.	1,804,205	1,859,970
UFO Moviez India, Ltd.(a)	75,557	730,609
Vaibhav Global, Ltd.	204,557	1,267,511
Vesuvius India, Ltd.	53,365	640,656
WNS Holdings, Ltd., ADR(a)	181,975	5,424,675

		52,296,595

Indonesia (2.92%)
Arwana Citramulia Tbk PT	48,263,300	1,997,963
Astra Graphia Tbk PT	9,349,400	1,375,369
Bank Negara Indonesia Persero Tbk PT	7,019,500	2,469,992
Bank Tabungan Pensiunan Nasional Tbk PT(a)	2,139,100	498,109
Lippo Cikarang Tbk PT(a)	1,603,500	983,852
Panin Sekuritas Tbk PT	4,960,800	1,593,397
Petra Foods, Ltd.	1,572,400	3,289,564
Selamat Sempurna Tbk PT	14,442,000	5,071,114
Tempo Scan Pacific Tbk PT	15,482,000	2,248,910
Ultrajaya Milk Industry & Trading Co. Tbk PT	3,254,500	932,263

		20,460,533

Ireland (0.78%)
Beazley PLC	611,300	3,225,719
Irish Residential Properties PLC, REIT	1,797,346	2,240,418

		5,466,137

Israel (0.10%)
Hamlet Israel-Canada, Ltd.	75,283	678,396

Japan (6.19%)
AIT Corp.	341,700	3,024,528
Amiyaki Tei Co., Ltd.	17,800	713,810
AP Company Co., Ltd.(a)	83,400	1,359,326
Arcland Service Co., Ltd.	45,200	2,100,714
Benefit One, Inc.	44,200	978,973
CMIC Co., Ltd.	131,620	1,779,926
Daikokutenbussan Co., Ltd.	18,100	699,552
Descente, Ltd.	146,900	2,170,282
Future Architect, Inc.	276,100	1,710,936
GCA Savvian Corp.	267,900	4,156,789
Hard Off Corp. Co., Ltd.	158,600	1,973,302
JCU Corp.	53,200	2,088,337
MISUMI Group, Inc.	133,500	1,651,313
Monogatari Corp.	53,300	1,928,838
Naigai Trans Line, Ltd.	34,300	405,450
Prestige International, Inc.	251,400	2,273,929

	Shares	Value (Note 2)

Japan (continued)
Shaklee Global Group, Inc.(a)	26,000	$385,379
SK Kaken Co., Ltd.	34,000	3,566,386
Syuppin Co., Ltd.	161,500	2,456,348
Trancom Co., Ltd.	139,870	8,001,600

		43,425,718

Jersey (0.12%)
Integrated Diagnostics Holdings PLC(a)(b)(d)	131,600	845,530

Luxembourg (0.67%)
L’Occitane International SA	1,843,753	4,680,554

Malaysia (1.40%)
AEON Credit Service M Bhd	778,480	2,809,001
Berjaya Auto Bhd	5,111,400	3,474,870
Berjaya Food Bhd	271,500	165,406
Kossan Rubber Industries	1,040,000	1,985,096
My EG Services Bhd	2,041,200	1,409,012

		9,843,385

Mexico (0.62%)
Banregio Grupo Financiero SAB de CV	383,034	2,190,633
Credito Real SAB de CV	951,843	2,165,683

		4,356,316

Netherlands (0.63%)
Aalberts Industries NV	97,522	3,061,021
Arcadis NV	51,721	1,357,582

		4,418,603

Norway (0.44%)
Medistim ASA	152,700	803,837
SpareBank 1 SMN	216,900	1,679,501
Zalaris ASA	158,444	628,465

		3,111,803

Philippines (1.07%)
Pepsi-Cola Products Philippines, Inc.	29,394,900	3,065,785
Security Bank Corp.	1,374,640	4,475,432

		7,541,217

Poland (0.12%)
Wawel SA	2,557	850,729

Singapore (0.86%)
ARA Asset Management, Ltd.	1,582,888	1,967,288
CSE Global, Ltd.	4,531,250	1,767,116
Riverstone Holdings, Ltd.	1,864,600	2,310,617

		6,045,021

	Shares	Value (Note 2)

South Africa (2.08%)
Blue Label Telecoms, Ltd.	1,012,400	$704,264
Cartrack Holdings, Ltd.	4,257,400	3,530,375
Clicks Group, Ltd.	347,649	2,651,424
EOH Holdings, Ltd.	153,300	2,088,474
Italtile, Ltd.	1,177,166	1,086,880
MiX Telematics, Ltd., Sponsored ADR(a)	117,000	851,760
Super Group, Ltd.(a)	1,309,307	3,674,267

		14,587,444

South Korea (2.48%)
Duk San Neolux Co., Ltd.(a)	52,423	701,124
Hy-Lok Corp.	228,907	6,543,553
ISC Co., Ltd.	125,182	4,728,491
Koh Young Technology, Inc.	47,281	1,743,516
KONA I Co., Ltd.	54,480	2,155,642
LEENO Industrial, Inc.	38,400	1,512,832

		17,385,158

Sweden (2.85%)
AddTech AB, Class B	208,827	3,098,485
Beijer Alma AB	95,000	2,103,341
Bufab Holding AB	448,300	2,598,313
HIQ International AB	67,362	345,917
Indutrade AB	75,000	3,668,821
Moberg Pharma AB(a)	245,880	1,852,633
Nibe Industrier AB, Class B	98,400	2,771,751
Opus Group AB	1,671,640	1,685,834
Sweco AB, Class B	133,700	1,836,549

		19,961,644

Switzerland (0.97%)
VZ Holding AG	26,475	6,835,882

Taiwan (4.71%)
ASPEED Technology, Inc.	217,698	2,051,380
Cub Elecparts, Inc.	339,778	3,390,085
Novatek Microelectronics Corp.	602,000	2,183,267
On-Bright Electronics, Inc.	230,900	1,126,288
Polyronics Tech Corp.	1,938,200	3,879,899
Richtek Technology Corp.	135,000	699,127
Silergy Corp.	424,852	4,010,133
Sinmag Equipment Corp.	236,120	1,301,328
Solidwizard Technology Co., Ltd.	69,000	236,036
Sporton International, Inc.	902,347	5,530,436
Test Research, Inc.	1,124,708	1,984,265
TSC Auto ID Technology Co., Ltd.	145,200	1,131,375
UDE Corp.	1,599,000	2,066,395

	Shares	Value (Note 2)

Taiwan (continued)
Voltronic Power Technology Corp.	282,100	$3,431,145

		33,021,159

Thailand (0.32%)
Premier Marketing PCL	7,758,000	2,223,175

Turkey (0.27%)
Albaraka Turk Katilim Bankasi AS	1,256,706	634,906
EGE Seramik Sanayi ve Ticaret AS	952,000	1,264,249

		1,899,155

United Arab Emirates (0.10%)
Aramex PJSC	755,100	709,304

United States (31.26%)
Abaxis, Inc.	22,805	1,141,618
Alamo Group, Inc.	27,000	1,418,580
Amsurg Corp.(a)	51,780	3,714,697
Aratana Therapeutics, Inc.(a)	19,625	345,793
BioDelivery Sciences International, Inc.(a)	328,600	2,678,090
Blue Buffalo Pet Products, Inc.(a)	550	15,367
Cardica, Inc.(a)	359,695	171,575
Chase Corp.	9,627	368,040
CRA International, Inc.(a)	79,694	1,860,058
Diamond Hill Investment Group, Inc.	32,250	6,207,802
Dorman Products, Inc.(a)	31,300	1,652,014
DXP Enterprises, Inc.(a)	40,700	1,493,690
Enphase Energy, Inc.(a)	295,875	1,748,621
EPAM Systems, Inc.(a)	92,800	6,877,408
Escalade, Inc.	59,050	1,019,203
ExlService Holdings, Inc.(a)	71,700	2,779,809
Fastenal Co.	43,200	1,808,352
First Cash Financial
Services, Inc.(a)	68,700	2,794,029
First Republic Bank	371,400	23,691,606
Fresh Market, Inc.(a)	140,300	4,279,150
Genpact, Ltd.(a)	106,300	2,360,923
Gentex Corp.	126,825	2,039,346
Geospace Technologies Corp.(a)	32,100	559,824
Grand Canyon Education, Inc.(a)	60,475	2,626,429
Hennessy Advisors, Inc.	33,925	676,125
Hibbett Sports, Inc.(a)	36,950	1,683,072
Home BancShares, Inc.	111,625	4,444,907
Horizon Global Corp.(a)	46,080	576,922
Inphi Corp.(a)	211,625	4,810,236

	Shares	Value (Note 2)

United States (continued)
IPC The Hospitalist Co., Inc.(a)	44,850	$2,486,932
Jones Energy, Inc., Class A(a)	188,761	1,328,877
K2M Group Holdings, Inc.(a)	97,600	2,233,088
Knight Transportation, Inc.	378,720	10,240,589
LGI Homes, Inc.(a)	252,250	4,928,965
Littelfuse, Inc.	14,100	1,297,200
Malibu Boats, Inc., Class A(a)	162,125	3,130,634
Manitex International, Inc.(a)	221,355	1,398,964
MarketAxess Holdings, Inc.	56,800	5,555,040
MaxLinear, Inc., Class A(a)	144,400	1,571,072
Mednax, Inc.(a)	48,850	4,134,664
Mesa Laboratories, Inc.	14,022	1,451,838
Microchip Technology, Inc.	51,545	2,208,188
MSC Industrial Direct Co., Inc., Class A	26,425	1,883,045
Navigant Consulting, Inc.(a)	96,660	1,519,495
NorthStar Asset Management Group, Inc.	118,925	2,178,706
NorthStar Realty Finance Corp., REIT	199,875	3,198,000
Perficient, Inc.(a)	108,125	1,754,869
Pericom Semiconductor Corp.	145,756	1,744,699
Power Integrations, Inc.	111,575	4,324,647
Redwood Trust, Inc., REIT	133,800	2,073,900
Resources Connection, Inc.	307,090	4,861,235
Roadrunner Transportation Systems, Inc.(a)	604,900	15,836,282
SEI Investments Co.	54,200	2,889,402
Signature Bank(a)	23,350	3,399,527
Silicon Laboratories, Inc.(a)	97,640	4,392,824
Spirit Airlines, Inc.(a)	40,700	2,434,674
Sportsman’s Warehouse Holdings, Inc.(a)	152,500	1,782,725
STAAR Surgical Co.(a)	471,300	4,133,301
SVB Financial Group(a)	16,600	2,375,460
Synaptics, Inc.(a)	24,325	1,930,919
Synergetics USA, Inc.(a)	181,888	878,519
Syntel, Inc.(a)	86,900	3,796,661
Transcat, Inc.(a)	14,102	133,123
TriMas Corp.(a)	119,700	2,812,950
Universal Truckload Services, Inc.	297,332	6,282,625
Veracyte, Inc.(a)	119,148	1,382,117
Virtusa Corp.(a)	91,425	4,382,915
Vitamin Shoppe, Inc.(a)	65,300	2,400,428
Wesco Aircraft Holdings, Inc.(a)	284,100	4,088,199
Zumiez, Inc.(a)	100,050	2,611,305

		219,291,889

	Shares	Value (Note 2)

Vietnam (0.11%)
DHG Pharmaceutical JSC	52,440	$177,860
Vietnam Dairy Products JSC	110,000	605,005

		782,865

TOTAL COMMON STOCKS (Cost $588,522,030)		692,259,193

PREFERRED STOCKS (0.58%)
Brazil (0.58%)
Banco ABC Brasil SA	408,748	1,230,798
Banco Daycoval SA	1,078,400	2,844,070

		4,074,868

TOTAL PREFERRED STOCKS (Cost $7,193,280)		4,074,868

RIGHTS (0.01%)
South Korea (0.01%)
ISC Co., Ltd., Rights, Strike Price 33,700 KRW (expiring 08/24/15)	10,528	94,468

TOTAL RIGHTS (Cost $0)		94,468

TOTAL INVESTMENTS (99.28%) (Cost $595,715,310)		$696,428,529

Assets In Excess Of Other Liabilities (0.72%)		5,023,194

NET ASSETS (100.00%)		$701,451,723

(a)	Non-Income Producing Security.
(b)

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of July 31, 2015, the aggregate market value of those securities was $4,486,492, representing 0.64% of net assets.

(c)	Fair valued security under the procedures approved by the Fund’s Board of Trustees.
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2015, these securities had a total aggregate market value of $2,012,130 representing 0.29% of net assets.

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AS - Aktieselskab is the Danish term for a stock-based corporation.

ASA - Allmennaksjeselskap is the Norwegian term for a public limited company.

Bhd - Berhad is the Malaysian term for public limited company.

JSC - Joint Stock Company.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PCL - Public Company Limited.

PJSC - Public Joint Stock Company.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SAB de CV - A variable capital company.

SE - A European Company which can operate on a Europe-wide basis and be governed by community law directly applicable in all member states.

Tbk PT - Terbuka Perseroan Terbatas is an Indonesian term for a limited liability company.

Currency Abbreviations:

KRW - Korean Won.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Global Reach Fund

PORTFOLIO OF INVESTMENTS

July 31, 2015 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (98.72%)
Australia (1.67%)
ALS, Ltd.	32,349	$126,740
Austbrokers Holdings, Ltd.	143,109	949,819
Beacon Lighting Group, Ltd.	614,156	884,368
Countplus, Ltd.	822,288	655,146
CTI Logistics, Ltd.	312,888	297,317
LifeHealthcare Group, Ltd.	140,900	363,558
Lycopodium, Ltd.	80,800	76,041
Magellan Financial Group, Ltd.	120,764	1,636,572
The Reject Shop, Ltd.	138,800	643,230

		5,632,791

Austria (0.51%)
Palfinger AG	55,548	1,708,157

Belgium (0.26%)
Melexis NV	16,185	863,696

Brazil (1.39%)
CETIP SA - Mercados Organizados	152,290	1,576,296
Even Construtora e Incorporadora SA	150,700	127,639
FPC Par Corretora de Seguros SA(a)	62,400	256,967
M Dias Branco SA	41,100	921,883
Mills Estruturas e Servicos de Engenharia SA(a)	76,700	135,750
Odontoprev SA	233,000	756,036
Tegma Gestao Logistica(a)	181,400	493,771
Valid Solucoes SA	30,100	437,177

		4,705,519

Britain (7.20%)
AB Dynamics PLC	191,800	649,969
Abcam PLC	188,489	1,721,971
Arrow Global Group PLC	232,300	979,483
Bioventix PLC	22,900	350,466
blinkx PLC(a)	453,076	182,193
Bovis Homes Group PLC	35,174	627,844
Cambian Group PLC	357,100	1,610,259
Clinigen Group PLC	443,630	5,123,220
Diploma PLC	39,400	457,468
dotdigital group PLC	1,901,856	1,032,087
EMIS Group PLC	45,396	650,795
Gamma Communications PLC	120,800	537,645
Halma PLC	14,736	174,205
HSS Hire Group PLC(a)(b)(c)	360,000	743,502
Hunting PLC	28,800	230,949

	Shares	Value (Note 2)

Britain (continued)
IDOX PLC	768,700	$456,168
IG Group Holdings PLC	203,543	2,379,205
ITE Group PLC	74,900	215,805
Koovs PLC(a)	336,300	380,758
Oxford Immunotec Global PLC(a)	68,250	904,313
Premier Oil PLC(a)	113,358	237,037
RPS Group PLC	166,299	555,760
Sprue Aegis PLC	149,400	769,925
Telit Communications PLC(a)	246,800	1,262,236
Topps Tiles PLC	616,295	1,482,154
Ultra Electronics Holdings PLC	10,750	292,946
WANdisco PLC(a)	100,245	300,572

		24,308,935

Canada (1.68%)
Bankers Petroleum, Ltd.(a)	179,806	350,579
Cipher Pharmaceuticals, Inc.(a)	125,200	1,017,606
Delphi Energy Corp.(a)	411,600	317,862
Gluskin Sheff & Associates, Inc.	17,400	318,904
Halogen Software, Inc.(a)	11,995	90,202
Home Capital Group, Inc.	81,859	1,992,256
Stantec, Inc.	25,420	706,905
TransForce, Inc.	46,796	894,164

		5,688,478

China (8.49%)
51job, Inc., ADR(a)	9,900	302,544
AAC Technologies Holdings, Inc.	59,000	334,868
Airtac International Group	45,150	207,363
BBI Life Sciences Corp.(c)	3,882,000	1,201,811
China Construction Bank Corp., H Shares	750,000	612,399
China Lesso Group Holdings, Ltd.	2,878,000	2,257,168
China Medical System Holdings, Ltd.	1,695,000	2,252,041
China Pioneer Pharma Holdings, Ltd.	1,063,000	621,156
China South City Holdings, Ltd.	2,505,000	739,967
Consun Pharmaceutical Group, Ltd.	641,000	476,266
Dongpeng Holdings Co., Ltd.	2,716,000	1,219,210
Far East Horizon, Ltd.	1,231,900	1,148,903
Goldpac Group, Ltd.	382,000	236,523
Hilong Holding, Ltd.	1,330,000	341,408
Le Saunda Holdings, Ltd.	2,433,200	944,743
Man Wah Holdings, Ltd.	6,640,600	5,979,050

	Shares	Value (Note 2)

China (continued)
Mindray Medical International, Ltd., ADR	38,325	$1,045,889
Noah Holdings, Ltd., Sponsored ADR(a)	19,775	451,859
O2Micro International, Ltd., ADR(a)	308,575	762,180
Phoenix New Media, Ltd., ADR(a)	121,850	813,958
Shandong Weigao Group Medical Polymer Co., Ltd.	855,000	573,507
Sihuan Pharmaceutical Holdings Group, Ltd.(d)	1,097,000	602,817
Tao Heung Holdings, Ltd.	18,000	7,384
Technovator International, Ltd.(a)	965,000	729,448
Tsui Wah Holdings, Ltd.	2,957,000	896,373
Vitasoy International Holdings, Ltd.	922,000	1,384,374
WuXi PharmaTech Cayman, Inc., ADR(a)	48,735	2,022,503
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)(c)	988,000	498,314

		28,664,026

Colombia (0.50%)
Gran Tierra Energy, Inc.(a)	314,575	692,065
Parex Resources, Inc.(a)	149,261	987,199

		1,679,264

Denmark (0.47%)
Ringkjoebing Landbobank AS	3,973	869,460
Topdanmark AS(a)	25,708	709,776

		1,579,236

Finland (0.27%)
Aktia Bank OYJ	72,700	898,232

France (2.40%)
1000mercis	4,350	210,731
Akka Technologies SA	23,945	796,818
Alten SA	15,200	765,894
Argan SA, REIT	23,301	526,649
Ausy(a)	17,938	768,119
Esker SA	27,809	865,844
GameLoft SE(a)	66,290	315,237
Infotel SA	18,460	636,797
Medicrea International(a)	86,569	748,236
MGI Digital Graphic Technology(a)	20,119	739,101
Neurones	19,682	352,337

	Shares	Value (Note 2)

France (continued)
Prodware	56,904	$391,218
SoluCom	10,233	595,635
Thermador Groupe	1,604	142,319
Trigano SA	5,737	252,027

		8,106,962

Georgia (0.93%)
Bank of Georgia Holdings PLC	101,100	3,151,343

Germany (2.51%)
Bertrandt AG	2,377	296,296
CANCOM SE	15,000	579,382
Elmos Semiconductor AG	43,453	783,123
ElringKlinger AG	56,614	1,364,771
First Sensor AG(a)	84,919	1,044,538
Nexus AG	44,085	832,762
Norma Group SE	6,360	307,754
Patrizia Immobilien AG(a)	88,317	2,366,658
Wirecard AG	22,296	883,966

		8,459,250

Greece (0.47%)
Sarantis SA(d)	246,161	1,595,044

Hong Kong (2.19%)
International Housewares Retail Co., Ltd.	7,762,000	2,022,527
Samsonite International SA	641,400	2,093,239
Sinosoft Technology Group, Ltd.	956,000	540,134
Value Partners Group, Ltd.	2,346,000	2,735,684

		7,391,584

India (7.49%)
Ajanta Pharma, Ltd.	20,418	498,013
Bajaj Finance, Ltd.(a)	14,900	1,280,734
City Union Bank, Ltd.	562,900	887,567
Container Corp. of India, Ltd.	13,600	348,239
Credit Analysis & Research, Ltd.	46,800	1,038,140
Cyient, Ltd.	172,700	1,468,207
Dewan Housing Finance Corp., Ltd.	160,400	1,204,160
Eros International Media, Ltd.(a)	44,328	405,372
Glenmark Pharmaceuticals, Ltd.	51,900	819,075
Hinduja Global Solutions, Ltd.	111,289	864,111
IFGL Refractories, Ltd.	108,100	208,636
Indiabulls Housing Finance, Ltd.	75,278	866,684

	Shares	Value (Note 2)

India (continued)
Inox Wind, Ltd.(a)	154,698	$1,007,664
Jammu & Kashmir Bank, Ltd.	420,000	682,552
Kolte-Patil Developers, Ltd.	328,700	985,820
KPIT Technologies, Ltd.	179,100	308,378
La Opala RG, Ltd.	92,505	619,867
MBL Infrastructures, Ltd.	329,406	1,453,650
MT Educare, Ltd.	843,217	1,527,486
Nirvikara Paper Mills, Ltd.(a)	18,255	23,053
PC Jeweller, Ltd.	133,078	954,942
Persistent Systems, Ltd.	35,132	364,425
PI Industries, Ltd.	45,500	465,551
Poly Medicure, Ltd.	81,374	593,189
Sintex Industries, Ltd.	355,000	638,653
Somany Ceramics, Ltd.	48,000	280,432
Supreme Industries, Ltd.	45,000	439,941
Time Technoplast, Ltd.	896,073	923,769
UFO Moviez India, Ltd.(a)	35,983	347,943
Vaibhav Global, Ltd.	104,700	648,760
Vesuvius India, Ltd.	24,830	298,089
WNS Holdings, Ltd., ADR(a)	95,125	2,835,676

		25,288,778

Indonesia (2.87%)
Arwana Citramulia Tbk PT	2,495,000	103,286
Astra Graphia Tbk PT	847,000	124,600
Bank Negara Indonesia Persero Tbk PT	3,492,000	1,228,750
Bank Tabungan Pensiunan Nasional Tbk PT(a)	1,961,900	456,846
Bekasi Fajar Industrial Estate Tbk PT	28,956,500	824,118
Express Transindo Utama Tbk PT	5,176,000	355,844
Lippo Cikarang Tbk PT(a)	373,000	228,860
Panin Sekuritas Tbk PT	2,425,000	778,904
Petra Foods, Ltd.	889,700	1,861,311
Selamat Sempurna Tbk PT	7,197,200	2,527,200
Tempo Scan Pacific Tbk PT	5,739,800	833,761
Ultrajaya Milk Industry & Trading Co. Tbk PT	1,251,500	358,497

		9,681,977

Ireland (0.84%)
Beazley PLC	194,200	1,024,758
Irish Residential Properties PLC, REIT	1,456,640	1,815,723

		2,840,481

Israel (1.36%)
Caesarstone Sdot Yam, Ltd.	5,715	409,994
Hamlet Israel-Canada, Ltd.	124,669	1,123,427
Sarine Technologies, Ltd.	311,000	448,868
Silicom, Ltd.	23,449	646,020

	Shares	Value (Note 2)

Israel (continued)
Wix.com, Ltd.(a)	69,975	$1,959,300

		4,587,609

Japan (5.69%)
AIT Corp.	70,200	621,369
Amiyaki Tei Co., Ltd.	13,100	525,332
Anest Iwata Corp.	140,200	891,416
AP Company Co., Ltd.(a)	99,500	1,621,737
Arcland Service Co., Ltd.	13,700	636,721
Benefit One, Inc.	8,800	194,909
Central Automotive Products, Ltd.	66,000	486,739
CMIC Co., Ltd.	42,400	573,384
CyberAgent, Inc.	7,500	323,153
Daikokutenbussan Co., Ltd.	21,000	811,635
Descente, Ltd.	60,400	892,342
Future Architect, Inc.	124,500	771,501
GCA Savvian Corp.	66,400	1,030,276
Hard Off Corp. Co., Ltd.	191,200	2,378,912
JCU Corp.	15,800	620,220
Monogatari Corp.	17,900	647,771
Naigai Trans Line, Ltd.	15,200	179,675
Prestige International, Inc.	44,900	406,123
Sawai Pharmaceutical	6,000	367,451
SK Kaken Co., Ltd.	6,000	629,362
Syuppin Co., Ltd.	139,400	2,120,216
TPR Co., Ltd.	44,500	1,305,180
Trancom Co., Ltd.	20,400	1,167,031

		19,202,455

Jersey (0.12%)
Integrated Diagnostics Holdings PLC(a)(b)(c)	62,700	402,847

Luxembourg (0.77%)
Globant SA(a)	27,988	890,018
L’Occitane International SA	678,000	1,721,172

		2,611,190

Malaysia (1.59%)
7-Eleven Malaysia Holdings Bhd	1,907,000	832,708
AEON Credit Service M Bhd	290,500	1,048,215
Berjaya Auto Bhd	2,431,800	1,653,204
Berjaya Food Bhd	1,669,300	1,016,988
CB Industrial Product Holding Bhd	876,633	453,846
Uzma Bhd	556,000	363,446

		5,368,407

Mexico (0.62%)
Banregio Grupo Financiero SAB de CV	124,557	712,362

	Shares	Value (Note 2)

Mexico (continued)
Credito Real SAB de CV	609,035	$1,385,708

		2,098,070

Netherlands (0.81%)
Aalberts Industries NV	74,782	2,347,258
Arcadis NV	12,200	320,228
Nostrum Oil & Gas PLC	8,700	70,377

		2,737,863

New Zealand (0.04%)
Trilogy International, Ltd.	194,744	122,123

Norway (0.64%)
Medistim ASA	75,150	395,602
RenoNorden ASA	25,679	126,690
SpareBank 1 SMN	122,600	949,317
Zalaris ASA	173,400	687,788

		2,159,397

Philippines (1.51%)
Concepcion Industrial Corp.	444,600	534,667
Pepsi-Cola Products Philippines, Inc.	18,617,100	1,941,698
Puregold Price Club, Inc.	827,700	669,617
Robinsons Land Corp.	1,074,300	661,234
Security Bank Corp.	400,700	1,304,564

		5,111,780

Poland (0.76%)
KRUK SA	21,135	971,557
Wawel SA	3,062	1,018,745
Work Service SA	122,000	582,169

		2,572,471

Russia (0.02%)
MD Medical Group Investments PLC, GDR(c)	11,855	68,403

Singapore (0.65%)
ARA Asset Management, Ltd.	524,000	651,252
CSE Global, Ltd.	1,958,000	763,589
Riverstone Holdings, Ltd.	191,400	237,184
Super Group, Ltd.	734,000	537,719

		2,189,744

South Africa (3.75%)
ARB Holdings, Ltd.	1,473,866	681,577
Blue Label Telecoms, Ltd.	1,783,400	1,240,602
Cartrack Holdings, Ltd.	1,975,900	1,638,481
Clicks Group, Ltd.	173,700	1,324,762
Comair, Ltd.	2,708,499	802,899
EOH Holdings, Ltd.	46,900	638,940

	Shares	Value (Note 2)

South Africa (continued)
Interwaste Holdings, Ltd.(a)	10,642,707	$1,001,152
Invicta Holdings, Ltd.	143,688	715,586
Italtile, Ltd.	921,472	850,797
MiX Telematics, Ltd., Sponsored ADR(a)	95,929	698,363
OneLogix Group, Ltd.	1,015,438	389,310
Super Group, Ltd.(a)	687,900	1,930,432
Transaction Capital, Ltd.	909,700	756,510

		12,669,411

South Korea (3.23%)
Bluecom Co., Ltd.	38,500	567,555
DGB Financial Group, Inc.	156,500	1,497,928
Duk San Neolux Co., Ltd.(a)	16,642	222,576
Hy-Lok Corp.	49,340	1,410,437
Interpark Holdings Corp.	103,500	950,840
ISC Co., Ltd.	54,879	2,072,941
Koh Young Technology, Inc.	13,143	484,656
KONA I Co., Ltd.	10,386	410,949
LEENO Industrial, Inc.	11,100	437,303
Solueta Co., Ltd.(a)	57,000	377,029
TechWing, Inc.	71,000	688,672
Vitzrocell Co., Ltd.	133,875	1,361,460
Wins Technet Co., Ltd.	38,500	411,272

		10,893,618

Spain (0.00%)(e)
Let’s GOWEX SA(a)(d)	10,700	1

Sri Lanka (0.82%)
Hemas Holdings PLC	1,957,661	1,315,546
Royal Ceramics Lanka PLC	1,460,600	1,468,461

		2,784,007

Sweden (1.82%)
AddTech AB, Class B	10,700	158,762
B&B Tools AB, Class B	75,323	1,121,976
Bufab Holding AB	131,150	760,136
HIQ International AB	15,428	79,226
Indutrade AB	7,400	361,990
Moberg Pharma AB(a)	111,100	837,105
Odd Molly International AB	64,088	335,790
Opus Group AB	765,518	772,018
Sweco AB, Class B	26,000	357,145
Vitec Software Group AB, Class B	15,300	533,839
Wihlborgs Fastigheter AB	47,500	819,037

		6,137,024

Switzerland (1.17%)
Baloise Holding AG	5,700	726,731
VZ Holding AG	12,450	3,214,607

		3,941,338

	Shares	Value (Note 2)

Taiwan (3.78%)
ASPEED Technology, Inc.	72,310	$681,381
Chipbond Technology Corp.	162,000	243,732
Cub Elecparts, Inc.	145,419	1,450,897
DYNACOLOR, Inc.	287,000	437,252
Godex International Co., Ltd.	181,650	402,753
Novatek Microelectronics Corp.	206,000	747,098
On-Bright Electronics, Inc.	68,000	331,692
Polyronics Tech Corp.	399,000	798,720
Richtek Technology Corp.	129,000	668,055
Silergy Corp.	121,925	1,150,837
Sinmag Equipment Corp.	190,560	1,050,233
Solidwizard Technology Co., Ltd.	17,000	58,154
Sporton International, Inc.	299,830	1,837,642
Test Research, Inc.	488,440	861,730
TSC Auto ID Technology Co., Ltd.	72,600	565,687
Tung Thih Electronic Co., Ltd.	153,000	852,921
UDE Corp.	493,000	637,106

		12,775,890

Thailand (0.55%)
Ananda Development PCL	8,100,100	735,433
Jubilee Enterprise PCL	227,600	143,360
Premier Marketing PCL	3,478,100	996,703

		1,875,496

Turkey (0.73%)
EGE Seramik Sanayi ve Ticaret AS	662,900	880,326
Pinar SUT Mamulleri Sanayii AS	132,600	1,138,855
TAV Havalimanlari Holding AS	56,700	431,731

		2,450,912

United States (25.43%)
2U, Inc.(a)	22,375	718,014
Abaxis, Inc.	5,575	279,084
Alamo Group, Inc.	25,525	1,341,083
Alliance Fiber Optic Products, Inc.	40,525	813,337
Amsurg Corp.(a)	24,762	1,776,426
BioDelivery Sciences International, Inc.(a)	158,300	1,290,145
Blue Buffalo Pet Products, Inc.(a)	275	7,683
ChannelAdvisor Corp.(a)	31,850	321,366
Chase Corp.	8,050	307,751
CRA International, Inc.(a)	10,450	243,903
Demandware, Inc.(a)	5,600	423,136

	Shares	Value (Note 2)

United States (continued)
Diamond Hill Investment
Group, Inc.	6,375	$1,227,124
Dorman Products, Inc.(a)	13,850	731,003
DXP Enterprises, Inc.(a)	21,300	781,710
Enphase Energy, Inc.(a)	104,800	619,368
EPAM Systems, Inc.(a)	9,300	689,223
ePlus, Inc.(a)	15,775	1,213,255
Escalade, Inc.	58,543	1,010,452
Evolent Health, Inc., Class A(a)	20,100	428,733
ExlService Holdings, Inc.(a)	20,525	795,754
Fastenal Co.	8,125	340,112
First Cash Financial Services, Inc.(a)	19,975	812,383
First Republic Bank	117,150	7,472,998
Fresh Market, Inc.(a)	60,774	1,853,607
Genesee & Wyoming, Inc., Class A(a)	2,250	160,245
Genpact, Ltd.(a)	23,575	523,601
Gentex Corp.	50,375	810,030
Geospace Technologies Corp.(a)	10,260	178,934
Grand Canyon Education, Inc.(a)	37,700	1,637,311
Hennessy Advisors, Inc.	25,050	499,246
Hibbett Sports, Inc.(a)	16,025	729,939
Home BancShares, Inc.	51,100	2,034,802
Horizon Global Corp.(a)	32,240	403,645
Inphi Corp.(a)	98,600	2,241,178
InvenSense, Inc.(a)	14,800	193,880
IPC The Hospitalist Co., Inc.(a)	21,450	1,189,402
Jones Energy, Inc., Class A(a)	51,525	362,736
K2M Group Holdings, Inc.(a)	27,975	640,068
Knight Transportation, Inc.	32,650	882,856
LGI Homes, Inc.(a)	80,775	1,578,343
Littelfuse, Inc.	5,325	489,900
Malibu Boats, Inc., Class A(a)	85,750	1,655,832
Manitex International, Inc.(a)	68,125	430,550
Marin Software, Inc.(a)	96,400	538,876
MarketAxess Holdings, Inc.	10,755	1,051,839
Mastech Holdings, Inc.(a)	69,747	567,741
MaxLinear, Inc., Class A(a)	100,000	1,088,000
Mednax, Inc.(a)	11,550	977,592
Mesa Laboratories, Inc.	4,325	447,811
Microchip Technology, Inc.	13,775	590,121
Misonix, Inc.(a)	38,545	358,469
MSC Industrial Direct Co., Inc., Class A	4,950	352,737
Navigant Consulting, Inc.(a)	23,800	374,136
NorthStar Asset Management Group, Inc.	49,975	915,542

	Shares	Value (Note 2)

United States (continued)
NorthStar Realty Finance Corp., REIT	108,950	$1,743,200
NxStage Medical, Inc.(a)	68,800	982,464
Palo Alto Networks, Inc.(a)	2,300	427,409
Patrick Industries, Inc.(a)	28,300	1,019,932
Paycom Software, Inc.(a)	9,725	311,200
Perficient, Inc.(a)	28,025	454,846
Pericom Semiconductor Corp.	41,675	498,850
Power Integrations, Inc.	23,865	925,007
Rapid7, Inc.(a)	1,500	34,470
RealPage, Inc.(a)	15,975	306,720
Redwood Trust, Inc., REIT	44,400	688,200
Reis, Inc.	17,200	420,712
Resources Connection, Inc.	33,700	533,471
Roadrunner Transportation Systems, Inc.(a)	248,800	6,513,584
Ruckus Wireless, Inc.(a)	50,450	622,049
Signature Bank(a)	14,450	2,103,776
Silicon Laboratories, Inc.(a)	22,500	1,012,275
Sportsman’s Warehouse Holdings, Inc.(a)	67,625	790,536
STAAR Surgical Co.(a)	123,875	1,086,384
SVB Financial Group(a)	9,025	1,291,478
Swift Transportation Co.(a)	30,575	728,297
Synaptics, Inc.(a)	20,700	1,643,166
Synergetics USA, Inc.(a)	50,939	246,035
Syntel, Inc.(a)	14,175	619,306
Textura Corp.(a)	18,800	545,200
Transcat, Inc.(a)	215,927	2,038,351
TriMas Corp.(a)	84,475	1,985,163
TubeMogul, Inc.(a)	57,420	811,345
Universal Truckload Services, Inc.	67,725	1,431,029
Veracyte, Inc.(a)	63,531	736,960
Virtusa Corp.(a)	8,300	397,902
Vitamin Shoppe, Inc.(a)	30,875	1,134,965
Wesco Aircraft Holdings, Inc.(a)	77,100	1,109,469
Zumiez, Inc.(a)	47,625	1,243,013

		85,839,776

Vietnam (0.72%)
Binh Minh Plastics JSC	93,100	398,976
DHG Pharmaceutical JSC	101,666	344,820
PetroVietnam Drilling and Well Services JSC	269,330	541,919
Traphaco JSC	89,000	330,415
Vietnam Dairy Products JSC	97,636	537,002

	Shares	Value (Note 2)

Vietnam (continued)
Vietnam Sun Corp.	177,998	$269,224

		2,422,356

TOTAL COMMON STOCKS (Cost $320,110,182)		333,265,941

PREFERRED STOCKS (0.39%)
Brazil (0.30%)
Banco ABC Brasil SA	98,817	297,552
Banco Daycoval SA	267,200	704,688

		1,002,240

Colombia (0.09%)
Bancolombia SA(a)	33,027	317,197

TOTAL PREFERRED STOCKS (Cost $1,791,759)		1,319,437

RIGHTS (0.01%)
South Korea (0.01%)
ISC Co., Ltd., Rights, Strike Price 33,700 KRW (expiring 08/24/15)	4,615	41,414

TOTAL RIGHTS (Cost $0)		41,414

TOTAL INVESTMENTS (99.12%) (Cost $321,901,941)		$334,626,792

Assets In Excess Of Other Liabilities (0.88%)		2,980,340

NET ASSETS (100.00%)		$337,607,132

(a)	Non-Income Producing Security.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2015, these securities had a total aggregate market value of $1,644,663 representing 0.49% of net assets.

(c)

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of July 31, 2015, the aggregate market value of those securities was $2,914,877, representing 0.86% of net assets.

(d)	Fair valued security under the procedures approved by the Fund’s Board of Trustees.
(e)	Less than 0.005%.

Common Abbreviations:

AB -	Aktiebolag is the Swedish equivalent of the term corporation.

ADR - American Depositary Receipt.

AG -	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AS -	Aktieselskab is the Danish term for a stock-based corporation.
ASA -	Allmennaksjeselskap is the Norwegian term for a public limited company.

Bhd - Berhad is the Malaysian term for public limited company.

GDR - Global Depositary Receipt.

JSC - Joint Stock Company.

Ltd. - Limited.

NV -	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OYJ -	Osakeyhtio is the Finnish equivalent of a public limited company.

PCL - Public Company Limited.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

SA -	Generally designates corporations in various countries, mostly those employing the civil law.

SAB de CV - A variable capital company.

SE -	A European Company which can operate on a Europe-wide basis and be governed by community law directly applicable in all member states.

Tbk PT - Terbuka Perseroan Terbatas is an Indonesian term for a limited liability company.

Currency Abbreviations:

KRW - Korean Won.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak International Opportunities Fund

PORTFOLIO OF INVESTMENTS

July 31, 2015 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (92.47%)
Australia (1.21%)
ALS, Ltd.	305,194	$1,195,718
Countplus, Ltd.	974,352	776,301
CTI Logistics, Ltd.	1,484,490	1,410,615
Magellan Financial Group, Ltd.	393,800	5,336,706
Medical Developments International, Ltd.(a)	576,538	1,154,693

		9,874,033

Austria (1.13%)
Palfinger AG	300,913	9,253,381

Belgium (1.10%)
Melexis NV	168,684	9,001,652

Brazil (2.61%)
CETIP SA - Mercados
Organizados	823,114	8,519,739
Even Construtora e
Incorporadora SA	1,113,700	943,276
FPC Par Corretora de
Seguros SA(a)	150,400	619,355
Localiza Rent a Car SA	187,400	1,537,972
M Dias Branco SA	96,800	2,171,247
Odontoprev SA	501,000	1,625,640
Tegma Gestao Logistica(a)	560,644	1,526,074
Valid Solucoes SA	298,900	4,341,272

		21,284,575

Britain (11.03%)
Abcam PLC	543,066	4,961,265
Advanced Medical Solutions Group PLC	927,769	2,187,765
Arrow Global Group PLC	1,032,600	4,353,914
blinkx PLC(a)	1,865,200	750,044
Bovis Homes Group PLC	246,551	4,400,854
Cambian Group PLC	1,155,200	5,209,105
Clinigen Group PLC	2,190,273	25,294,166
Diploma PLC	325,100	3,774,695
EMIS Group PLC	611,900	8,772,171
Hunting PLC	235,200	1,886,087
IG Group Holdings PLC	833,365	9,741,167
Oxford Immunotec Global PLC(a)	191,005	2,530,816
Premier Oil PLC(a)	894,941	1,871,367
RPS Group PLC	2,413,011	8,064,121
Tracsis PLC	253,100	1,717,378

	Shares	Value (Note 2)

Britain (continued)
Ultra Electronics Holdings PLC	167,000	$4,550,885

		90,065,800

Canada (3.27%)
Cipher Pharmaceuticals, Inc.(a)	490,300	3,985,081
Delphi Energy Corp.(a)	1,057,100	816,356
Halogen Software, Inc.(a)	136,700	1,027,981
Home Capital Group, Inc.	347,260	8,451,493
Richelieu Hardware, Ltd.	91,250	4,744,428
Stantec, Inc.	158,352	4,403,611
TransForce, Inc.	171,500	3,276,970

		26,705,920

China (9.47%)
BBI Life Sciences Corp.(b)	8,935,500	2,766,302
China Lesso Group Holdings, Ltd.	5,289,000	4,148,075
China Medical System Holdings, Ltd.	5,251,000	6,976,678
China Pioneer Pharma Holdings, Ltd.	4,595,000	2,685,055
China Singyes Solar Technologies Holdings, Ltd.	2,272,000	2,280,118
China South City Holdings, Ltd.	8,121,000	2,398,913
Consun Pharmaceutical Group, Ltd.	1,975,000	1,467,435
Dongpeng Holdings Co., Ltd.	10,782,000	4,840,029
Far East Horizon, Ltd.	6,111,000	5,699,280
Goldpac Group, Ltd.	3,711,000	2,297,744
Le Saunda Holdings, Ltd.	6,169,680	2,395,513
Man Wah Holdings, Ltd.	18,180,200	16,369,051
Mindray Medical International, Ltd., ADR	86,550	2,361,949
Minth Group, Ltd.	1,665,000	3,303,239
Noah Holdings, Ltd., Sponsored ADR(a)	65,400	1,494,390
O2Micro International, Ltd., ADR(a)	917,316	2,265,771
Sihuan Pharmaceutical Holdings Group, Ltd.(c)	3,287,000	1,806,254
Tao Heung Holdings, Ltd.	2,203,700	903,960
Vitasoy International Holdings, Ltd.	2,163,338	3,248,230
WuXi PharmaTech Cayman, Inc., ADR(a)	159,525	6,620,287

	Shares	Value (Note 2)

China (continued)
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)(d)	2,004,500	$1,011,003

		77,339,276

Colombia (0.79%)
Gran Tierra Energy, Inc.(a)	1,253,025	2,756,655
Parex Resources, Inc.(a)	560,345	3,706,071

		6,462,726

Denmark (0.37%)
Ringkjoebing Landbobank AS	13,763	3,011,925

Finland (0.38%)
Aktia Bank OYJ	251,900	3,112,305

France (3.05%)
Alten SA	72,700	3,663,188
Argan SA, REIT	90,350	2,042,090
Audika Groupe	123,087	2,385,934
Esker SA	78,800	2,453,470
GameLoft SE(a)	251,700	1,196,940
Infotel SA	45,900	1,583,369
Medicrea International(a)	193,596	1,673,295
MGI Digital Graphic Technology(a)	71,550	2,628,495
Neurones	79,220	1,418,156
Prodware	268,000	1,842,513
SoluCom	44,377	2,583,065
Thermador Groupe	16,307	1,446,882

		24,917,397

Georgia (0.94%)
Bank of Georgia Holdings PLC	245,711	7,658,947

Germany (4.19%)
Bertrandt AG	41,204	5,136,138
CANCOM SE	63,800	2,464,305
ElringKlinger AG	146,202	3,524,433
First Sensor AG(a)	142,164	1,748,675
Nexus AG	299,016	5,648,386
Norma Group SE	48,103	2,327,652
Patrizia Immobilien AG(a)	233,225	6,249,804
Softing AG	96,691	1,345,439
Wirecard AG	144,811	5,741,300

		34,186,132

Hong Kong (2.02%)
International Housewares Retail Co., Ltd.	10,854,000	2,828,203
Samsonite International SA	709,000	2,313,855

	Shares	Value (Note 2)

Hong Kong (continued)
Sinosoft Technology Group, Ltd.	2,065,000	$1,166,712
Value Partners Group, Ltd.	8,718,000	10,166,108

		16,474,878

India (7.58%)
AIA Engineering, Ltd.	131,924	2,046,299
Ajanta Pharma, Ltd.	175,305	4,275,845
Bajaj Finance, Ltd.	40,726	3,500,616
City Union Bank, Ltd.	1,340,065	2,112,982
Credit Analysis & Research, Ltd.	161,600	3,584,687
Cyient, Ltd.	434,267	3,691,915
Dewan Housing Finance Corp., Ltd.	516,500	3,877,484
Glenmark Pharmaceuticals, Ltd.	249,100	3,931,244
Hinduja Global Solutions, Ltd.	340,600	2,644,611
Indiabulls Housing Finance, Ltd.	225,000	2,590,450
Ipca Laboratories, Ltd.	134,500	1,418,562
Jammu & Kashmir Bank, Ltd.	1,821,000	2,959,350
Kolte-Patil Developers, Ltd.	742,300	2,226,268
KPIT Technologies, Ltd.	1,699,321	2,925,925
MBL Infrastructures, Ltd.	502,000	2,215,298
Nirvikara Paper Mills, Ltd.(a)	13,055	16,486
PC Jeweller, Ltd.	326,000	2,339,314
Poly Medicure, Ltd.	23,242	169,426
Supreme Industries, Ltd.	198,834	1,943,896
Time Technoplast, Ltd.	4,384,100	4,519,606
UFO Moviez India, Ltd.(a)	109,758	1,061,320
Vaibhav Global, Ltd.	260,500	1,614,154
WNS Holdings, Ltd., ADR(a)	209,750	6,252,647

		61,918,385

Indonesia (3.29%)
Astra Graphia Tbk PT	10,792,000	1,587,587
Bank Negara Indonesia Persero Tbk PT	10,245,000	3,604,968
Bank Tabungan Pensiunan Nasional Tbk PT(a)	2,566,200	597,563
Bekasi Fajar Industrial Estate Tbk PT	65,215,500	1,856,068
Express Transindo Utama Tbk PT	22,620,500	1,555,133
Lippo Cikarang Tbk PT(a)	1,334,000	818,496
Panin Sekuritas Tbk PT	7,994,000	2,567,653
Petra Foods, Ltd.	1,854,600	3,879,945
Selamat Sempurna Tbk PT	16,888,700	5,930,240
Tempo Scan Pacific Tbk PT	19,383,500	2,815,640

	Shares	Value (Note 2)

Indonesia (continued)
Ultrajaya Milk Industry & Trading Co. Tbk PT	5,739,500	$1,644,100

		26,857,393

Ireland (1.50%)
Beazley PLC	778,700	4,109,058
Irish Residential Properties PLC, REIT	6,533,476	8,144,072

		12,253,130

Israel (0.41%)
Caesarstone Sdot Yam, Ltd.	27,100	1,944,154
Sarine Technologies, Ltd.	976,000	1,408,667

		3,352,821

Japan (7.95%)
AIT Corp.	458,700	4,060,144
Anest Iwata Corp.	422,800	2,688,235
AP Company Co., Ltd.(a)	162,300	2,645,306
Arcland Service Co., Ltd.	56,200	2,611,950
Benefit One, Inc.	103,700	2,296,821
CMIC Co., Ltd.	214,955	2,906,883
CyberAgent, Inc.	95,000	4,093,275
Daikokutenbussan Co., Ltd.	49,500	1,913,140
Descente, Ltd.	168,100	2,483,488
Future Architect, Inc.	515,200	3,192,590
GCA Savvian Corp.	337,400	5,235,165
Hard Off Corp. Co., Ltd.	229,600	2,856,684
JCU Corp.	73,000	2,865,575
Monogatari Corp.	73,200	2,648,985
Prestige International, Inc.	372,500	3,369,286
SK Kaken Co., Ltd.	33,000	3,461,492
Sun Frontier Fudousan Co., Ltd.	137,300	1,110,054
Syuppin Co., Ltd.	239,600	3,644,217
Trancom Co., Ltd.	188,990	10,811,628

		64,894,918

Jersey (0.12%)
Integrated Diagnostics
Holdings PLC(a)(b)(d)	154,200	990,735

Luxembourg (0.87%)
L’Occitane International SA	2,802,712	7,114,969

Malaysia (2.44%)
7-Eleven Malaysia Holdings Bhd	4,674,000	2,040,941
AEON Credit Service M Bhd	1,015,040	3,662,584
Berjaya Auto Bhd	5,845,000	3,973,591
Berjaya Food Bhd	387,916	236,330
CB Industrial Product Holding Bhd	3,120,600	1,615,581
Kossan Rubber Industries	1,194,000	2,279,043

	Shares	Value (Note 2)

Malaysia (continued)
My EG Services Bhd	3,081,800	$2,127,324
Nirvana Asia, Ltd.(b)(d)	3,500,000	1,029,372
Uzma Bhd	4,529,800	2,961,041

		19,925,807

Mexico (1.17%)
Banregio Grupo Financiero SAB de CV	495,165	2,831,929
Credito Real SAB de CV	2,198,824	5,002,879
Genomma Lab Internacional SAB de CV, Class B(a)	1,888,400	1,758,014

		9,592,822

Netherlands (0.86%)
Aalberts Industries NV	222,697	6,990,014

Norway (0.83%)
Medistim ASA	417,000	2,195,153
SpareBank 1 SMN	499,800	3,870,055
Zalaris ASA	188,200	746,492

		6,811,700

Oman (0.27%)
Al Anwar Ceramic Tile Co.	2,135,760	2,240,579

Philippines (1.67%)
Pepsi-Cola Products Philippines, Inc.	45,267,500	4,721,242
Puregold Price Club, Inc.	3,584,000	2,899,486
Security Bank Corp.	1,856,760	6,045,076

		13,665,804

Russia (0.11%)
MD Medical Group Investments PLC, GDR(b)	157,000	905,890

Singapore (1.12%)
ARA Asset Management, Ltd.	2,580,212	3,206,809
CSE Global, Ltd.	5,921,055	2,309,119
Riverstone Holdings, Ltd.	2,940,000	3,643,256

		9,159,184

South Africa (2.89%)
Blue Label Telecoms, Ltd.	4,517,800	3,142,755
Cartrack Holdings, Ltd.	4,849,500	4,021,364
Clicks Group, Ltd.	273,485	2,085,795
Ellies Holdings, Ltd.(a)	3,854,240	243,742
EOH Holdings, Ltd.	254,556	3,467,930
Italtile, Ltd.	3,988,625	3,682,705
MiX Telematics, Ltd., Sponsored ADR(a)	164,500	1,197,560

	Shares	Value (Note 2)

South Africa (continued)
OneLogix Group, Ltd.	2,450,980	$939,685
Super Group, Ltd.(a)	1,556,097	4,366,826
Transaction Capital, Ltd.	503,772	418,939

		23,567,301

South Korea (4.21%)
DGB Financial Group, Inc.	475,500	4,551,211
Duk San Neolux Co., Ltd.(a)	73,134	978,120
Hy-Lok Corp.	273,291	7,812,318
Interpark Holdings Corp.	358,000	3,288,894
ISC Co., Ltd.	162,187	6,126,279
Koh Young Technology, Inc.	73,383	2,706,043
KONA I Co., Ltd.	101,762	4,026,476
LF Corp.	70,470	2,107,807
Vitzrocell Co., Ltd.	169,526	1,724,018
Wins Technet Co., Ltd.	94,800	1,012,691

		34,333,857

Sweden (3.56%)
AddTech AB, Class B	358,013	5,312,043
Beijer Alma AB	110,100	2,437,662
Bufab Holding AB	836,000	4,845,394
HIQ International AB	48,501	249,062
Indutrade AB	81,850	4,003,906
Moberg Pharma AB(a)	371,800	2,801,403
Nibe Industrier AB, Class B	177,781	5,007,770
Odd Molly International AB	72,938	382,160
Opus Group AB	3,980,568	4,014,367

		29,053,767

Switzerland (1.16%)
VZ Holding AG	36,680	9,470,827

Taiwan (7.09%)
ASPEED Technology, Inc.	240,799	2,269,062
Cleanaway Co., Ltd.	476,000	2,291,687
Cowealth Medical Holding Co., Ltd.	799,658	1,689,409
Cub Elecparts, Inc.	483,431	4,823,362
King’s Town Bank Co., Ltd.	4,113,000	3,439,279
Novatek Microelectronics Corp.	791,000	2,868,711
On-Bright Electronics, Inc.	297,000	1,448,712
Polyronics Tech Corp.	2,968,300	5,941,959
Richtek Technology Corp.	685,000	3,547,424
Silergy Corp.	605,199	5,712,408
Sinmag Equipment Corp.	606,500	3,342,603
Sporton International, Inc.	1,404,340	8,607,123
Test Research, Inc.	2,114,252	3,730,068
TSC Auto ID Technology Co., Ltd.	496,100	3,865,531
UDE Corp.	1,601,000	2,068,980

	Shares	Value (Note 2)

Taiwan (continued)
Voltronic Power Technology Corp.	183,650	$2,233,711

		57,880,029

Thailand (0.87%)
Ananda Development PCL	26,514,800	2,407,359
LPN Development PCL	3,248,100	1,631,192
Premier Marketing PCL	10,552,000	3,023,839

		7,062,390

Turkey (0.26%)
Albaraka Turk Katilim Bankasi AS	4,272,500	2,158,529

United Arab Emirates (0.18%)
Aramex PJSC	1,561,000	1,466,326

United States (0.47%)
First Cash Financial Services, Inc.(a)	94,050	3,825,014

Vietnam (0.03%)
DHG Pharmaceutical JSC	65,000	220,460

TOTAL COMMON STOCKS (Cost $678,891,794)		755,061,598

PREFERRED STOCKS (0.74%)
Brazil (0.74%)
Banco ABC Brasil SA	711,794	2,143,313
Banco Daycoval SA	1,481,400	3,906,903

		6,050,216

TOTAL PREFERRED STOCKS (Cost $10,535,460)		6,050,216

EXCHANGE-TRADED FUNDS (0.64%)
United States (0.64%)
Market Vectors Vietnam ETF	282,695	5,193,107

TOTAL EXCHANGE-TRADED FUNDS (Cost $5,150,335)		5,193,107

	Shares	Value (Note 2)

RIGHTS (0.02%)
South Korea (0.02%)
ISC Co., Ltd., Rights, Strike Price 33,700 KRW (expiring 08/24/15)	13,640	$122,394

TOTAL RIGHTS (Cost $0)		122,394

TOTAL INVESTMENTS (93.87%) (Cost $694,577,589)		$766,427,315

Assets In Excess Of Other Liabilities (6.13%)		50,081,495

NET ASSETS (100.00%)		$816,508,810

(a)	Non-Income Producing Security.
(b)

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of July 31, 2015, the aggregate market value of those securities was $6,703,302, representing 0.82% of net assets.

(c)	Fair valued security under the procedures approved by the Fund’s Board of Trustees.
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2015, these securities had a total aggregate market value of $3,031,110 representing 0.37% of net assets.

Common Abbreviations:

AB -	Aktiebolag is the Swedish equivalent of the term corporation.
ADR -	American Depositary Receipt.
AG -	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AS -	Aktieselskab is the Danish term for a stock-based corporation.
ASA -	Allmennaksjeselskap is the Norwegian term for a public limited company.
Bhd -	Berhad is the Malaysian term for public limited company.
ETF -	Exchange Traded Fund.
GDR -	Global Depositary Receipt.
JSC -	Joint Stock Company.
Ltd. -	Limited.
NV -	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OYJ -	Osakeyhtio is the Finnish equivalent of a public limited company.
PCL -	Public Company Limited.
PJSC -	Public Joint Stock Company.
PLC -	Public Limited Company.
REIT -	Real Estate Investment Trust.
SA -	Generally designates corporations in various countries, mostly those employing the civil law.
SAB	de CV - A variable capital company.
SE -	A European Company which can operate on a Europe-wide basis and be governed by community law directly applicable in all member states.
Tbk	PT - Terbuka Perseroan Terbatas is an Indonesian term for a limited liability company.

Currency Abbreviations:

KRW -	Korean Won.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
July 31, 2015 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of April 30, 2015, the Trust had 31 registered funds. This quarterly report describes the Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Opportunities Fund, Grandeur Peak Global Reach Fund, and Grandeur Peak International Opportunities Fund (individually a “Fund” and collectively, the “Funds”). The Funds seek long-term growth of capital. The Funds offer Investor Class and Institutional Class shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Grandeur Peak Global Opportunities Fund and Grandeur Peak International Opportunities Fund were each previously a non-diversified investment company for the diversification purposes of the Investment Company Act of 1940. As a result of operating in a diversified manner for the past three years, the Funds are now deemed to be diversified under the Investment Company Act of 1940. Neither Fund may resume operating in a non-diversified manner without first obtaining shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying portfolio of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of portfolio of investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the portfolio of investments and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their portfolio of investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
July 31, 2015 (Unaudited)

fair value when a security’s value or a meaningful portion of each Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
July 31, 2015 (Unaudited)

The following is a summary of each Fund’s investments in the fair value hierarchy as of July 31, 2015:

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Grandeur Peak Emerging Markets Opportunities Fund
Common Stocks
Bangladesh	$3,752,811	$–	$–	$3,752,811
Brazil	14,184,161	–	–	14,184,161
China	66,401,765	–	1,408,405	67,810,170
Colombia	6,326,443	–	–	6,326,443
Georgia	5,520,211	–	–	5,520,211
Greece	–	–	1,681,762	1,681,762
Hong Kong	12,317,750	–	–	12,317,750
India	61,385,105	–	–	61,385,105
Indonesia	19,059,057	–	–	19,059,057
Jersey	544,197	–	–	544,197
Luxembourg	1,382,092	–	–	1,382,092
Malaysia	14,790,270	–	–	14,790,270
Mexico	9,528,051	–	–	9,528,051
Netherlands	1,015,133	–	–	1,015,133
Oman	1,064,842	–	–	1,064,842
Philippines	20,488,745	–	–	20,488,745
Poland	7,567,375	–	–	7,567,375
Russia	1,259,591	–	–	1,259,591
South Africa	28,657,774	–	–	28,657,774
South Korea	26,296,220	–	–	26,296,220
Spain	1,307,840	–	–	1,307,840
Sri Lanka	9,583,537	–	–	9,583,537
Taiwan	47,202,683	–	–	47,202,683
Thailand	5,437,185	–	–	5,437,185
Turkey	6,352,877	–	–	6,352,877
United Arab Emirates	423,764	–	–	423,764
United States	1,402,098	–	–	1,402,098
Vietnam	4,410,407	–	–	4,410,407
Preferred Stocks
Brazil	2,936,122	–	–	2,936,122
Exchange-Traded Funds
United States	5,783,335	–	–	5,783,335
Rights
South Korea	–	59,427	–	59,427

Total	$386,381,441	$59,427	$3,090,167	$389,531,035

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
July 31, 2015 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Grandeur Peak Global Opportunities Fund
Common Stocks
Australia	$7,745,862	$–	$–	$7,745,862
Austria	8,178,725	–	–	8,178,725
Belgium	8,579,330	–	–	8,579,330
Brazil	11,358,301	–	–	11,358,301
Britain	54,964,749	–	–	54,964,749
Canada	16,243,302	–	–	16,243,302
China	43,830,304	–	2,221,686	46,051,990
Colombia	5,422,301	–	–	5,422,301
France	12,171,729	–	–	12,171,729
Georgia	5,373,803	–	–	5,373,803
Germany	22,139,591	–	–	22,139,591
Greece	–	–	610,425	610,425
Hong Kong	12,700,873	–	–	12,700,873
India	52,296,595	–	–	52,296,595
Indonesia	20,460,533	–	–	20,460,533
Ireland	5,466,137	–	–	5,466,137
Israel	678,396	–	–	678,396
Japan	43,425,718	–	–	43,425,718
Jersey	845,530	–	–	845,530
Luxembourg	4,680,554	–	–	4,680,554
Malaysia	9,843,385	–	–	9,843,385
Mexico	4,356,316	–	–	4,356,316
Netherlands	4,418,603	–	–	4,418,603
Norway	3,111,803	–	–	3,111,803
Philippines	7,541,217	–	–	7,541,217
Poland	850,729	–	–	850,729
Singapore	6,045,021	–	–	6,045,021
South Africa	14,587,444	–	–	14,587,444
South Korea	17,385,158	–	–	17,385,158
Sweden	19,961,644	–	–	19,961,644
Switzerland	6,835,882	–	–	6,835,882
Taiwan	33,021,159	–	–	33,021,159
Thailand	2,223,175	–	–	2,223,175
Turkey	1,899,155	–	–	1,899,155
United Arab Emirates	709,304	–	–	709,304
United States	219,291,889	–	–	219,291,889
Vietnam	782,865	–	–	782,865
Preferred Stocks
Brazil	4,074,868	–	–	4,074,868
Rights
South Korea	–	94,468	–	94,468

Total	$693,501,950	$94,468	$2,832,111	$696,428,529

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
July 31, 2015 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Grandeur Peak Global Reach Fund
Common Stocks
Australia	$5,632,791	$–	$–	$5,632,791
Austria	1,708,157	–	–	1,708,157
Belgium	863,696	–	–	863,696
Brazil	4,705,519	–	–	4,705,519
Britain	24,308,935	–	–	24,308,935
Canada	5,688,478	–	–	5,688,478
China	28,061,209	–	602,817	28,664,026
Colombia	1,679,264	–	–	1,679,264
Denmark	1,579,236	–	–	1,579,236
Finland	898,232	–	–	898,232
France(a)	8,106,962	–	–	8,106,962
Georgia	3,151,343	–	–	3,151,343
Germany	8,459,250	–	–	8,459,250
Greece	–	–	1,595,044	1,595,044
Hong Kong	7,391,584	–	–	7,391,584
India	25,288,778	–	–	25,288,778
Indonesia	9,681,977	–	–	9,681,977
Ireland	2,840,481	–	–	2,840,481
Israel	4,587,609	–	–	4,587,609
Japan	19,202,455	–	–	19,202,455
Jersey	402,847	–	–	402,847
Luxembourg	2,611,190	–	–	2,611,190
Malaysia	5,368,407	–	–	5,368,407
Mexico	2,098,070	–	–	2,098,070
Netherlands	2,737,863	–	–	2,737,863
New Zealand	122,123	–	–	122,123
Norway	2,159,397	–	–	2,159,397
Philippines	5,111,780	–	–	5,111,780
Poland	2,572,471	–	–	2,572,471
Russia	68,403	–	–	68,403
Singapore	2,189,744	–	–	2,189,744
South Africa	12,669,411	–	–	12,669,411
South Korea	10,893,618	–	–	10,893,618
Spain	–	–	1	1
Sri Lanka	2,784,007	–	–	2,784,007
Sweden	6,137,024	–	–	6,137,024
Switzerland	3,941,338	–	–	3,941,338
Taiwan	12,775,890	–	–	12,775,890
Thailand	1,875,496	–	–	1,875,496
Turkey	2,450,912	–	–	2,450,912
United States	85,839,776	–	–	85,839,776
Vietnam	2,422,356	–	–	2,422,356
Preferred Stocks
Brazil	1,002,240	–	–	1,002,240
Colombia	317,197	–	–	317,197
Rights
South Korea	–	41,414	–	41,414

Total	$332,387,516	$41,414	$2,197,862	$334,626,792

(a)	Akka Technologies SA rights are considered Level 3. The market value of the rights were $0 as of 07/31/15.

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
July 31, 2015 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Grandeur Peak International Opportunities Fund
Common Stocks
Australia	$9,874,033	$–	$–	$9,874,033
Austria	9,253,381	–	–	9,253,381
Belgium	9,001,652	–	–	9,001,652
Brazil	21,284,575	–	–	21,284,575
Britain	90,065,800	–	–	90,065,800
Canada	26,705,920	–	–	26,705,920
China	75,533,022	–	1,806,254	77,339,276
Colombia	6,462,726	–	–	6,462,726
Denmark	3,011,925	–	–	3,011,925
Finland	3,112,305	–	–	3,112,305
France	24,917,397	–	–	24,917,397
Georgia	7,658,947	–	–	7,658,947
Germany	34,186,132	–	–	34,186,132
Hong Kong	16,474,878	–	–	16,474,878
India	61,918,385	–	–	61,918,385
Indonesia	26,857,393	–	–	26,857,393
Ireland	12,253,130	–	–	12,253,130
Israel	3,352,821	–	–	3,352,821
Japan	64,894,918	–	–	64,894,918
Jersey	990,735	–	–	990,735
Luxembourg	7,114,969	–	–	7,114,969
Malaysia	19,925,807	–	–	19,925,807
Mexico	9,592,822	–	–	9,592,822
Netherlands	6,990,014	–	–	6,990,014
Norway	6,811,700	–	–	6,811,700
Oman	2,240,579	–	–	2,240,579
Philippines	13,665,804	–	–	13,665,804
Russia	905,890	–	–	905,890
Singapore	9,159,184	–	–	9,159,184
South Africa	23,567,301	–	–	23,567,301
South Korea	34,333,857	–	–	34,333,857
Sweden	29,053,767	–	–	29,053,767
Switzerland	9,470,827	–	–	9,470,827
Taiwan	57,880,029	–	–	57,880,029
Thailand	7,062,390	–	–	7,062,390
Turkey	2,158,529	–	–	2,158,529
United Arab Emirates	1,466,326	–	–	1,466,326
United States	3,825,014	–	–	3,825,014
Vietnam	220,460	–	–	220,460
Preferred Stocks
Brazil	6,050,216	–	–	6,050,216
Exchange-Traded Funds
United States	5,193,107	–	–	5,193,107
Rights
South Korea	–	122,394	–	122,394

Total	$764,498,667	$122,394	$1,806,254	$766,427,315

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
July 31, 2015 (Unaudited)

The Funds recognize transfers between levels as of the end of the period. For the three months ended July 31, 2015, the security amounts the Funds transferred between Levels 1 and 2 at July 31, 2015, were as follows:

Grandeur Peak Emerging Markets Opportunities Fund

	Level 1 - Quoted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)

Common Stocks	$235,572,919	$–	$–	$ (235,572,919)

Total	$235,572,919	$–	$–	$ (235,572,919)

Grandeur Peak Global Opportunities Fund

	Level 1 - Quoted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)

Common Stocks	$307,857,834	$–	$–	$ (307,857,834)

Total	$307,857,834	$–	$–	$ (307,857,834)

Grandeur Peak Global Reach Fund

	Level 1 - Quoted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)

Common Stocks	$146,580,795	$–	$–	$ (146,580,795)

Total	$146,580,795	$–	$–	$ (146,580,795)

Grandeur Peak International Opportunities Fund

	Level 1 - Quoted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)

Common Stocks	$492,298,384	$–	$–	$ (492,298,384)

Total	$492,298,384	$–	$–	$ (492,298,384)

The above transfers were due to the Funds utilizing a fair value evaluation service with respect to international securities with an earlier market closing than the Funds’ net asset value computation cutoff. When events trigger the use of the fair value evaluation service on a reporting date, it results in certain securities transferring from a Level 1 to a Level 2.

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
July 31, 2015 (Unaudited)

Due to the lack of a market to trade a newly acquired security, a price was unobtainable and was transferred to a Level 3 for all Funds. The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Total

Grandeur Peak Emerging Markets Opportunities Fund
Balance as of April 30, 2015	$1,654,510	$1,654,510
Accrued discount/ premium	–	–
Return of Capital	–	–
Realized Gain/(Loss)	–	–
Change in Unrealized Appreciation/(Depreciation)	(186,359)	(186,359)
Purchases	–	–
Sales Proceeds	–	–
Transfer into Level 3	1,681,762	1,681,762
Transfer out of Level 3	(59,746)	(59,746)

Balance as of July 31, 2015	$3,090,167	$3,090,167

Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at July 31, 2015	$(991,161)	$(991,161)

	Common Stocks	Total

Grandeur Peak Global Opportunities Fund
Balance as of April 30, 2015	$2,538,049	$2,538,049
Accrued discount/ premium	–	–
Return of Capital	–	–
Realized Gain/(Loss)	–	–
Change in Unrealized Appreciation/(Depreciation)	(306,822)	(306,822)
Purchases	–	–
Sales Proceeds	–	–
Transfer into Level 3	610,425	610,425
Transfer out of Level 3	(9,541)	(9,541)

Balance as of July 31, 2015	$2,832,111	$2,832,111

Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at July 31, 2015	$(488,654)	$(488,654)

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
July 31, 2015 (Unaudited)

	Common Stocks	Total

Grandeur Peak Global Reach Fund
Balance as of April 30, 2015	$706,018	$706,018
Accrued discount/ premium	–	–
Return of Capital	–	–
Realized Gain/(Loss)	–	–
Change in Unrealized Appreciation/(Depreciation)	(80,146)	(80,146)
Purchases	–	–
Sales Proceeds	–	–
Transfer into Level 3	1,595,044	1,595,044
Transfer out of Level 3	(23,054)	(23,054)

Balance as of July 31, 2015	$2,197,862	$2,197,862

Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at July 31, 2015	$(764,676)	$(764,676)

	Common Stocks	Total

Grandeur Peak International Opportunities Fund
Balance as of April 30, 2015	$2,070,865	$2,070,865
Accrued discount/ premium	–	–
Return of Capital	–	–
Realized Gain/(Loss)	–	–
Change in Unrealized Appreciation/(Depreciation)	(248,125)	(248,125)
Purchases	–	–
Sales Proceeds	–	–
Transfer into Level 3	–	–
Transfer out of Level 3	(16,486)	(16,486)

Balance as of July 31, 2015	$1,806,254	$1,806,254

Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at July 31, 2015	$(250,626)	$(250,626)

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
July 31, 2015 (Unaudited)

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service.

The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Unrealized Appreciation and Depreciation on Investments: As of July 31, 2015, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
July 31, 2015 (Unaudited)

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized (Depreciation)/ Appreciation	Cost of Investments for Income Tax Purposes
Grandeur Peak Emerging Markets Opportunities Fund	$47,449,870	$(57,264,763)	$(9,814,893)	$399,345,928
Grandeur Peak Global Opportunities Fund	164,174,937	(63,534,219)	100,640,718	595,787,811
Grandeur Peak Global Reach Fund	46,354,975	(33,937,862)	12,417,113	322,209,679
Grandeur Peak International Opportunities Fund	159,568,301	(87,958,387)	71,609,914	694,817,401

PATHWAY ADVISORS CONSERVATIVE FUND

PORTFOLIO OF INVESTMENTS

July 31, 2015 (Unaudited)

Description		Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (36.97%)
iShares® Core U.S. Aggregate Bond ETF		41,245	$4,516,327
Schwab U.S. TIPs ETF™(a)		18,000	980,280
Vanguard® FTSE Emerging Markets ETF		16,655	638,220
Vanguard® S&P 500® ETF		7,786	1,502,309
Vanguard® Total International Stock ETF		12,783	639,789
Vanguard® Total Stock Market ETF		33,434	3,638,957
TOTAL EXCHANGE TRADED FUNDS (Cost $11,879,361)			11,915,882
OPEN-END MUTUAL FUNDS (61.98%)
Catalyst Hedged Futures Strategy Fund - Class I		69,053	753,369
Deutsche Global Infrastructure Fund - Institutional Class		46,786	659,211
DoubleLine Total Return Bond Fund - Class I		414,516	4,526,519
Goldman Sachs Strategic Income Fund - Institutional Class		191,147	1,919,117
Hartford World Bond Fund - Class Y		123,358	1,289,092
Loomis Sayles Bond Fund - Institutional Class		88,940	1,255,838
Metropolitan West Total Return Bond Fund - Class I		237,805	2,580,186
Osterweis Strategic Income Fund - Class I		112,235	1,283,964
PIMCO All Asset All Authority Fund - Institutional Class		72,812	640,021
Putnam Capital Spectrum Fund - Class Y		34,112	1,290,802
Templeton Global Bond Fund - Advisor Class		156,886	1,895,177
Vanguard® Wellington Fund - Class Admiral		27,611	1,883,038
TOTAL OPEN-END MUTUAL FUNDS (Cost $20,248,660)			19,976,334
	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.20%)
Dreyfus Cash Management, Institutional Shares	0.040%	387,193	387,193
TOTAL SHORT TERM INVESTMENTS (Cost $387,193)			387,193

TOTAL INVESTMENTS (100.15%) (Cost $32,515,214)			$32,279,409

Liabilities in Excess of Other Assets (-0.15%)			(47,800)
NET ASSETS (100.00%)			$32,231,609

(a)	Non-income producing security.

Common Abbreviations:

ETF - Exchange Traded Fund.

FTSE - Financial Times and Stock Exchange.

PIMCO - Pacific Investment Management Company, LLC.

S&P - Standard & Poor’s.

TIPS - Treasury Inflation Protected Securities.

Holdings are subject to change.

See Notes to Quarterly Portfolio of Investments.

PATHWAY ADVISORS AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS

July 31, 2015 (Unaudited)

Description		Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (60.78%)
iShares® International Select Dividend ETF		59,220	$1,894,448
iShares® Select Dividend ETF		19,387	1,479,616
Vanguard® FTSE Emerging Markets ETF		38,336	1,469,036
Vanguard® S&P 500® ETF		19,540	3,770,243
Vanguard® Total International Stock ETF		92,724	4,640,836
Vanguard® Total Stock Market ETF		82,887	9,021,421
WisdomTree® Emerging Markets SmallCap Dividend Fund		23,947	963,148
TOTAL EXCHANGE TRADED FUNDS (Cost $23,259,966)			23,238,748
OPEN-END MUTUAL FUNDS (38.83%)
Akre Focus Fund - Institutional Class		62,139	1,508,741
Catalyst Hedged Futures Strategy Fund - Class I		126,879	1,384,246
Deutsche Global Infrastructure Fund - Institutional Class		167,441	2,359,244
DoubleLine Total Return Bond Fund - Class I		352,821	3,852,801
Osterweis Strategic Income Fund - Class I		65,461	748,875
PIMCO All Asset All Authority Fund - Institutional Class		126,151	1,108,867
Principal MidCap Fund - Institutional Class		65,207	1,532,365
Putnam Capital Spectrum Fund - Class Y		62,104	2,349,997
TOTAL OPEN-END MUTUAL FUNDS (Cost $14,878,069)			14,845,136
	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.78%)
Dreyfus Cash Management, Institutional Shares	0.040%	299,034	299,034
TOTAL SHORT TERM INVESTMENTS (Cost $299,034)			299,034

TOTAL INVESTMENTS (100.39%) (Cost $38,437,069)			$38,382,918

Liabilities in Excess of Other Assets (-0.39%)			(150,712)
NET ASSETS (100.00%)			$38,232,206

Common Abbreviations:

ETF - Exchange Traded Fund.

FTSE - Financial Times and Stock Exchange.

PIMCO - Pacific Investment Management Company, LLC.

S&P - Standard & Poor’s.

Holdings are subject to change.

See Notes to Quarterly Portfolio of Investments.

Pathway Advisors Funds	Notes to Quarterly Portfolio of Investments
July 31, 2015 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2015, the Trust has 31 registered funds. This quarterly report describes Pathway Advisors Conservative Fund and Pathway Advisors Aggressive Growth Fund (individually a “Fund” and collectively, the “Funds”). The Pathway Advisors Conservative Fund seeks total return through a primary emphasis on income with a secondary emphasis on growth of capital. The Pathway Advisors Aggressive Growth Fund seeks total return through a primary emphasis on growth with a secondary emphasis on income.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying portfolio of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of portfolio of investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the portfolio of investments and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their portfolio of investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Pathway Advisors Funds	Notes to Quarterly Portfolio of Investments
July 31, 2015 (Unaudited)

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2015:

Pathway Advisors Conservative Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$11,915,882	$–	$–	$11,915,882
Open-End Mutual Funds	19,976,334	–	–	19,976,334
Short Term Investments	387,193	–	–	387,193
Total	$32,279,409	$–	$–	$32,279,409

Pathway Advisors Funds	Notes to Quarterly Portfolio of Investments
July 31, 2015 (Unaudited)

Pathway Advisors Aggressive Growth Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$23,238,748	$–	$–	$23,238,748
Open-End Mutual Funds	14,845,136	–	–	14,845,136
Short Term Investments	299,034	–	–	299,034
Total	$38,382,918	$–	$–	$38,382,918

The Funds recognize transfers between levels as of the end of the period. For the three months ended July 31, 2015, the Funds did not have any transfers between Level 1 and Level 2 securities. For the three months ended July 31, 2015, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds.

Unrealized Appreciation and Depreciation on Investments: As of July 31, 2015, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Depreciation	Cost of Investments for Income Tax Purposes
Pathway Advisors Conservative Fund	$135,514	$(416,238)	$(280,724)	$32,560,133
Pathway Advisors Aggressive Growth Fund	761,488	(842,665)	(81,177)	38,464,095

REDMONT RESOLUTE FUND I

SCHEDULE OF INVESTMENTS

July 31, 2015 (Unaudited)

Description	Shares	Value (Note 2)

COMMON STOCKS (11.82%)

ADVERTISING (0.07%)
Omnicom Group, Inc.(a)	27	$1,973

AEROSPACE & DEFENSE (0.56%)
Cubic Corp.	20	887
General Dynamics Corp.	16	2,386
Harris Corp.	29	2,405
Lockheed Martin Corp.(a)	17	3,521
Northrop Grumman Corp.(a)	15	2,595
Raytheon Co.(a)	20	2,182
The Boeing Co.	7	1,009
United Technologies Corp.(a)	15	1,505

		16,490

AGRICULTURE (0.01%)
Reynolds American, Inc.	3	257

AIRLINES (0.06%)
Delta Air Lines, Inc.	42	1,862

AUTO PARTS & EQUIPMENT (0.11%)
Lear Corp.	15	1,561
Tenneco, Inc.(b)	31	1,544

		3,105

BANKS (1.23%)
Bank of America Corp.(a)	85	1,520
BB&T Corp.(a)	82	3,302
Capital One Financial Corp.(a)	49	3,984
Citigroup, Inc.(a)	74	4,326
Fifth Third Bancorp(a)	179	3,771
Huntington Bancshares, Inc.(a)	122	1,424
JPMorgan Chase & Co.(a)	64	4,386
Regions Financial Corp.(a)	126	1,309
State Street Corp.(a)	25	1,914
SunTrust Banks, Inc.(a)	29	1,286
The Goldman Sachs Group, Inc.(a)	15	3,076
The PNC Financial Services Group, Inc.(a)	18	1,767
Wells Fargo & Co.(a)	72	4,167

		36,232

BEVERAGES (0.03%)
Constellation Brands, Inc., Class A	7	840

BIOTECHNOLOGY (0.11%)
Celgene Corp.(b)	3	394

Description	Shares	Value (Note 2)

BIOTECHNOLOGY (0.11%) (continued)
Gilead Sciences, Inc.	24	$2,828

		3,222

BUILDING MATERIALS (0.10%)
Masco Corp.	112	2,956

CHEMICALS (0.20%)
Huntsman Corp.	27	513
The Mosaic Co.	46	1,976
The Valspar Corp.	40	3,331

		5,820

COAL (0.00%)(c)
Cloud Peak Energy, Inc.(b)	41	130

COMMERCIAL SERVICES (0.62%)
Equifax, Inc.	25	2,553
EVERTEC, Inc.	42	790
Global Payments, Inc.	9	1,009
H&R Block, Inc.	67	2,230
ManpowerGroup, Inc.(a)	29	2,624
Moody’s Corp.(a)	19	2,098
New Oriental Education & Technology Group, Inc., Sponsored ADR(b)	18	403
Robert Half International, Inc.(a)	35	1,926
Total System Services, Inc.	43	1,988
Towers Watson & Co., Class A(a)	20	2,536

		18,157

COMPUTERS (0.61%)
Amdocs, Ltd.(a)	36	2,111
Apple, Inc.(a)	39	4,731
Brocade Communications Systems, Inc.	270	2,770
EMC Corp.(a)	76	2,044
Hewlett-Packard Co.	68	2,075
Seagate Technology PLC(a)	37	1,872
Western Digital Corp.(a)	29	2,496

		18,099

CONTAINERS & PACKAGING (0.09%)
WestRock Co.(b)	44	2,775

DISTRIBUTION & WHOLESALE (0.04%)
Arrow Electronics, Inc.(b)	19	1,105

DIVERSIFIED FINANCIAL SERVICES (0.50%)
Alliance Data Systems Corp.(b)	3	825
Ally Financial, Inc.(b)	73	1,662
Discover Financial Services(a)	58	3,237
Navient Corp.	113	1,774
Outerwall, Inc.	22	1,558

Description	Shares	Value (Note 2)

DIVERSIFIED FINANCIAL SERVICES (0.50%) (continued)
Raymond James Financial, Inc.(a)	26	$1,534
SLM Corp.(b)	152	1,388
TD Ameritrade Holding Corp.(a)	37	1,359
The Charles Schwab Corp.(a)	41	1,430

		14,767

ELECTRIC (0.05%)
AES Corp.	105	1,344

ELECTRONICS (0.24%)
Avnet, Inc.	13	542
Flextronics International, Ltd.(a)(b)	153	1,685
Honeywell International, Inc.(a)	16	1,681
Jabil Circuit, Inc.	109	2,207
TE Connectivity, Ltd.	17	1,036

		7,151

ENTERTAINMENT (0.03%)
Six Flags Entertainment Corp.	18	840

FOOD (0.10%)
Tyson Foods, Inc., Class A	65	2,883

HAND & MACHINE TOOLS (0.08%)
Stanley Black & Decker, Inc.	22	2,321

HEALTHCARE - PRODUCTS (0.18%)
Medtronic PLC	35	2,743
Zimmer Biomet Holdings, Inc.	24	2,498

		5,241

HEALTHCARE - SERVICES (0.36%)
Anthem, Inc.	12	1,851
Cigna Corp.	15	2,161
ICON PLC(b)	24	1,939
Laboratory Corp. of America Holdings(b)	20	2,546
MEDNAX, Inc.(b)	25	2,116

		10,613

HOUSEWARES (0.18%)
Avery Dennison Corp.(a)	41	2,495
Newell Rubbermaid, Inc.(a)	64	2,770

		5,265

INSURANCE (1.10%)
ACE, Ltd.(a)	24	2,610
Alleghany Corp.(b)	5	2,431
American International Group, Inc.	40	2,565
Aon PLC	29	2,922
Berkshire Hathaway, Inc., Class B(a)(b)	19	2,712

Description	Shares	Value (Note 2)

INSURANCE (1.10%) (continued)
MetLife, Inc.(a)	42	$2,341
Prudential Financial, Inc.	9	795
Reinsurance Group of America, Inc.(a)	11	1,062
The Allstate Corp.(a)	43	2,965
The Travelers Companies, Inc.(a)	14	1,486
Torchmark Corp.(a)	23	1,417
Unum Group	66	2,365
Validus Holdings, Ltd.	19	881
WR Berkley Corp.	50	2,786
XL Group PLC	82	3,118

		32,456

INTERNET (0.34%)
Baidu, Inc., Sponsored ADR(b)	4	691
CDW Corp.	51	1,832
eBay, Inc.(b)	36	1,012
Expedia, Inc.	15	1,822
Google, Inc., Class A(b)	3	1,972
Google, Inc., Class C(b)	1	626
Phoenix New Media, Ltd., ADR(b)	81	541
Qihoo 360 Technology Co., Ltd., ADR(b)	12	744
Yahoo!, Inc.(b)	24	880

		10,120

LODGING (0.01%)
Civeo Corp.	70	150

MACHINERY - DIVERSIFIED (0.02%)
Hollysys Automation Technologies, Ltd.	32	681

MEDIA (0.60%)
CBS Corp., Class B(a)	22	1,176
Comcast Corp., Class A(a)	51	3,183
Liberty Broadband Corp., Class C(a)(b)	10	535
Liberty Global PLC LiLAC, Class C(b)	4	168
Liberty Global PLC, Class C(b)	82	4,032
Liberty Media Corp., Class A(a)(b)	16	605
Liberty Media Corp., Class C(a)(b)	25	943
Starz, Class A(b)	15	607
TEGNA, Inc.	42	1,223
Time, Inc.(a)	21	469
Tribune Media Co., Class A	26	1,313
Twenty-First Century Fox, Inc., Class A	53	1,828
Viacom, Inc., Class B(a)	27	1,539

		17,621

MINING (0.03%)
Barrick Gold Corp.	115	812

MISCELLANEOUS MANUFACTURING (0.41%)
Carlisle Companies, Inc.(a)	18	1,823

Description	Shares	Value (Note 2)

MISCELLANEOUS MANUFACTURING (0.41%) (continued)
Crane Co.(a)	16	$851
Danaher Corp.(a)	38	3,479
Ingersoll-Rand PLC	59	3,623
Textron, Inc.	53	2,316

		12,092

OIL & GAS (1.14%)
Anadarko Petroleum Corp.	30	2,230
Canadian Natural Resources, Ltd.(a)	60	1,463
Diamondback Energy, Inc.(b)	64	4,307
Energen Corp.	44	2,429
EOG Resources, Inc.(a)	39	3,010
EQT Corp.	15	1,153
Exxon Mobil Corp.(a)	34	2,693
Kosmos Energy, Ltd.(b)	120	864
Marathon Petroleum Corp.	34	1,859
Occidental Petroleum Corp.	47	3,299
Parsley Energy, Inc., Class A(a)(b)	207	2,993
Phillips 66(a)	41	3,260
QEP Resources, Inc.	91	1,263
Rice Energy, Inc.(a)(b)	52	939
RSP Permian, Inc.(b)	79	1,959

		33,721

PACKAGING & CONTAINERS (0.37%)
Berry Plastics Group, Inc.(b)	80	2,605
Crown Holdings, Inc.(a)(b)	53	2,730
Graphic Packaging Holding Co.(a)	285	4,303
Packaging Corp. of America	20	1,416

		11,054

PHARMACEUTICALS (0.84%)
AbbVie, Inc.	38	2,660
Cardinal Health, Inc.	21	1,785
Express Scripts Holding Co.(a)(b)	37	3,333
Johnson & Johnson	31	3,106
McKesson Corp.	8	1,765
Merck & Co., Inc.	53	3,125
Novartis AG, Sponsored ADR	10	1,037
Omnicare, Inc.	9	872
Pfizer, Inc.	89	3,209
Shire PLC, ADR	5	1,334
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	36	2,485

		24,711

REAL ESTATE INVESTMENT TRUSTS (0.14%)
American Capital Agency Corp.	39	751
American Homes 4 Rent, Class A	41	679
American Residential Properties, Inc.	33	611
Boston Properties, Inc.	5	616
Host Hotels & Resorts, Inc.	30	581
LaSalle Hotel Properties	12	399

Description	Shares	Value (Note 2)

REAL ESTATE INVESTMENT TRUSTS (0.14%) (continued)
Sunstone Hotel Investors, Inc.	40	$563

		4,200

RETAIL (0.28%)
CVS Health Corp.(a)	23	2,587
Macy’s, Inc.(a)	25	1,726
Target Corp.	31	2,537
The Gap, Inc.	41	1,496

		8,346

SAVINGS & LOANS (0.05%)
Investors Bancorp, Inc.	130	1,583

SEMICONDUCTORS (0.28%)
Avago Technologies, Ltd.	13	1,627
NXP Semiconductors NV(b)	31	3,007
ON Semiconductor Corp.(a)(b)	153	1,625
Texas Instruments, Inc.(a)	39	1,949

		8,208

SHIPBUILDING (0.07%)
Huntington Ingalls Industries, Inc.(a)	18	2,113

SOFTWARE (0.40%)
Activision Blizzard, Inc.	56	1,444
Fidelity National Information Services, Inc.	29	1,898
Microsoft Corp.(a)	93	4,343
NetEase, Inc., ADR	5	693
Oracle Corp.(a)	89	3,555

		11,933

TELECOMMUNICATIONS (0.18%)
Cisco Systems, Inc.(a)	71	2,018
Motorola Solutions, Inc.(a)	23	1,384
Verizon Communications, Inc.	40	1,871

		5,273

TOTAL COMMON STOCKS (Cost $295,657)		348,522

EXCHANGE TRADED FUNDS (10.99%)
iShares® Emerging Markets Corporate Bond ETF	413	20,418
iShares® Europe ETF	532	23,828
iShares® iBoxx $ Investment Grade Corporate Bond ETF	191	22,223
iShares® MSCI EMU ETF	1,594	61,672
iShares® MSCI India ETF	713	22,139
iShares® MSCI Japan ETF	3,981	51,474
iShares® MSCI Mexico Capped ETF	80	4,507
iShares® Russell 2000 ETF	217	26,682
PowerShares® Senior Loan Portfolio	1,336	31,650
SPDR® S&P 500® ETF Trust	212	44,626

Description	Shares	Value (Note 2)

EXCHANGE TRADED FUNDS (10.99%) (continued)
Vanguard Total International Bond ETF	283	$14,994

		324,213

TOTAL EXCHANGE TRADED FUNDS (Cost $309,372)		324,213

LIMITED PARTNERSHIPS (0.02%)
OIL & GAS (0.02%)
Viper Energy Partners LP	39	618

TOTAL LIMITED PARTNERSHIPS (Cost $844)		618

OPEN-END MUTUAL FUNDS (54.09%)
AQR Multi Strategy Alternative Fund, Class I	15,144	150,830
AQR Risk Parity Fund, Class I	15,859	160,177
Diamond Hill Long-Short Fund, Class Y(b)	2,482	60,864
FPA Crescent Fund	7,355	247,730
Morgan Stanley Institutional Fund, Inc. - Multi-Asset Portfolio, Class I	26,473	284,060
PIMCO Short-Term Fund, Institutional Class	70,525	691,853

		1,595,514

TOTAL OPEN-END MUTUAL FUNDS (Cost $1,562,902)		1,595,514

Description	Principal Amount/ Shares	Value (Note 2)

SHORT TERM INVESTMENTS (2.44%)
MONEY MARKET FUNDS (2.27%)
Dreyfus Treasury Cash Management Fund, Institutional Class, 7-day yield, 0.010%	67,021	67,021

U.S. TREASURY BILLS (0.17%)
0.208%, 03/31/2016(a)(d)	$5,000	4,994

TOTAL SHORT TERM INVESTMENTS (Cost $72,014)		72,015

TOTAL INVESTMENTS (79.36%) (Cost $2,240,789)		$2,340,882

SEGREGATED CASH WITH BROKERS (26.32%)(e)		776,453

SECURITIES SOLD SHORT (-5.93%) (Proceeds $167,825)		(174,771)

OTHER ASSETS IN EXCESS OF LIABILITIES (0.25%)		7,141

NET ASSETS (100.00%)		$2,949,705

SCHEDULE OF SECURITIES SOLD SHORT

Description	Shares	Value (Note 2)

COMMON STOCKS (-5.93%)
APPAREL (-0.07%)
Under Armour, Inc., Class A	(21)	$(2,086)

AUTO MANUFACTURERS (-0.03%)
Tesla Motors, Inc.	(3)	(798)

AUTO PARTS & EQUIPMENT (-0.08%)
Autoliv, Inc.	(14)	(1,473)
Dorman Products, Inc.	(19)	(1,003)

		(2,476)

BANKS (-0.49%)
BancorpSouth, Inc.	(39)	(986)
Bank of Hawaii Corp.	(10)	(675)
Community Bank System, Inc.	(27)	(1,032)
Cullen/Frost Bankers, Inc.	(9)	(652)
CVB Financial Corp.	(57)	(1,009)
First Financial Bankshares, Inc.	(25)	(850)
Glacier Bancorp, Inc.	(30)	(843)
HDFC Bank, Ltd., ADR	(11)	(687)
Home BancShares, Inc.	(25)	(996)
PacWest Bancorp	(17)	(787)
Texas Capital Bancshares, Inc.	(11)	(648)
Trustmark Corp.	(36)	(865)
UMB Financial Corp.	(14)	(768)
United Bankshares, Inc.	(39)	(1,581)
Valley National Bancorp	(73)	(724)
Westamerica Bancorporation	(27)	(1,322)

		(14,425)

BEVERAGES (-0.04%)
The Boston Beer Co., Inc., Class A	(5)	(1,103)

BIOTECHNOLOGY (-0.08%)
Achillion Pharmaceuticals, Inc.	(51)	(435)
Alexion Pharmaceuticals, Inc.	(2)	(395)
Juno Therapeutics, Inc.	(9)	(440)
Kite Pharma, Inc.	(7)	(509)
Regeneron Pharmaceuticals, Inc.	(1)	(554)

		(2,333)

BUILDING MATERIALS (-0.07%)
Trex Co., Inc.	(17)	(771)
USG Corp.	(41)	(1,270)

		(2,041)

CHEMICALS (-0.12%)
Air Products & Chemicals, Inc.	(8)	(1,140)
Axalta Coating Systems, Ltd.	(27)	(859)
EI du Pont de Nemours & Co.	(10)	(557)
FMC Corp.	(20)	(971)

		(3,527)

COMMERCIAL SERVICES (-0.18%)
Aramark	(35)	(1,114)
Avis Budget Group, Inc.	(14)	(608)
Monro Muffler Brake, Inc.	(26)	(1,644)
Ritchie Bros. Auctioneers, Inc.	(29)	(784)

Description	Shares	Value (Note 2)

COMMERCIAL SERVICES (-0.18%) (continued)
Rollins, Inc.	(43)	$(1,247)

		(5,397)

COMPUTERS (-0.27%)
3D Systems Corp.	(26)	(342)
Electronics for Imaging, Inc.	(24)	(1,097)
Infosys, Ltd., Sponsored ADR	(100)	(1,691)
Super Micro Computer, Inc.	(36)	(960)
Unisys Corp.	(42)	(666)
VeriFone Systems, Inc.	(55)	(1,770)
Wipro, Ltd., ADR	(116)	(1,434)

		(7,960)

COSMETICS & PERSONAL CARE (-0.04%)
Colgate-Palmolive Co.	(18)	(1,224)

DISTRIBUTION & WHOLESALE (-0.06%)
LKQ Corp.	(29)	(912)
WW Grainger, Inc.	(4)	(915)

		(1,827)

DIVERSIFIED FINANCIAL SERVICES (-0.17%)
Credit Acceptance Corp.	(3)	(721)
Eaton Vance Corp.	(30)	(1,151)
Financial Engines, Inc.	(25)	(1,147)
LendingClub Corp.	(34)	(493)
LPL Financial Holdings, Inc.	(29)	(1,367)

		(4,879)

ELECTRIC (-0.02%)
Ormat Technologies, Inc.	(17)	(692)

ELECTRONICS (-0.14%)
Agilent Technologies, Inc.	(12)	(491)
Itron, Inc.	(38)	(1,225)
National Instruments Corp.	(52)	(1,506)
Trimble Navigation, Ltd.	(45)	(1,040)

		(4,262)

ENTERTAINMENT (-0.04%)
DreamWorks Animation SKG, Inc., Class A	(48)	(1,157)

FOOD (-0.35%)
B&G Foods, Inc.	(36)	(1,063)
Campbell Soup Co.	(12)	(592)
Flowers Foods, Inc.	(53)	(1,148)
McCormick & Co., Inc.	(15)	(1,230)
Mondelez International, Inc., Class A	(33)	(1,489)
Snyder’s-Lance, Inc.	(17)	(553)
The Fresh Market, Inc.	(22)	(671)
The Hain Celestial Group, Inc.	(19)	(1,292)
The JM Smucker Co.	(10)	(1,117)
TreeHouse Foods, Inc.	(14)	(1,147)

		(10,302)

FOREST PRODUCTS & PAPER (-0.02%)
Wausau Paper Corp.	(57)	(504)

Description	Shares	Value (Note 2)

HAND & MACHINE TOOLS (-0.03%)
Kennametal, Inc.	(28)	$(887)

HEALTHCARE - PRODUCTS (-0.20%)
Halyard Health, Inc.	(22)	(896)
Henry Schein, Inc.	(6)	(888)
IDEXX Laboratories, Inc.	(17)	(1,237)
Sirona Dental Systems, Inc.	(9)	(934)
West Pharmaceutical Services, Inc.	(30)	(1,796)

		(5,751)

HOME BUILDERS (-0.02%)
Lennar Corp., Class A	(13)	(689)

HOME FURNISHINGS (-0.03%)
Leggett & Platt, Inc.	(17)	(813)

HOUSEWARES (-0.09%)
The Clorox Co.	(12)	(1,343)
Tumi Holdings, Inc.	(69)	(1,328)

		(2,671)

INTERNET (-0.33%)
Cogent Communications Holdings, Inc.	(28)	(890)
Etsy, Inc.	(70)	(1,459)
HomeAway, Inc.	(29)	(871)
LinkedIn Corp., Class A	(4)	(813)
Netflix, Inc.	(7)	(800)
Pandora Media, Inc.	(69)	(1,209)
Shutterstock, Inc.	(7)	(374)
Twitter, Inc.	(13)	(403)
Wayfair, Inc., Class A	(37)	(1,381)
Yelp, Inc.	(16)	(422)
Zillow, Inc., Class A	(12)	(978)

		(9,600)

IRON & STEEL (-0.02%)
Vale SA, Sponsored ADR	(116)	(610)

LEISURE TIME (-0.03%)
Qunar Cayman Islands, Ltd., ADR	(22)	(919)

MACHINERY - DIVERSIFIED (-0.07%)
CNH Industrial NV	(75)	(673)
Deere & Co.	(14)	(1,324)

		(1,997)

METAL FABRICATE & HARDWARE (-0.02%)
Sun Hydraulics Corp.	(15)	(531)

MINING (-0.02%)
Goldcorp, Inc.	(31)	(412)
Teck Resources, Ltd., Class B	(40)	(293)

		(705)

MISCELLANEOUS MANUFACTURING (-0.07%)
Proto Labs, Inc.	(24)	(1,809)
Raven Industries, Inc.	(19)	(369)

		(2,178)

Description	Shares	Value (Note 2)

OIL & GAS (-0.33%)
Cabot Oil & Gas Corp.	(45)	$(1,177)
Chevron Corp.	(14)	(1,239)
Concho Resources, Inc.	(8)	(852)
Continental Resources, Inc.	(30)	(1,002)
CVR Energy, Inc.	(16)	(612)
Devon Energy Corp.	(24)	(1,186)
Diamond Offshore Drilling, Inc.	(48)	(1,054)
Matador Resources Co.	(33)	(727)
Noble Energy, Inc.	(31)	(1,092)
Oasis Petroleum, Inc.	(23)	(221)
Southwestern Energy Co.	(28)	(521)

		(9,683)

OIL & GAS SERVICES (-0.01%)
Bristow Group, Inc.	(5)	(225)

PACKAGING & CONTAINERS (-0.03%)
Bemis Co., Inc.	(22)	(981)

PHARMACEUTICALS (-0.07%)
Dexcom, Inc.	(12)	(1,016)
Diplomat Pharmacy, Inc.	(24)	(1,108)

		(2,124)

PIPELINES (-0.03%)
Spectra Energy Corp.	(30)	(908)

REAL ESTATE INVESTMENT TRUSTS (-0.29%)
Equinix, Inc.	(7)	(1,952)
HCP, Inc.	(36)	(1,391)
Health Care REIT, Inc.	(17)	(1,179)
Omega Healthcare Investors, Inc.	(21)	(762)
Plum Creek Timber Co., Inc.	(28)	(1,148)
Realty Income Corp.	(31)	(1,497)
Rouse Properties, Inc.	(29)	(511)

		(8,440)

RETAIL (-0.74%)
Bob Evans Farms, Inc.	(30)	(1,498)
Buffalo Wild Wings, Inc.	(8)	(1,565)
Cabela’s, Inc.	(25)	(1,111)
CarMax, Inc.	(24)	(1,548)
Chipotle Mexican Grill, Inc.	(2)	(1,484)
Dunkin’ Brands Group, Inc.	(17)	(916)
Krispy Kreme Doughnuts, Inc.	(87)	(1,622)
L Brands, Inc.	(10)	(807)
Mattress Firm Holding Corp.	(23)	(1,423)
Pier 1 Imports, Inc.	(74)	(874)
PriceSmart, Inc.	(12)	(1,163)
Restoration Hardware Holdings, Inc.	(16)	(1,623)
Texas Roadhouse, Inc.	(46)	(1,812)
The Cheesecake Factory, Inc.	(30)	(1,732)
The Wendy’s Co.	(165)	(1,693)
Yum! Brands, Inc.	(11)	(965)

		(21,836)

SAVINGS & LOANS (-0.11%)
Astoria Financial Corp.	(76)	(1,149)

Description	Shares	Value (Note 2)

SAVINGS & LOANS (-0.11%) (continued)
First Niagara Financial Group, Inc.	(76)	$(738)
New York Community Bancorp, Inc.	(76)	(1,446)

		(3,333)

SEMICONDUCTORS (-0.04%)
Ambarella, Inc.	(6)	(695)
Cirrus Logic, Inc.	(17)	(561)

		(1,256)

SOFTWARE (-0.59%)
Acxiom Corp.	(47)	(842)
Aspen Technology, Inc.	(21)	(932)
athenahealth, Inc.	(12)	(1,680)
Blackbaud, Inc.	(50)	(3,058)
Cerner Corp.	(9)	(646)
Medidata Solutions, Inc.	(23)	(1,237)
NetSuite, Inc.	(13)	(1,285)
Proofpoint, Inc.	(18)	(1,165)
Rackspace Hosting, Inc.	(46)	(1,565)
Synchronoss Technologies, Inc.	(30)	(1,434)
The Ultimate Software Group, Inc.	(7)	(1,289)
Verint Systems, Inc.	(23)	(1,339)
Workday, Inc., Class A	(12)	(1,012)

		(17,484)

STORAGE & WAREHOUSING (-0.03%)
Mobile Mini, Inc.	(23)	(854)

TELECOMMUNICATIONS (-0.26%)
Arista Networks, Inc.	(18)	(1,520)
CenturyLink, Inc.	(27)	(772)
Finisar Corp.	(82)	(1,428)
Frontier Communications Corp.	(156)	(736)
Sprint Corp.	(302)	(1,018)
Telefonica SA, Sponsored ADR	(77)	(1,177)
ViaSat, Inc.	(17)	(1,054)

		(7,705)

TOYS, GAMES & HOBBIES (-0.04%)
Mattel, Inc.	(44)	(1,021)

TRANSPORTATION (-0.16%)
Heartland Express, Inc.	(31)	(661)
JB Hunt Transport Services, Inc.	(15)	(1,262)
Knight Transportation, Inc.	(22)	(595)
Old Dominion Freight Line, Inc.	(10)	(731)
Ryder System, Inc.	(7)	(634)
XPO Logistics, Inc.	(16)	(694)

		(4,577)

TOTAL COMMON STOCKS (Proceeds $167,825)		(174,771)

TOTAL SECURITIES SOLD SHORT (Proceeds $167,825)		$(174,771)

(a)

Security position either entirely or partially held in a segregated account as collateral for securities sold short, futures contracts, and total return swap contracts. Aggregate total market value of $106,586.

(b)	Non-income producing security.
(c)	Less than 0.005%.
(d)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(e)	Includes cash which is being held as collateral for securities sold short and total return swap contracts.

FUTURES CONTRACTS

At July 31, 2015, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation
Foreign Currency Contracts
Euro FX Currency Future	Short	1	09/15/2015	$137,138	$4,490

				$137,138	$4,490

TOTAL RETURN SWAP CONTRACTS*

Counterparty	Reference Obligation	Notional Amount	Rate Paid by the Fund	Termination Date	Unrealized Appreciation
Morgan Stanley	Impala Segregated Portfolio(a)	$267,179	1-Month LIBOR BBA	03/20/2019	$2,331
Morgan Stanley	Melchior Segregated Portfolio(b)	333,874	1-Month LIBOR BBA	03/20/2019	2,888
Morgan Stanley	Trilogy Segregated Portfolio(c)	686,799	1-Month LIBOR BBA	09/02/2015	4,305

		$1,287,852			$9,524

*

The Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligation plus the rate paid by the Fund.

(a)

European equity long/short strategy that employs a flexible, low-net strategy (0% to 50%), and long exposure will vary between 60% and 100%. The portfolio is primarily comprised of large and mid-cap stocks listed on European exchanges.

(b)

Global equity long/short strategy that uses a long-biased strategy that is focused on cyclical sectors. The strategy has a net exposure that ranges between 50% and 80%, and long exposure varies between 80% and 100%. The strategy is comprised of large cap stocks listed on exchanges of developed and emerging market countries.

(c)

Absolute return, long volatility options strategy. The strategy employs three underlying strategies with most of the exposure to a collared equity strategy. The strategy purchases a basket of large cap stocks, sell out-of-the-money call options, and buy out-of-the-money put options. The strategy also employs an options income strategy that involves selling short duration, near-the-money call spreads and put spreads.

Common Abbreviations:

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AQR - AQR Capital Management LLC.

BBA - British Bankers Association.

EMU - European Economic and Monetary Union.

ETF - Exchange Traded Fund.

FPA - First Pacific Advisors LLC.

FX - Foreign Exchange.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

Ltd. - Limited.

MSCI - Morgan Stanley Capital International.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PIMCO - Pacific Investment Management Company.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

S&P - Standard & Poor’s.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SPDR - Standard & Poor’s Depositary Receipt.

See Notes to Quarterly Schedule of Investments.

REDMONT RESOLUTE FUND II

SCHEDULE OF INVESTMENTS

July 31, 2015 (Unaudited)

Description	Shares	Value (Note 2)

COMMON STOCKS (14.19%)
ADVERTISING (0.05%)
Omnicom Group, Inc.(a)	4,607	$336,680
The Interpublic Group of Companies, Inc.	140	2,982

		339,662

AEROSPACE & DEFENSE (0.52%)
Airbus Group SE	869	61,653
Cubic Corp.	3,220	142,871
General Dynamics Corp.	3,435	512,193
Harris Corp.(a)	6,141	509,335
IHI Corp.	9,000	35,801
L-3 Communications Holdings, Inc.	141	16,280
Lockheed Martin Corp.(a)	3,220	666,862
Northrop Grumman Corp.(a)	3,005	519,895
Raytheon Co.(a)	3,813	415,960
Safran SA	1,272	96,196
The Boeing Co.(a)	1,738	250,567
United Technologies Corp.(a)	2,970	297,921

		3,525,534

AGRICULTURE (0.11%)
Altria Group, Inc.	899	48,887
Archer-Daniels-Midland Co.	1,821	86,352
British American Tobacco PLC	3,147	186,801
Imperial Tobacco Group PLC	3,837	201,633
Japan Tobacco, Inc.	1,100	42,723
Philip Morris International, Inc.	1,759	150,447
Reynolds American, Inc.	668	57,308

		774,151

AIRLINES (0.06%)
American Airlines Group, Inc.	151	6,055
Delta Air Lines, Inc.	7,745	343,413
Southwest Airlines Co.	680	24,616

		374,084

APPAREL (0.07%)
adidas AG	1,857	151,878
Burberry Group PLC	4,996	125,534
Christian Dior SE	334	69,237
Michael Kors Holdings, Ltd.(b)	94	3,947
NIKE, Inc., Class B	799	92,061

		442,657

AUTO MANUFACTURERS (0.23%)
Bayerische Motoren Werke AG	1,521	152,511
Fiat Chrysler Auto NV(b)	3,983	62,553
Fuji Heavy Industries, Ltd.	4,900	181,276
Honda Motor Co., Ltd.	8,600	276,142
Isuzu Motors, Ltd.	7,500	103,966
Mazda Motor Corp.	3,200	62,885

Description	Shares	Value (Note 2)

AUTO MANUFACTURERS (0.23%) (continued)
Mitsubishi Motors Corp.	4,200	$35,753
PACCAR, Inc.	110	7,132
Suzuki Motor Corp.	2,500	87,153
Toyota Motor Corp.	8,800	586,004

		1,555,375

AUTO PARTS & EQUIPMENT (0.17%)
Bridgestone Corp.	3,800	143,433
Continental AG	448	100,150
Delphi Automotive PLC	1,152	89,948
GKN PLC	10,285	51,156
Koito Manufacturing Co., Ltd.	1,900	74,737
Lear Corp.	2,450	254,972
NHK Spring Co., Ltd.	10,100	107,165
Pirelli & C. SpA	1,322	21,923
Stanley Electric Co., Ltd.	1,300	27,797
Tenneco, Inc.(b)	5,063	252,188

		1,123,469

BANKS (1.38%)
Banco Santander SA	30,752	212,232
Bank of America Corp.(a)	20,120	359,746
BB&T Corp.(a)	13,407	539,900
BNP Paribas SA	3,650	237,751
Capital One Financial Corp.(a)	7,934	645,034
Citigroup, Inc.(a)	12,093	706,957
Comerica, Inc.	3,284	155,760
Commerzbank AG(b)	8,131	105,239
Danske Bank A/S(b)	5,240	163,643
DnB ASA	5,890	96,046
Fifth Third Bancorp(a)	32,119	676,747
Fukuoka Financial Group, Inc.	1,000	5,148
Hokuhoku Financial Group, Inc.	51,000	120,571
HSBC Holdings PLC	40,963	370,834
Huntington Bancshares, Inc.(a)	19,827	231,381
Intesa Sanpaolo SpA	41,809	139,679
JPMorgan Chase & Co.(a)	11,324	776,034
Mitsubishi UFJ Financial Group, Inc.	44,700	324,606
Mizuho Financial Group, Inc.	36,800	79,547
Natixis SA	18,262	134,196
Regions Financial Corp.(a)	36,264	376,783
Shinsei Bank, Ltd.	57,000	124,638
State Street Corp.(a)	4,071	311,676
Sumitomo Mitsui Financial Group, Inc.	2,300	102,886
Sumitomo Mitsui Trust Holdings, Inc.	37,000	171,901
SunTrust Banks, Inc.(a)	4,743	210,305
The Bank of Yokohama, Ltd.	22,000	139,915
The Chiba Bank, Ltd.	7,000	55,860
The Chugoku Bank, Ltd.	1,100	17,201
The Goldman Sachs Group, Inc.(a)	2,489	510,419
The PNC Financial Services Group, Inc.(a)	2,982	292,773
Wells Fargo & Co.(a)	16,104	931,938

		9,327,346

Description	Shares	Value (Note 2)

BEVERAGES (0.16%)
Anheuser-Busch InBev NV	117	$13,922
Asahi Group Holdings, Ltd.	4,000	134,167
Carlsberg A/S, Class B	1,533	133,562
Coca-Cola Enterprises, Inc.	596	30,444
Constellation Brands, Inc., Class A(a)	1,202	144,264
Heineken Holding NV	1,897	131,753
Heineken NV	1,939	152,771
Kirin Holdings Co., Ltd.	7,500	115,524
Monster Beverage Corp.(b)	194	29,789
PepsiCo, Inc.	2,177	209,754

		1,095,950

BIOTECHNOLOGY (0.17%)
Amgen, Inc.	1,622	286,429
Celgene Corp.(b)	657	86,231
Gilead Sciences, Inc.	6,351	748,529

		1,121,189

BUILDING MATERIALS (0.12%)
Asahi Glass Co., Ltd.	10,000	58,660
Daikin Industries, Ltd.	2,400	155,307
LafargeHolcim, Ltd.	1,971	137,274
Masco Corp.	18,295	482,805

		834,046

CHEMICALS (0.33%)
Air Liquide SA	1,479	192,562
Air Water, Inc.	2,000	34,728
Akzo Nobel NV	912	65,315
Asahi Kasei Corp.	9,000	68,421
BASF SE	105	9,058
CF Industries Holdings, Inc.	165	9,768
Daicel Corp.	7,500	101,787
EI du Pont de Nemours & Co.	2,062	114,977
Hitachi Chemical Co., Ltd.	900	15,940
Huntsman Corp.	4,333	82,327
Johnson Matthey PLC	2,885	131,331
Kaneka Corp.	3,000	21,665
Kansai Paint Co., Ltd.	2,000	32,582
Kuraray Co., Ltd.	2,000	23,593
Lonza Group AG	592	85,832
LyondellBasell Industries NV, Class A	1,152	108,092
Mitsubishi Gas Chemical Co., Inc.	1,000	5,551
Mitsui Chemicals, Inc.	7,000	26,264
Shin-Etsu Chemical Co., Ltd.	2,300	137,646
The Dow Chemical Co.	1,591	74,872
The Mosaic Co.	7,431	319,087
The Valspar Corp.	6,543	544,901

		2,206,299

COAL (0.00%)(c)
Cloud Peak Energy, Inc.(b)	6,670	21,211

Description	Shares	Value (Note 2)

COMMERCIAL SERVICES (0.56%)
Adecco SA	1,770	$147,729
Automatic Data Processing, Inc.	93	7,419
Benesse Holdings, Inc.	2,200	59,378
Bunzl PLC	3,884	111,240
Cintas Corp.	345	29,497
Dai Nippon Printing Co., Ltd.	11,000	122,217
Equifax, Inc.(a)	4,082	416,895
EVERTEC, Inc.	6,847	128,861
Global Payments, Inc.	1,555	174,300
H&R Block, Inc.	12,759	424,747
ManpowerGroup, Inc.(a)	4,692	424,532
Moody’s Corp.(a)	3,345	369,388
New Oriental Education & Technology Group, Inc., Sponsored ADR(b)	2,875	64,400
PayPal Holdings, Inc.(b)	3,408	131,890
Robert Half International, Inc.(a)	5,755	316,698
Secom Co., Ltd.	1,400	94,414
Total System Services, Inc.	7,396	341,843
Towers Watson & Co., Class A(a)	3,306	419,135
United Rentals, Inc.(b)	84	5,627

		3,790,210

COMPUTERS (0.62%)
Accenture PLC, Class A	1,772	182,711
Amdocs, Ltd.(a)	5,810	340,757
Apple, Inc.	12,262	1,487,381
Brocade Communications Systems, Inc.(a)	43,909	450,506
Computer Sciences Corp.	630	41,221
EMC Corp.(a)	14,251	383,209
Fujitsu, Ltd.	23,000	120,739
Hewlett-Packard Co.	14,660	447,423
International Business Machines Corp.	240	38,878
Itochu Techno-Solutions Corp.	800	18,700
Seagate Technology PLC	6,009	304,055
Western Digital Corp.(a)	4,694	403,966

		4,219,546

CONTAINERS & PACKAGING (0.07%)
WestRock Co.(b)	7,194	453,654

COSMETICS & PERSONAL CARE (0.06%)
Kao Corp.	2,000	101,521
L’Oreal SA	65	12,161
Svenska Cellulosa AB SCA, Class B	5,685	161,849
The Procter & Gamble Co.	1,281	98,253

		373,784

DISTRIBUTION & WHOLESALE (0.07%)
Arrow Electronics, Inc.(a)(b)	3,148	183,056
ITOCHU Corp.	14,700	180,407
Marubeni Corp.	14,400	80,171
Mitsubishi Corp.	200	4,324

Description	Shares	Value (Note 2)

DISTRIBUTION & WHOLESALE (0.07%) (continued)
Mtsui & Co., Ltd.	300	$3,901

		451,859

DIVERSIFIED FINANCIAL SERVICES (0.55%)
Aberdeen Asset Management PLC	18,418	104,695
Affiliated Managers Group, Inc.(b)	241	50,104
Alliance Data Systems Corp.(b)	498	136,970
Ally Financial, Inc.(b)	11,910	271,191
Ameriprise Financial, Inc.	1,342	168,649
CME Group, Inc.	1,099	105,548
Daiwa Securities Group, Inc.	20,000	155,517
Discover Financial Services(a)	9,962	555,979
Franklin Resources, Inc.	1,730	78,801
Intercontinental Exchange, Inc.	104	23,716
Legg Mason, Inc.	1,566	77,266
Navient Corp.	18,308	287,436
Nomura Holdings, Inc.	10,200	72,540
ORIX Corp.	12,300	183,902
Outerwall, Inc.	3,647	258,281
Raymond James Financial, Inc.(a)	4,191	247,269
SLM Corp.(b)	24,752	225,986
TD Ameritrade Holding Corp.(a)	5,945	218,360
The Charles Schwab Corp.(a)	6,707	233,940
The NASDAQ OMX Group, Inc.	2,169	110,684
Visa, Inc., Class A	1,911	143,975

		3,710,809

ELECTRIC (0.22%)
AES Corp.	25,714	329,139
Chubu Electric Power Co., Inc.	6,200	105,305
Consolidated Edison, Inc.	343	21,811
E.ON SE	11,051	145,763
EDP - Energias de Portugal SA	34,789	128,681
Electric Power Development Co., Ltd.	900	31,117
Endesa SA	1,067	22,429
Engie	6,505	124,915
Entergy Corp.	252	17,897
Exelon Corp.	3,099	99,447
Hokuriku Electric Power Co.	4,100	63,087
Iberdrola SA	26,202	184,859
PG&E Corp.	553	29,038
Public Service Enterprise Group, Inc.	120	5,000
RWE AG	895	18,627
The Chugoku Electric Power Co., Inc.	8,100	121,237
The Kansai Electric Power Co., Inc.(b)	1,100	14,929
Tohoku Electric Power Co., Inc.	800	11,742
WEC Energy Group, Inc.	909	44,541

		1,519,564

ELECTRICAL COMPONENTS & EQUIPMENT (0.03%)
Brother Industries, Ltd.	500	6,915
Emerson Electric Co.	1,519	78,608

Description	Shares	Value (Note 2)

ELECTRICAL COMPONENTS & EQUIPMENT (0.03%) (continued)
Hitachi, Ltd.	18,000	$116,829

		202,352

ELECTRONICS (0.27%)
Agilent Technologies, Inc.	1,956	80,098
Avnet, Inc.	2,142	89,386
Corning, Inc.	1,457	27,217
Flextronics International, Ltd.(a)(b)	24,980	275,030
Hirose Elect Co., Ltd.	400	47,864
Hitachi High-Technologies Corp.	1,000	23,359
Honeywell International, Inc.(a)	2,566	269,558
Hoya Corp.	2,600	110,096
Ibiden Co., Ltd.	4,200	69,574
Jabil Circuit, Inc.(a)	17,678	357,979
Minebea Co., Ltd.	7,000	109,743
Murata Manufacturing Co., Ltd.	1,300	193,004
TE Connectivity, Ltd.	2,805	170,881

		1,823,789

ENGINEERING & CONSTRUCTION (0.07%)
ACS Actividades de Construccion y Servicios SA	3,606	120,987
Aeroports de Paris	1,073	128,684
Bouygues SA	3,331	122,241
Ferrovial SA	1,415	34,406
Kajima Corp.	8,000	39,763

		446,081

ENTERTAINMENT (0.04%)
Six Flags Entertainment Corp.	2,875	134,090
William Hill PLC	20,614	130,345

		264,435

ENVIRONMENTAL CONTROL (0.01%)
Republic Services, Inc.	955	40,616

FOOD (0.20%)
Aryzta AG	778	39,508
Associated British Foods PLC	900	45,313
CALBEE, Inc.	2,700	120,474
Carrefour SA	966	33,159
General Mills, Inc.	515	29,978
Kellogg Co.	821	54,325
Koninklijke Ahold NV	7,879	156,838
Nestle SA	3,003	227,486
Nissin Foods Holdings Co., Ltd.	2,200	99,229
Seven & I Holdings Co., Ltd.	300	13,856
The Kroger Co.	2,013	78,990
Tyson Foods, Inc., Class A(a)	10,531	467,050
Whole Foods Market, Inc.	265	9,646

		1,375,852

Description	Shares	Value (Note 2)

FOOD SERVICE (0.02%)
Compass Group PLC	9,366	$149,921

FOREST PRODUCTS & PAPER (0.03%)
International Paper Co.	1,031	49,354
UPM-Kymmene OYJ	7,032	129,745

		179,099

GAS (0.02%)
AGL Resources, Inc.	894	42,984
Gas Natural SDG SA	4,930	107,123

		150,107

HAND & MACHINE TOOLS (0.13%)
Fuji Electric Holdings Co., Ltd.	27,000	111,760
Makita Corp.	1,400	77,379
Schindler Holding AG	757	122,994
Schindler Holding AG, Participation Certificates	789	127,132
SMC Corp.	300	76,153
Stanley Black & Decker, Inc.	3,701	390,418

		905,836

HEALTHCARE - PRODUCTS (0.17%)
Edwards Lifesciences Corp.(b)	937	142,574
Intuitive Surgical, Inc.(b)	44	23,459
Medtronic PLC	5,737	449,723
Sonova Holding AG	852	121,324
St Jude Medical, Inc.	263	19,415
Zimmer Biomet Holdings, Inc.(a)	3,938	409,828

		1,166,323

HEALTHCARE - SERVICES (0.29%)
Aetna, Inc.	315	35,586
Anthem, Inc.	2,585	398,788
Cigna Corp.	2,689	387,377
HCA Holdings, Inc.(b)	315	29,298
ICON PLC(b)	3,905	315,524
Laboratory Corp. of America Holdings(b)	3,218	409,619
MEDNAX, Inc.(b)	4,006	339,068
UnitedHealth Group, Inc.	668	81,095

		1,996,355

HOME BUILDERS (0.03%)
Daiwa House Industry Co., Ltd.	2,300	57,298
Iida Group Holdings Co., Ltd.	7,100	124,659
Sekisui Chemical Co., Ltd.	5,000	55,553

		237,510

HOME FURNISHINGS (0.03%)
Leggett & Platt, Inc.	652	31,172
Panasonic Corp.	16,600	195,152
Sony Corp.(b)	400	11,403

		237,727

Description	Shares	Value (Note 2)

HOUSEHOLD PRODUCTS & WARES (0.02%)
Henkel AG & Co. KGaA	1,026	$103,587

HOUSEWARES (0.17%)
Avery Dennison Corp.(a)	7,731	470,431
Kimberly-Clark Corp.	1,354	155,669
Newell Rubbermaid, Inc.(a)	10,453	452,406
The Clorox Co.	376	42,090

		1,120,596

INSURANCE (1.10%)
ACE, Ltd.(a)	4,488	488,160
Admiral Group PLC	386	8,927
Aflac, Inc.	1,334	85,443
Alleghany Corp.(b)	633	307,720
Allianz SE	1,355	221,880
American International Group, Inc.	6,556	420,371
Aon PLC	4,640	467,573
Aviva PLC	18,462	149,922
AXA SA	4,883	128,706
Baloise Holding AG	1,084	138,206
Berkshire Hathaway, Inc., Class B(a)(b)	4,507	643,329
Direct Line Insurance Group PLC	6,353	36,302
Legal & General Group PLC	38,485	156,681
MetLife, Inc.(a)	7,942	442,687
MS&AD Insurance Group Holdings, Inc.	2,100	66,202
Principal Financial Group, Inc.	156	8,660
Prudential Financial, Inc.	2,792	246,701
Reinsurance Group of America, Inc.(a)	1,634	157,714
Swiss Re AG	1,895	170,615
The Allstate Corp.(a)	8,481	584,765
The Dai-ichi Life Insurance Co., Ltd.	9,100	185,179
The Progressive Corp.	3,107	94,763
The Travelers Companies, Inc.(a)	2,906	308,385
Tokio Marine Holdings, Inc.	5,200	216,710
Torchmark Corp.(a)	3,663	225,677
Unum Group	10,778	386,284
Validus Holdings, Ltd.	3,153	146,142
WR Berkley Corp.	8,186	456,124
XL Group PLC	13,409	509,810

		7,459,638

INTERNET (0.37%)
Amazon.com, Inc.(b)	201	107,766
Baidu, Inc., Sponsored ADR(b)	636	109,812
CDW Corp.	8,249	296,387
eBay, Inc.(b)	9,263	260,476
Expedia, Inc.(a)	2,691	326,795
F5 Networks, Inc.(b)	628	84,240
Facebook, Inc., Class A(b)	1,409	132,460
Google, Inc., Class A(b)	707	464,852
Google, Inc., Class C(b)	340	212,707
Kakaku.com, Inc.	2,000	31,839
Mixi, Inc.	200	8,666

Description	Shares	Value (Note 2)

INTERNET (0.37%) (continued)
Netflix, Inc.(b)	84	$9,602
Nexon Co., Ltd.	4,300	59,017
Phoenix New Media, Ltd., ADR(b)	13,207	88,223
Qihoo 360 Technology Co., Ltd., ADR(b)	1,977	122,594
Symantec Corp.	1,234	28,061
The Priceline Group, Inc.(b)	18	22,384
VeriSign, Inc.(b)	225	15,961
Yahoo!, Inc.(b)	3,898	142,940

		2,524,782

INVESTMENT COMPANIES (0.04%)
EXOR SpA	2,717	136,844
Investor AB, Class B	3,931	151,694

		288,538

IRON & STEEL (0.03%)
Hitachi Metals, Ltd.	300	4,466
JFE Holdings, Inc.	1,400	26,269
Kobe Steel, Ltd.	44,000	68,165
Nippon Steel & Sumitomo Metal Corp.	42,000	99,328

		198,228

LEISURE TIME (0.02%)
Carnival PLC	1,884	104,505

LODGING (0.01%)
Civeo Corp.	11,307	24,197
Wyndham Worldwide Corp.	201	16,586

		40,783

MACHINERY - CONSTRUCTION & MINING (0.07%)
ABB, Ltd.	9,029	183,421
Caterpillar, Inc.	898	70,610
Hitachi Construction Machinery Co., Ltd.	6,900	114,967
Mitsubishi Electric Corp.	10,000	107,597

		476,595

MACHINERY - DIVERSIFIED (0.06%)
FANUC Corp.	300	50,059
Hollysys Automation Technologies, Ltd.	5,277	112,295
Kawasaki Heavy Industries, Ltd.	29,000	127,293
Mitsubishi Heavy Industries, Ltd.	2,000	10,589
Nabtesco Corp.	1,000	22,003
Rockwell Automation, Inc.	261	30,480
Sumitomo Heavy Industries, Ltd.	13,000	65,663

		418,382

MEDIA (0.54%)
CBS Corp., Class B(a)	3,543	189,444
Comcast Corp., Class A(a)	12,733	794,667
Discovery Communications, Inc., Class C(b)	722	21,877
Liberty Broadband Corp., Class C(a)(b)	1,580	84,577
Liberty Global PLC LiLAC, Class C(b)	638	27,147

Description	Shares	Value (Note 2)

MEDIA (0.54%) (continued)
Liberty Global PLC, Class C(b)	13,510	$663,881
Liberty Media Corp., Class A(a)(b)	2,613	98,771
Liberty Media Corp., Class C(a)(b)	3,986	150,272
Starz, Class A(b)	2,391	96,716
TEGNA, Inc.	6,806	198,259
The Walt Disney Co.	1,195	143,400
Time Warner Cable, Inc.	448	85,124
Time Warner, Inc.	439	38,650
Time, Inc.(a)	3,463	77,294
Tribune Media Co., Class A	4,265	215,340
Twenty-First Century Fox, Inc., Class A	9,250	319,033
Viacom, Inc., Class B(a)	5,237	298,509
Vivendi SA	6,580	172,966

		3,675,927

MINING (0.03%)
Barrick Gold Corp.	18,680	131,881
BHP Billiton PLC	4,000	73,866

		205,747

MISCELLANEOUS MANUFACTURING (0.38%)
3M Co.	893	135,147
Carlisle Companies, Inc.(a)	2,886	292,236
Crane Co.	2,574	136,937
Danaher Corp.(a)	6,262	573,349
Dover Corp.	944	60,482
FUJIFILM Holdings Corp.	4,700	186,563
General Electric Co.	2,741	71,540
Illinois Tool Works, Inc.	912	81,597
Ingersoll-Rand PLC	9,620	590,668
Nikon Corp.	3,300	39,248
Parker-Hannifin Corp.	518	58,404
Textron, Inc.(a)	8,689	379,709

		2,605,880

OFFICE & BUSINESS EQUIPMENT (0.04%)
Canon, Inc.	7,100	227,549
Pitney Bowes, Inc.	497	10,397
Seiko Epson Corp.	900	15,925

		253,871

OIL & GAS (1.05%)
Anadarko Petroleum Corp.	4,904	364,612
Apache Corp.	164	7,521
BP PLC	44,772	276,492
Canadian Natural Resources, Ltd.(a)	9,729	237,193
Chesapeake Energy Corp.	1,595	13,813
Chevron Corp.	2,023	178,995
Diamondback Energy, Inc.(b)	9,746	655,906
Energen Corp.(a)	7,113	392,638
Ensco PLC, Class A	763	12,651
EOG Resources, Inc.	6,383	492,704
EQT Corp.	2,385	183,287
Exxon Mobil Corp.	8,737	692,058

Description	Shares	Value (Note 2)

OIL & GAS (1.05%) (continued)
Galp Energia SGPS SA	1,741	$20,172
Hess Corp.	1,408	83,086
Idemitsu Kosan Co., Ltd.	3,300	60,736
Inpex Corp.	12,900	140,569
Kosmos Energy, Ltd.(b)	19,517	140,522
Marathon Oil Corp.	3,912	82,191
Marathon Petroleum Corp.	7,213	394,335
Neste OYJ	4,969	138,122
Occidental Petroleum Corp.	7,614	534,503
Parsley Energy, Inc., Class A(b)	33,765	488,242
Phillips 66	6,947	552,287
QEP Resources, Inc.	14,746	204,675
Rice Energy, Inc.(a)(b)	8,457	152,649
Royal Dutch Shell PLC, Class A	1,286	36,952
Royal Dutch Shell PLC, Class B	2,282	66,302
RSP Permian, Inc.(b)	12,919	320,391
Tesoro Corp.	513	49,935
TOTAL SA	539	26,682
Transocean, Ltd.	1,917	25,419
Valero Energy Corp.	1,226	80,426

		7,106,066

OIL & GAS SERVICES (0.05%)
Baker Hughes, Inc.	1,482	86,178
Cameron International Corp.(b)	503	25,382
FMC Technologies, Inc.(b)	784	25,684
Saipem SpA(b)	7,531	65,671
Schlumberger, Ltd.	1,477	122,325

		325,240

PACKAGING & CONTAINERS (0.27%)
Berry Plastics Group, Inc.(b)	13,084	426,015
Crown Holdings, Inc.(a)(b)	8,558	440,822
Graphic Packaging Holding Co.(a)	46,388	700,459
Packaging Corp. of America	3,295	233,253

		1,800,549

PHARMACEUTICALS (1.08%)
AbbVie, Inc.	8,338	583,743
Alfresa Holdings Corp.	7,900	132,522
AmerisourceBergen Corp.	838	88,619
Astellas Pharma, Inc.	1,400	21,090
Bayer AG	2,027	298,973
Cardinal Health, Inc.(a)	4,130	350,967
Daiichi Sankyo Co., Ltd.	3,100	63,508
Eisai Co., Ltd.	1,600	104,506
Express Scripts Holding Co.(a)(b)	7,140	643,100
GlaxoSmithKline PLC	1,194	26,030
Hisamitsu Pharmaceutical Co., Inc.	3,100	112,809
Johnson & Johnson	8,885	890,366
McKesson Corp.(a)	1,524	336,149
Medipal Holdings Corp.	1,900	33,850
Merck & Co., Inc.	10,455	616,427
Mitsubishi Tanabe Pharma Corp.	900	15,003

Description	Shares	Value (Note 2)

PHARMACEUTICALS (1.08%) (continued)
Novartis AG	2,089	$217,050
Novartis AG, Sponsored ADR	1,600	166,000
Novo Nordisk A/S, Class B	4,942	289,763
Omnicare, Inc.	1,523	147,503
Pfizer, Inc.	24,118	869,695
Roche Holding AG	581	167,812
Sanofi	474	51,000
Shionogi & Co.	400	15,960
Shire PLC	2,349	208,361
Shire PLC, ADR	837	223,320
Sumitomo Dainippon Pharma Co., Ltd.	10,800	129,232
Takeda Pharmaceutical Co., Ltd.	700	35,244
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	5,841	403,146
UCB SA	599	46,352
Zoetis, Inc.	98	4,800

		7,292,900

REAL ESTATE (0.05%)
CBRE Group, Inc., Class A(b)	921	34,970
Daito Trust Construction Co., Ltd.	1,200	126,792
Mitsubishi Estate Co., Ltd.	9,000	200,065

		361,827

REAL ESTATE INVESTMENT TRUSTS (0.14%)
American Capital Agency Corp.	6,270	120,760
American Homes 4 Rent, Class A	6,633	109,776
American Residential Properties, Inc.	5,397	99,845
AvalonBay Communities, Inc.	151	26,023
Boston Properties, Inc.(a)	954	117,609
Equity Residential	521	38,976
General Growth Properties, Inc.	941	25,539
Host Hotels & Resorts, Inc.	11,054	214,227
LaSalle Hotel Properties	1,989	66,174
Public Storage	335	68,735
Sunstone Hotel Investors, Inc.	6,548	92,130

		979,794

RETAIL (0.47%)
Aeon Co., Ltd.	4,500	68,861
Best Buy Co., Inc.	532	17,178
Chipotle Mexican Grill, Inc.(b)	60	44,534
CVS Health Corp.(a)	5,150	579,221
Darden Restaurants, Inc.	67	4,942
Dollar General Corp.	337	27,085
FamilyMart Co., Ltd.	600	29,047
Fast Retailing Co., Ltd.	400	198,072
J Front Retailing Co., Ltd.	3,300	62,120
L Brands, Inc.	450	36,324
Lowe’s Companies, Inc.	1,475	102,306
Macy’s, Inc.(a)	3,990	275,549
O’Reilly Automotive, Inc.(b)	504	121,116
Pandora A/S(b)	1,267	142,459
PVH Corp.	520	60,341
Shimamura Co., Ltd.	300	30,984

Description	Shares	Value (Note 2)

RETAIL (0.47%) (continued)
Staples, Inc.	910	$13,386
Starbucks Corp.	3,015	174,659
Target Corp.	5,939	486,107
The Gap, Inc.	7,924	289,068
The Home Depot, Inc.	961	112,466
The TJX Companies, Inc.	604	42,171
Wal-Mart Stores, Inc.	3,345	240,773

		3,158,769

SAVINGS & LOANS (0.04%)
Investors Bancorp, Inc.	21,189	258,082

SEMICONDUCTORS (0.27%)
Advantest Corp.	1,800	15,758
ARM Holdings PLC	9,406	147,917
ASML Holding NV	461	45,890
Avago Technologies, Ltd.	2,276	284,819
Intel Corp.	3,819	110,560
Micron Technology, Inc.(b)	589	10,902
NXP Semiconductors NV(b)	5,101	494,746
ON Semiconductor Corp.(a)(b)	24,866	264,077
Texas Instruments, Inc.(a)	9,174	458,517

		1,833,186

SHIPBUILDING (0.05%)
Huntington Ingalls Industries, Inc.(a)	2,920	342,837

SOFTWARE (0.40%)
Activision Blizzard, Inc.	9,098	234,637
Amadeus IT Holding SA, Class A	3,266	142,435
Electronic Arts, Inc.(b)	447	31,983
Fidelity National Information Services, Inc.	4,777	312,559
GungHo Online Entertainment, Inc.	1,200	3,989
Intuit, Inc.	1,636	173,040
Microsoft Corp.(a)	23,050	1,076,435
NetEase, Inc., ADR(a)	850	117,836
Oracle Corp.(a)	14,483	578,451
salesforce.com, Inc.(b)	184	13,487
The Dun & Bradstreet Corp.	189	23,582

		2,708,434

TELECOMMUNICATIONS (0.43%)
AT&T, Inc.	234	8,129
BT Group PLC	29,412	213,328
CenturyLink, Inc.	2,210	63,206
Cisco Systems, Inc.(a)	16,106	457,733
Deutsche Telekom AG	11,208	202,486
Eutelsat Communications SA	3,939	120,047
Hikari Tsushin, Inc.	900	62,888
Juniper Networks, Inc.	365	10,373
KDDI Corp.	2,200	55,925
Motorola Solutions, Inc.	3,684	221,629

Description	Shares	Value (Note 2)

TELECOMMUNICATIONS (0.43%) (continued)
Nippon Telegraph & Telephone Corp.	6,000	$230,613
NTT DOCOMO, Inc.	11,700	246,820
Orange SA	3,984	65,347
Proximus	2,648	99,721
SoftBank Corp.	1,800	99,938
Swisscom AG	251	145,982
Verizon Communications, Inc.	12,744	596,292
Vodafone Group PLC	4,596	17,358

		2,917,815

TEXTILES (0.00%)(c)
Mohawk Industries, Inc.(b)	49	9,878

TRANSPORTATION (0.15%)
AP Moeller-Maersk A/S, Class A(b)	72	118,890
AP Moeller-Maersk A/S, Class B(b)	75	127,707
Central Japan Railway Co.	1,200	210,304
CH Robinson Worldwide, Inc.	283	19,852
DSV A/S	734	25,083
East Japan Railway Co.	600	59,305
FedEx Corp.	391	67,025
Hankyu Hanshin Holdings	24,000	151,822
Nippon Yusen Kabushiki Kaisha	4,000	10,941
Union Pacific Corp.	1,094	106,763
United Parcel Service, Inc., Class B	882	90,282

		987,974

TOTAL COMMON STOCKS (Cost $85,083,730)		95,996,812

EXCHANGE TRADED FUNDS (0.03%)
iShares® Europe ETF	1,488	66,648
iShares® MSCI Japan ETF	4,654	60,176
SPDR® S&P 500® ETF Trust	369	77,674

		204,498

TOTAL EXCHANGE TRADED FUNDS (Cost $191,144)		204,498

LIMITED PARTNERSHIPS (0.02%)
OIL & GAS (0.02%)
Viper Energy Partners LP	6,401	101,424

TOTAL LIMITED PARTNERSHIPS (Cost $138,096)		101,424

OPEN-END MUTUAL FUNDS (63.39%)
AQR Multi Strategy Alternative Fund, Class I	6,284,404	62,592,667
AQR Risk Parity Fund, Class I	5,755,375	58,129,285
Diamond Hill Long-Short Fund, Class Y(b)	2,268,645	55,627,171
FPA Crescent Fund	1,985,026	66,855,680
Morgan Stanley Institutional Fund, Inc. - Multi-Asset Portfolio, Class I	5,826,206	62,515,188

Description	Shares	Value (Note 2)

OPEN-END MUTUAL FUNDS (63.39%) (continued)
Nuveen Symphony Floating Rate Income Fund, Class I	293,778	$5,966,638
PIMCO Short-Term Fund, Institutional Class	11,939,239	117,123,933

		428,810,562

TOTAL OPEN-END MUTUAL FUNDS (Cost $417,918,407)		428,810,562

PREFERRED STOCKS (0.04%)
AUTO MANUFACTURERS (0.02%)
Bayerische Motoren Werke AG	1,554	121,618

HOUSEHOLD PRODUCTS & WARES (0.02%)
Henkel AG & Co. KGaA	1,295	153,601

TOTAL PREFERRED STOCKS (Cost $278,038)		275,219

Description		Principal Amount	Value (Note 2)

ASSET-BACKED SECURITIES (0.18%)
Ford Credit Auto Owner Trust 2015-A A1
0.32%,	04/15/2016(d)	$131,637	131,638
Hyundai Auto Lease Securitization Trust 2015-A A1
0.28%,	03/15/2016(d)	281,214	281,219
Nissan Auto Receivables Owner Trust 2015-A A1
0.35%,	04/15/2016	496,224	496,032
Toyota Auto Receivables Owner Trust 2015-A A2
0.71%,	07/17/2017	272,000	271,929

			1,180,818

TOTAL ASSET-BACKED SECURITIES (Cost $1,181,072)			1,180,818

CONTINGENT CONVERTIBLE SECURITIES (0.03%)
BANKS (0.03%)
Credit Agricole SA
7.88%,	Perpetual Maturity(d)(e)(f)	200,000	208,129

TOTAL CONTINGENT CONVERTIBLE SECURITIES (Cost $213,250)			208,129

CORPORATE BONDS (2.01%)
ADVERTISING (0.01%)
The Interpublic Group of Companies, Inc.
4.20%,	04/15/2024	36,000	36,437

Description		Principal Amount	Value (Note 2)

AEROSPACE & DEFENSE (0.04%)
BAE Systems Holdings, Inc.
3.80%,	10/07/2024(d)	$60,000	$60,598
4.75%,	10/07/2044(d)	19,000	18,980
Harris Corp.
3.83%,	04/28/2025	8,000	7,872
4.85%,	04/27/2035	34,000	32,845
5.05%,	04/27/2045	32,000	30,666
L-3 Communications Corp.
3.95%,	05/28/2024	10,000	9,705
The Boeing Co.
0.95%,	05/15/2018	86,000	85,023

			245,689

AUTO MANUFACTURERS (0.04%)
American Honda Finance Corp.
1.20%,	07/14/2017	153,000	152,891
Paccar Financial Corp.
2.20%,	09/15/2019	93,000	93,814
Toyota Motor Credit Corp.
1.55%,	07/13/2018	23,000	23,016

			269,721

BANKS (0.60%)
Abbey National Treasury Services PLC
1.38%,	03/13/2017	46,000	46,090
Banco Internacional del Peru SAA Interbank
5.75%,	10/07/2020(g)	100,000	108,770
Bank of America Corp.
4.25%,	10/22/2026	104,000	102,797
7.25%,	10/15/2025	7,000	8,594
Bank of America Corp., Series L
2.60%,	01/15/2019	103,000	104,363
3.95%,	04/21/2025	35,000	34,134
BBVA Bancomer SA
6.75%,	09/30/2022(g)	150,000	168,825
Capital One Financial Corp., Series E
5.50%,	Perpetual Maturity(e)(f)	19,000	19,070
Citigroup, Inc.
3.88%,	03/26/2025	19,000	18,481
4.40%,	06/10/2025	158,000	159,532
6.00%,	10/31/2033	20,000	22,967
Credit Suisse New York
1.70%,	04/27/2018	38,000	37,830
5.40%,	01/14/2020	177,000	196,534
Deutsche Bank AG London
1.88%,	02/13/2018	125,000	124,719
Fifth Third Bancorp, Series J
4.90%,	Perpetual Maturity(e)(f)	80,000	76,200

Description		Principal Amount	Value (Note 2)

BANKS (0.60%) (continued)
HSBC Holdings PLC
5.63%,	Perpetual Maturity(e)(f)	$210,000	$210,262
Itau Unibanco Holding SA
5.65%,	03/19/2022(g)	200,000	201,600
JPMorgan Chase & Co.
3.25%,	09/23/2022	124,000	124,291
4.95%,	06/01/2045	40,000	40,279
JPMorgan Chase & Co., Series 1
7.90%,	Perpetual Maturity(e)(f)	110,000	116,187
JPMorgan Chase & Co., Series U
6.13%,	Perpetual Maturity(e)(f)	19,000	19,143
Lloyds Banking Group PLC
7.50%,	Perpetual Maturity(e)(f)	205,000	214,225
Morgan Stanley
1.88%,	01/05/2018	32,000	32,104
2.80%,	06/16/2020	21,000	21,131
4.10%,	05/22/2023	150,000	152,701
4.75%,	03/22/2017	63,000	66,395
5.00%,	11/24/2025	33,000	34,985
Nordea Bank AB
5.50%,	Perpetual Maturity(d)(e)(f)	215,000	216,344
Oversea Chinese Banking Corp., Ltd.
4.00%,	10/15/2024(f)(g)	200,000	205,511
Regions Financial Corp.
7.38%,	12/10/2037	111,000	140,910
Standard Chartered PLC
6.50%,	Perpetual Maturity(d)(e)(f)	215,000	217,752
State Street Corp., Series F
5.25%,	Perpetual Maturity(e)(f)	17,000	17,258
The Bank of New York Mellon Corp., Series E
4.95%,	Perpetual Maturity(e)(f)	36,000	35,865
The Goldman Sachs Group, Inc.
2.55%,	10/23/2019	24,000	24,162
3.63%,	01/22/2023	41,000	41,467
5.15%,	05/22/2045	23,000	22,942
6.13%,	02/15/2033	43,000	51,926
6.75%,	10/01/2037	123,000	148,027
The Goldman Sachs Group, Inc., Series M
5.38%,	Perpetual Maturity(e)(f)	20,000	19,905
Wells Fargo & Co.
1.40%,	09/08/2017	160,000	160,219
4.30%,	07/22/2027	30,000	30,621
Wells Fargo & Co., Series U
5.88%,	Perpetual Maturity(e)(f)	33,000	34,238
Wells Fargo Capital X
5.95%,	12/15/2036	28,000	28,140

Description		Principal Amount	Value (Note 2)

BANKS (0.60%) (continued)
Woori Bank
4.75%,	04/30/2024(g)	$200,000	$209,147

			4,066,643

BEVERAGES (0.02%)
Anheuser-Busch InBev Worldwide, Inc.
1.38%,	07/15/2017	78,000	78,376
Diageo Capital PLC
5.75%,	10/23/2017	49,000	53,453

			131,829

BUILDING MATERIALS (0.03%)
Cemex Finance LLC
6.00%,	04/01/2024(g)	200,000	201,530

CHEMICALS (0.02%)
Lubrizol Corp.
6.50%,	10/01/2034	24,000	30,425
RPM International, Inc.
5.25%,	06/01/2045	57,000	55,618
The Sherwin-Williams Co.
4.55%,	08/01/2045	15,000	15,323
The Valspar Corp.
3.95%,	01/15/2026	15,000	15,120

			116,486

COMMERCIAL SERVICES (0.00%)(c)
President and Fellows of Harvard College
3.62%,	10/01/2037	34,000	32,963

COMPUTERS (0.02%)
Apple, Inc.
2.85%,	05/06/2021	50,000	50,805
3.45%,	02/09/2045	8,000	6,902
Hewlett-Packard Co.
6.00%,	09/15/2041	85,000	86,624

			144,331

DISTRIBUTION & WHOLESALE (0.00%)(c)
WW Grainger, Inc.
4.60%,	06/15/2045	16,000	16,538

DIVERSIFIED FINANCIAL SERVICES (0.13%)
American Express Credit Corp.
1.55%,	09/22/2017	17,000	17,017
2.38%,	05/26/2020	37,000	36,874

Description		Principal Amount	Value (Note 2)

DIVERSIFIED FINANCIAL SERVICES (0.13%) (continued)
China Cinda Finance 2015 I, Ltd.
4.25%,	04/23/2025(d)	$200,000	$190,916
Discover Financial Services
3.75%,	03/04/2025	38,000	36,458
General Electric Capital Corp.
1.50%,	07/12/2016	89,000	89,709
5.88%,	01/14/2038	56,000	69,065
National Rural Utilities Cooperative Finance Corp.
0.95%,	04/24/2017	19,000	18,990
1.10%,	01/27/2017	59,000	59,110
1.90%,	11/01/2015	150,000	150,516
2.00%,	01/27/2020	38,000	37,647
4.75%,	04/30/2043(f)	64,000	63,936
Synchrony Financial
4.25%,	08/15/2024	54,000	53,947
TD Ameritrade Holding Corp.
2.95%,	04/01/2022	25,000	24,984

			849,169

ELECTRIC (0.11%)
Arizona Public Service Co.
2.20%,	01/15/2020	20,000	19,935
Colbun SA
4.50%,	07/10/2024(g)	200,000	201,897
Dominion Resources, Inc.
5.75%,	10/01/2054(f)	31,000	32,162
Entergy Arkansas, Inc.
4.95%,	12/15/2044	25,000	25,177
Entergy Louisiana LLC
4.95%,	01/15/2045	23,000	23,182
Exelon Corp.
4.95%,	06/15/2035	16,000	16,534
5.10%,	06/15/2035	16,000	16,525
Exelon Generation Co., LLC
2.95%,	01/15/2020	26,000	26,156
FirstEnergy Corp., Series C
7.38%,	11/15/2031	74,000	91,202
Georgia Power Co.
3.00%,	04/15/2016	22,000	22,349
Hydro-Quebec
1.38%,	06/19/2017	95,000	95,792
South Carolina Electric & Gas Co.
5.10%,	06/01/2065	20,000	20,839
The Southern Co.
1.30%,	08/15/2017	119,000	118,735

Description		Principal Amount	Value (Note 2)

ELECTRIC (0.11%) (continued)
Trans-Allegheny Interstate Line Co.
3.85%,	06/01/2025(d)	$20,000	$20,061

			730,546

ELECTRONICS (0.01%)
Corning, Inc.
1.50%,	05/08/2018	23,000	22,956
2.90%,	05/15/2022	23,000	23,072
Flextronics International, Ltd.
4.75%,	06/15/2025(d)	11,000	10,766

			56,794

FOREST PRODUCTS & PAPER (0.05%)
Domtar Corp.
6.75%,	02/15/2044	46,000	49,573
Georgia-Pacific LLC
3.60%,	03/01/2025(d)	109,000	108,410
3.73%,	07/15/2023(d)	87,000	88,266
5.40%,	11/01/2020(d)	75,000	84,048

			330,297

GAS (0.01%)
Dominion Gas Holdings LLC
4.80%,	11/01/2043	34,000	33,459

HAND & MACHINE TOOLS (0.01%)
Stanley Black & Decker, Inc.
5.75%,	12/15/2053(f)	83,000	89,329

HEALTHCARE - SERVICES (0.06%)
Laboratory Corp. of America Holdings
3.20%,	02/01/2022	10,000	9,911
3.60%,	02/01/2025	33,000	31,914
4.70%,	02/01/2045	17,000	15,909
Roche Holdings, Inc.
1.35%,	09/29/2017(d)	300,000	301,722
UnitedHealth Group, Inc.
1.40%,	12/15/2017	28,000	27,899
4.75%,	07/15/2045	21,000	22,092

			409,447

HOLDING COMPANIES - DIVERSIFIED (0.00%)(c)
MUFG Americas Holdings Corp.
1.63%,	02/09/2018	18,000	17,957

Description		Principal Amount	Value (Note 2)

HOME FURNISHINGS (0.03%)
Arcelik AS
5.00%,	04/03/2023(g)	$200,000	$190,250

HOUSEHOLD PRODUCTS & WARES (0.00%)(c)
Kimberly-Clark Corp.
1.85%,	03/01/2020	12,000	11,894

INSURANCE (0.12%)
American International Group, Inc.
3.88%,	01/15/2035	86,000	78,597
Assurant, Inc.
6.75%,	02/15/2034	98,000	115,547
Massachusetts Mutual Life Insurance Co.
4.50%,	04/15/2065(d)	24,000	21,942
Metropolitan Life Global Funding I
1.30%,	04/10/2017(d)	300,000	300,570
New York Life Global Funding
1.65%,	05/15/2017(d)	104,000	105,023
Pacific LifeCorp.
6.00%,	02/10/2020(d)	51,000	57,846
Prudential Financial, Inc.
5.38%,	05/15/2045(f)	13,000	12,854
5.63%,	06/15/2043(f)	81,000	84,325
XLIT, Ltd.
4.45%,	03/31/2025	19,000	18,966
5.50%,	03/31/2045	43,000	41,449

			837,119

IRON & STEEL (0.00%)(c)
Allegheny Technologies, Inc.
5.95%,	01/15/2021	23,000	21,965

MACHINERY - DIVERSIFIED (0.04%)
John Deere Capital Corp.
0.38%,	02/25/2016(f)	120,000	120,043
1.13%,	06/12/2017	81,000	80,961
1.55%,	12/15/2017	85,000	85,363

			286,367

MEDIA (0.03%)
CCO Safari II LLC
4.91%,	07/23/2025(d)	73,000	73,166
6.38%,	10/23/2035(d)	18,000	18,543
6.48%,	10/23/2045(d)	19,000	19,704
Time Warner, Inc.
4.85%,	07/15/2045	16,000	15,828

Description		Principal Amount	Value (Note 2)

MEDIA (0.03%) (continued)
Viacom, Inc.
4.85%,	12/15/2034	$17,000	$15,742
5.25%,	04/01/2044	34,000	31,689

			174,672

METAL FABRICATE & HARDWARE (0.01%)
Valmont Industries, Inc.
5.25%,	10/01/2054	60,000	55,658

MINING (0.02%)
Anglo American Capital PLC
4.88%,	05/14/2025(d)	16,000	14,572
Freeport-McMoRan, Inc.
2.30%,	11/14/2017	39,000	37,245
Goldcorp, Inc.
5.45%,	06/09/2044	46,000	41,649
Kinross Gold Corp.
5.95%,	03/15/2024	25,000	22,555

			116,021

MISCELLANEOUS MANUFACTURING (0.03%)
General Electric Co.
2.70%,	10/09/2022	52,000	51,436
Ingersoll-Rand Global Holding Co., Ltd.
5.75%,	06/15/2043	84,000	94,864
Ingersoll-Rand Luxembourg Finance SA
4.65%,	11/01/2044	14,000	13,484
Trinity Industries, Inc.
4.55%,	10/01/2024	27,000	26,489

			186,273

OIL & GAS (0.14%)
Anadarko Finance Co., Series B
7.50%,	05/01/2031	20,000	25,264
Anadarko Petroleum Corp.
6.45%,	09/15/2036	114,000	128,776
BP Capital Markets PLC
3.54%,	11/04/2024	22,000	21,838
4.74%,	03/11/2021	30,000	33,136
Chevron Corp.
1.37%,	03/02/2018	40,000	39,949
1.96%,	03/03/2020	22,000	21,881
ConocoPhillips Co.
1.50%,	05/15/2018	16,000	15,963
Devon Energy Corp.
5.00%,	06/15/2045	16,000	15,579
Ecopetrol SA
5.88%,	09/18/2023	100,000	103,750

Description		Principal Amount	Value (Note 2)

OIL & GAS (0.14%) (continued)
Exxon Mobil Corp.
1.31%,	03/06/2018	$41,000	$41,014
Hess Corp.
5.60%,	02/15/2041	25,000	25,223
7.88%,	10/01/2029	32,000	40,203
KazMunayGas National Co. JSC
7.00%,	05/05/2020(g)	120,000	128,400
Marathon Oil Corp.
6.60%,	10/01/2037	28,000	31,742
Noble Energy, Inc.
3.90%,	11/15/2024	20,000	19,524
5.05%,	11/15/2044	69,000	64,846
Occidental Petroleum Corp.
3.50%,	06/15/2025	15,000	15,041
4.63%,	06/15/2045	17,000	17,279
Petroleos Mexicanos
5.50%,	06/27/2044	12,000	11,160
Shell International Finance BV
2.13%,	05/11/2020	30,000	29,952
Southwestern Energy Co.
3.30%,	01/23/2018	10,000	10,153
4.05%,	01/23/2020	19,000	19,349
4.95%,	01/23/2025	37,000	36,359
Talisman Energy, Inc.
5.50%,	05/15/2042	63,000	56,930

			953,311

OIL & GAS SERVICES (0.01%)
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
6.63%,	05/01/2021	35,000	34,738
6.88%,	02/15/2023	60,000	58,950

			93,688

PHARMACEUTICALS (0.03%)
Actavis Funding SCS
3.00%,	03/12/2020	38,000	38,009
3.80%,	03/15/2025	24,000	23,474
3.85%,	06/15/2024	33,000	32,440
Baxalta, Inc.
3.60%,	06/23/2022(d)	13,000	13,061
4.00%,	06/23/2025(d)	16,000	15,896
5.25%,	06/23/2045(d)	16,000	16,279
Forest Laboratories LLC
4.88%,	02/15/2021(d)	65,000	70,349
Mylan, Inc.
5.40%,	11/29/2043	18,000	19,090

			228,598

Description		Principal Amount	Value (Note 2)

PIPELINES (0.04%)
Columbia Pipeline Group, Inc.
2.45%,	06/01/2018(d)	$8,000	$8,057
4.50%,	06/01/2025(d)	40,000	39,927
El Paso Pipeline Partners Operating Co., LLC
6.50%,	04/01/2020	92,000	104,177
Energy Transfer Partners LP
4.90%,	03/15/2035	38,000	34,047
5.15%,	03/15/2045	15,000	13,233
EnLink Midstream Partners LP
5.05%,	04/01/2045	19,000	16,739
Kinder Morgan, Inc.
5.00%,	02/15/2021(d)	57,000	59,655
TransCanada Trust
5.63%,	05/20/2075(f)	16,000	16,076

			291,911

REAL ESTATE (0.04%)
American Campus Communities Operating Partnership LP
4.13%,	07/01/2024	40,000	40,327
MAF Global Securities, Ltd.
4.75%,	05/07/2024(g)	200,000	208,500

			248,827

REAL ESTATE INVESTMENT TRUSTS (0.02%)
Avalonbay Communities, Inc.
3.45%,	06/01/2025	14,000	13,963
Omega Healthcare Investors, Inc.
4.50%,	04/01/2027(d)	43,000	41,567
4.95%,	04/01/2024	49,000	50,625

			106,155

RETAIL (0.06%)
Costco Wholesale Corp.
2.25%,	02/15/2022	42,000	40,876
CVS Health Corp.
5.13%,	07/20/2045	15,000	16,006
CVS Pass-Through Trust
5.93%,	01/10/2034(d)	34,727	40,878
Dollar General Corp.
4.13%,	07/15/2017	59,000	61,394
Kohls Corp.
5.55%,	07/17/2045	21,000	20,960
LS Finance 2022, Ltd.
4.25%,	10/16/2022	200,000	201,682
The Home Depot, Inc.
4.25%,	04/01/2046	13,000	13,142

			394,938

Description		Principal Amount	Value (Note 2)

SAVINGS & LOANS (0.05%)
Astoria Financial Corp.
5.00%,	06/19/2017	$97,000	$101,892
First Niagara Financial Group, Inc.
6.75%,	03/19/2020	166,000	184,338
7.25%,	12/15/2021	37,000	41,381

			327,611

SEMICONDUCTORS (0.01%)
Intel Corp.
1.35%,	12/15/2017	71,000	70,981

SOFTWARE (0.01%)
Oracle Corp.
2.80%,	07/08/2021	56,000	56,487
3.90%,	05/15/2035	34,000	32,432

			88,919

TELECOMMUNICATIONS (0.10%)
AT&T, Inc.
3.00%,	06/30/2022	74,000	71,807
3.40%,	05/15/2025	21,000	20,128
4.35%,	06/15/2045	39,000	33,915
4.50%,	05/15/2035	51,000	47,331
4.75%,	05/15/2046	19,000	17,592
Bharti Airtel International Netherlands BV
5.13%,	03/11/2023(g)	200,000	214,554
CISCO Systems, Inc.
2.13%,	03/01/2019	66,000	66,714
Verizon Communications, Inc.
4.40%,	11/01/2034	8,000	7,543
4.52%,	09/15/2048(g)	80,000	71,576
4.67%,	03/15/2055(d)	49,000	43,157
4.86%,	08/21/2046	88,000	83,788
6.40%,	09/15/2033	5,000	5,810

			683,915

TRANSPORTATION (0.06%)
Canadian Pacific Railway Co.
4.80%,	08/01/2045	14,000	14,208
Pelabuhan Indonesia II PT
4.25%,	05/05/2025(d)	200,000	188,500
Transnet SOC, Ltd.
4.00%,	07/26/2022(g)	200,000	192,131
Union Pacific Corp.
3.88%,	02/01/2055	23,000	20,724

			415,563

Description			Principal Amount	Value (Note 2)

TRUCKING & LEASING (0.00%)(c)
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.05%,	01/09/2020(d)		$28,000	$28,151

TOTAL CORPORATE BONDS (Cost $13,824,265)				13,591,952

Description		Currency	Principal Amount	Value (Note 2)

FOREIGN GOVERNMENT BONDS (0.02%)
Canada Government International Bond
0.88%,	02/14/2017	USD	90,000	90,311
Mexico Government International Bond
4.75%,	03/08/2044	USD	71,000	69,225

				159,536

TOTAL FOREIGN GOVERNMENT BONDS (Cost $164,085)				159,536

Description			Principal Amount	Value (Note 2)

GOVERNMENT BONDS (0.19%)
Tennessee Valley Authority
1.75%,	10/15/2018		43,000	43,630

U.S. Treasury Bonds
2.50%,	02/15/2045		121,000	110,800
3.13%,	08/15/2044		96,000	99,960
3.50%,	02/15/2039		81,000	90,619
4.50%,	02/15/2036		50,000	64,937
5.25%,	11/15/2028		69,000	91,867

				458,183

U.S. Treasury Inflation Indexed Notes
0.13%,	04/15/2018		154,287	155,456

U.S. Treasury Notes
1.38%,	03/31/2020		36,000	35,826
1.38%,	04/30/2020		53,000	52,689
1.75%,	03/31/2022		19,000	18,840
2.00%,	02/15/2025		207,000	203,701
2.13%,	05/15/2025		204,000	202,900
2.25%,	11/15/2024		132,000	132,856

				646,812

TOTAL GOVERNMENT BONDS (Cost $1,296,915)				1,304,081

Description	Principal Amount/ Shares	Value (Note 2)

SHORT TERM INVESTMENTS (2.32%)
MONEY MARKET FUNDS (1.65%)
Dreyfus Treasury Cash Management Fund, Institutional Class, 7-day yield,
0.010%	11,172,929	$11,172,929

U.S. TREASURY BILLS (0.67%)
0.063%, 09/17/2015(h)	$763,000	762,964
0.180%, 02/04/2016(h)	763,000	762,442
0.188%, 03/31/2016(a)(h)	2,980,000	2,976,508

		4,501,914

TOTAL SHORT TERM INVESTMENTS (Cost $15,674,392)		15,674,843

TOTAL INVESTMENTS (82.42%) (Cost $535,963,394)		$557,507,874

SEGREGATED CASH WITH BROKERS (21.55%)(i)		145,798,870

SECURITIES SOLD SHORT (-4.20%) (Proceeds $27,337,206)		(28,424,538)

OTHER ASSETS IN EXCESS OF LIABILITIES (0.23%)		1,580,709

NET ASSETS (100.00%)		$676,462,915

SCHEDULE OF SECURITIES SOLD SHORT

Description	Shares	Value (Note 2)

COMMON STOCKS (-4.20%)
APPAREL (-0.05%)
Under Armour, Inc., Class A	(3,381)	$(335,835)

AUTO MANUFACTURERS (-0.02%)
Tesla Motors, Inc.	(552)	(146,915)

AUTO PARTS & EQUIPMENT (-0.06%)
Autoliv, Inc.	(2,352)	(247,430)
Dorman Products, Inc.	(3,016)	(159,185)

		(406,615)

BANKS (-0.35%)
BancorpSouth, Inc.	(6,376)	(161,122)
Bank of Hawaii Corp.	(1,676)	(113,080)
Community Bank System, Inc.	(4,347)	(166,186)
Cullen/Frost Bankers, Inc.	(1,494)	(108,240)
CVB Financial Corp.	(9,224)	(163,357)
First Financial Bankshares, Inc.	(4,028)	(136,871)
Glacier Bancorp, Inc.	(4,811)	(135,189)
HDFC Bank, Ltd., ADR	(1,823)	(113,883)
Home BancShares, Inc.	(4,039)	(160,833)
PacWest Bancorp	(2,706)	(125,261)
Texas Capital Bancshares, Inc.	(1,866)	(109,982)

Description	Shares	Value (Note 2)

BANKS (-0.35%) (continued)
Trustmark Corp.	(5,884)	$(141,451)
UMB Financial Corp.	(2,202)	(120,714)
United Bankshares, Inc.	(6,370)	(258,176)
Valley National Bancorp	(11,849)	(117,542)
Westamerica Bancorporation	(4,346)	(212,867)

		(2,344,754)

BEVERAGES (-0.03%)
The Boston Beer Co., Inc., Class A	(760)	(167,595)

BIOTECHNOLOGY (-0.06%)
Achillion Pharmaceuticals, Inc.	(8,369)	(71,304)
Alexion Pharmaceuticals, Inc.	(394)	(77,791)
Juno Therapeutics, Inc.	(1,408)	(68,879)
Kite Pharma, Inc.	(1,180)	(85,869)
Regeneron Pharmaceuticals, Inc.	(197)	(109,071)

		(412,914)

BUILDING MATERIALS (-0.05%)
Trex Co., Inc.	(2,803)	(127,172)
USG Corp.	(6,687)	(207,163)

		(334,335)

CHEMICALS (-0.08%)
Air Products & Chemicals, Inc.	(1,282)	(182,698)
Axalta Coating Systems, Ltd.	(4,417)	(140,505)
EI du Pont de Nemours & Co.	(1,551)	(86,484)
FMC Corp.	(3,258)	(158,143)

		(567,830)

COMMERCIAL SERVICES (-0.13%)
Aramark	(5,735)	(182,488)
Avis Budget Group, Inc.	(2,242)	(97,370)
Monro Muffler Brake, Inc.	(4,197)	(265,460)
Ritchie Bros. Auctioneers, Inc.	(4,653)	(125,724)
Rollins, Inc.	(6,939)	(201,231)

		(872,273)

COMPUTERS (-0.19%)
3D Systems Corp.	(4,204)	(55,325)
Electronics for Imaging, Inc.	(3,876)	(177,133)
Infosys, Ltd., Sponsored ADR	(16,128)	(272,724)
Super Micro Computer, Inc.	(5,884)	(156,926)
Unisys Corp.	(6,808)	(108,043)
VeriFone Systems, Inc.	(8,915)	(286,885)
Wipro, Ltd., ADR	(18,889)	(233,468)

		(1,290,504)

COSMETICS & PERSONAL CARE (-0.03%)
Colgate-Palmolive Co.	(2,943)	(200,183)

DISTRIBUTION & WHOLESALE (-0.04%)
LKQ Corp.	(4,655)	(146,446)
WW Grainger, Inc.	(598)	(136,769)

		(283,215)

DIVERSIFIED FINANCIAL SERVICES (-0.12%)
Credit Acceptance Corp.	(412)	(98,966)
Eaton Vance Corp.	(4,901)	(188,002)
Financial Engines, Inc.	(4,120)	(188,943)
LendingClub Corp.	(5,615)	(81,474)

Description	Shares	Value (Note 2)

DIVERSIFIED FINANCIAL SERVICES (-0.12%) (continued)
LPL Financial Holdings, Inc.	(4,771)	$(224,953)

		(782,338)

ELECTRIC (-0.02%)
Ormat Technologies, Inc.	(2,813)	(114,433)

ELECTRONICS (-0.10%)
Agilent Technologies, Inc.	(1,966)	(80,508)
Itron, Inc.	(6,104)	(196,732)
National Instruments Corp.	(8,492)	(245,928)
Trimble Navigation, Ltd.	(7,292)	(168,445)

		(691,613)

ENTERTAINMENT (-0.03%)
DreamWorks Animation SKG, Inc., Class A	(7,877)	(189,915)

FOOD (-0.25%)
B&G Foods, Inc.	(5,882)	(173,695)
Campbell Soup Co.	(1,897)	(93,541)
Flowers Foods, Inc.	(8,666)	(187,705)
McCormick & Co., Inc.	(2,498)	(204,861)
Mondelez International, Inc., Class A	(5,292)	(238,828)
Snyder’s-Lance, Inc.	(2,765)	(89,918)
The Fresh Market, Inc.	(3,620)	(110,410)
The Hain Celestial Group, Inc.	(3,104)	(211,010)
The JM Smucker Co.	(1,656)	(184,959)
TreeHouse Foods, Inc.	(2,200)	(180,312)

		(1,675,239)

FOREST PRODUCTS & PAPER (-0.01%)
Wausau Paper Corp.	(9,211)	(81,425)

HAND & MACHINE TOOLS (-0.02%)
Kennametal, Inc.	(4,583)	(145,235)

HEALTHCARE - PRODUCTS (-0.14%)
Halyard Health, Inc.	(3,531)	(143,853)
Henry Schein, Inc.	(980)	(145,020)
IDEXX Laboratories, Inc.	(2,766)	(201,171)
Sirona Dental Systems, Inc.	(1,487)	(154,321)
West Pharmaceutical Services, Inc.	(4,815)	(288,274)

		(932,639)

HOME BUILDERS (-0.02%)
Lennar Corp., Class A	(2,163)	(114,726)

HOME FURNISHINGS (-0.02%)
Leggett & Platt, Inc.	(2,819)	(134,776)

HOUSEWARES (-0.06%)
The Clorox Co.	(1,964)	(219,850)
Tumi Holdings, Inc.	(11,155)	(214,734)

		(434,584)

INTERNET (-0.23%)
Cogent Communications Holdings, Inc.	(4,557)	(144,867)
Etsy, Inc.	(11,312)	(235,742)
HomeAway, Inc.	(4,735)	(142,240)
LinkedIn Corp., Class A	(673)	(136,794)

Description	Shares	Value (Note 2)

INTERNET (-0.23%) (continued)
Netflix, Inc.	(1,323)	$(151,232)
Pandora Media, Inc.	(11,194)	(196,119)
Shutterstock, Inc.	(1,082)	(57,811)
Twitter, Inc.	(2,140)	(66,361)
Wayfair, Inc., Class A	(5,990)	(223,487)
Yelp, Inc.	(2,520)	(66,528)
Zillow, Inc., Class A	(1,977)	(161,126)

		(1,582,307)

IRON & STEEL (-0.02%)
Vale SA, Sponsored ADR	(18,868)	(99,246)

LEISURE TIME (-0.02%)
Qunar Cayman Islands, Ltd., ADR	(3,550)	(148,248)

MACHINERY - DIVERSIFIED (-0.05%)
CNH Industrial NV	(12,297)	(110,304)
Deere & Co.	(2,361)	(223,280)

		(333,584)

METAL FABRICATE & HARDWARE (-0.01%)
Sun Hydraulics Corp.	(2,382)	(84,370)

MINING (-0.02%)
Goldcorp, Inc.	(5,066)	(67,277)
Teck Resources, Ltd., Class B	(6,550)	(48,077)

		(115,354)

MISCELLANEOUS MANUFACTURING (-0.05%)
Proto Labs, Inc.	(3,896)	(293,641)
Raven Industries, Inc.	(3,137)	(60,952)

		(354,593)

OIL & GAS (-0.23%)
Cabot Oil & Gas Corp.	(7,342)	(192,067)
Chevron Corp.	(2,285)	(202,177)
Concho Resources, Inc.	(1,320)	(140,659)
Continental Resources, Inc.	(4,830)	(161,370)
CVR Energy, Inc.	(2,632)	(100,621)
Devon Energy Corp.	(3,892)	(192,343)
Diamond Offshore Drilling, Inc.	(7,841)	(172,110)
Matador Resources Co.	(5,431)	(119,645)
Noble Energy, Inc.	(5,076)	(178,827)
Oasis Petroleum, Inc.	(3,682)	(35,458)
Southwestern Energy Co.	(4,493)	(83,570)

		(1,578,847)

OIL & GAS SERVICES (-0.01%)
Bristow Group, Inc.	(807)	(36,355)

PACKAGING & CONTAINERS (-0.02%)
Bemis Co., Inc.	(3,551)	(158,268)

PHARMACEUTICALS (-0.05%)
Dexcom, Inc.	(1,920)	(162,528)
Diplomat Pharmacy, Inc.	(3,930)	(181,487)

		(344,015)

Description	Shares	Value (Note 2)

PIPELINES (-0.02%)
Spectra Energy Corp.	(4,945)	$(149,636)

REAL ESTATE INVESTMENT TRUSTS (-0.20%)
Equinix, Inc.	(1,101)	(307,080)
HCP, Inc.	(5,795)	(223,919)
Health Care REIT, Inc.	(2,756)	(191,184)
Omega Healthcare Investors, Inc.	(3,427)	(124,263)
Plum Creek Timber Co., Inc.	(4,624)	(189,584)
Realty Income Corp.	(5,009)	(241,884)
Rouse Properties, Inc.	(4,307)	(75,803)

		(1,353,717)

RETAIL (-0.52%)
Bob Evans Farms, Inc.	(4,955)	(247,354)
Buffalo Wild Wings, Inc.	(1,264)	(247,213)
Cabela’s, Inc.	(4,087)	(181,585)
CarMax, Inc.	(3,833)	(247,267)
Chipotle Mexican Grill, Inc.	(299)	(221,927)
Dunkin’ Brands Group, Inc.	(2,706)	(145,826)
Krispy Kreme Doughnuts, Inc.	(14,223)	(265,117)
L Brands, Inc.	(1,687)	(136,175)
Mattress Firm Holding Corp.	(3,791)	(234,473)
Pier 1 Imports, Inc.	(12,034)	(142,122)
PriceSmart, Inc.	(1,874)	(181,609)
Restoration Hardware Holdings, Inc.	(2,563)	(260,042)
Texas Roadhouse, Inc.	(7,401)	(291,525)
The Cheesecake Factory, Inc.	(4,906)	(283,272)
The Wendy’s Co.	(26,815)	(275,122)
Yum! Brands, Inc.	(1,759)	(154,370)

		(3,514,999)

SAVINGS & LOANS (-0.08%)
Astoria Financial Corp.	(12,405)	(187,563)
First Niagara Financial Group, Inc.	(12,293)	(119,365)
New York Community Bancorp, Inc.	(12,355)	(235,116)

		(542,044)

SEMICONDUCTORS (-0.03%)
Ambarella, Inc.	(990)	(114,712)
Cirrus Logic, Inc.	(2,826)	(93,286)

		(207,998)

SOFTWARE (-0.42%)
Acxiom Corp.	(7,662)	(137,226)
Aspen Technology, Inc.	(3,475)	(154,220)
athenahealth, Inc.	(1,909)	(267,184)
Blackbaud, Inc.	(8,107)	(495,824)
Cerner Corp.	(1,475)	(105,787)
Medidata Solutions, Inc.	(3,754)	(201,965)
NetSuite, Inc.	(2,162)	(213,692)
Proofpoint, Inc.	(2,935)	(189,895)
Rackspace Hosting, Inc.	(7,443)	(253,285)
Synchronoss Technologies, Inc.	(4,956)	(236,897)
The Ultimate Software Group, Inc.	(1,162)	(214,052)
Verint Systems, Inc.	(3,758)	(218,791)
Workday, Inc., Class A	(1,897)	(159,974)

		(2,848,792)

Description	Shares	Value (Note 2)

STORAGE & WAREHOUSING (-0.02%)
Mobile Mini, Inc.	(3,714)	$(137,901)

TELECOMMUNICATIONS (-0.19%)
Arista Networks, Inc.	(2,937)	(248,088)
CenturyLink, Inc.	(4,369)	(124,953)
Finisar Corp.	(13,433)	(233,869)
Frontier Communications Corp.	(25,430)	(120,030)
Sprint Corp.	(49,184)	(165,750)
Telefonica SA, Sponsored ADR	(12,589)	(192,360)
ViaSat, Inc.	(2,779)	(172,298)

		(1,257,348)

TOYS, GAMES & HOBBIES (-0.02%)
Mattel, Inc.	(7,138)	(165,673)

TRANSPORTATION (-0.11%)
Heartland Express, Inc.	(4,985)	(106,330)
JB Hunt Transport Services, Inc.	(2,431)	(204,496)
Knight Transportation, Inc.	(3,595)	(97,209)
Old Dominion Freight Line, Inc.	(1,605)	(117,406)
Ryder System, Inc.	(1,218)	(110,253)
XPO Logistics, Inc.	(2,668)	(115,658)

		(751,352)

TOTAL COMMON STOCKS (Proceeds $27,337,206)		(28,424,538)

TOTAL SECURITIES SOLD SHORT (Proceeds $27,337,206)		$(28,424,538)

SCHEDULE OF WRITTEN OPTIONS

Description	Number of Contracts	Exercise Price	Maturity Date	Value (Note 2)

WRITTEN OPTIONS
Call Options
Anadarko Petroleum Corp.	(48)	$80.00	01/15/2016	$(17,712)
Diamondback Energy, Inc.	(31)	80.00	12/18/2015	(7,130)
Diamondback Energy, Inc.	(32)	70.00	12/18/2015	(17,600)
EOG Resources, Inc.	(11)	80.00	01/15/2016	(5,335)
Exxon Mobil Corp.	(54)	85.00	10/16/2015	(3,132)
Occidental Petroleum Corp.	(46)	75.00	01/15/2016	(9,200)
Phillips 66	(46)	82.50	01/15/2016	(18,630)

TOTAL WRITTEN OPTIONS (Proceeds $111,521)				$(78,739)

(a)	Security position either entirely or partially held in a segregated account as collateral for securities sold short, written options, futures contracts, and total return swap contracts. Aggregate total market value of $20,134,384.
(b)	Non-income producing security.
(c)	Less than 0.005%.
(d)	Security exempt from registration under rule 144A of the securities act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the market value of those securities was $3,115,693, representing 0.46% of the Fund’s net assets.

(e)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(f)	The rate shown on floating or adjustable rate securities represents the coupon rate at period end.
(g)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $2,302,691, representing 0.34% of net assets.

(h)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(i)	Includes cash which is being held as collateral for securities sold short, written options, and total return swap contracts.

FUTURES CONTRACTS

At July 31, 2015, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation

Equity Contracts
Euro STOXX 50® Index Future	Long	187	09/21/2015	$35,980	$308,223
SGX CNX Nifty Index Future	Long	278	08/28/2015	17,146	100,692

Fixed Income Contracts
Australian 10 Year Bond Future	Long	2	09/16/2015	97,205	516
Australian 3 Year Bond Future	Long	2	09/16/2015	98,090	359
Canadian 10 Year Bond Future	Long	4	09/22/2015	143,080	13,265
Canadian 5 Year Bond Future	Long	2	09/22/2015	125,800	3,559
Euro-BTP Future	Long	17	09/09/2015	136,700	101,929
Euro-OAT Futures	Long	8	09/09/2015	149,700	29,772
Long Gilt Future	Long	2	09/29/2015	117,300	746

Foreign Currency Contracts
Australian Dollar Currency Future	Short	32	09/15/2015	72,760	141,495
Euro FX Currency Future	Short	43	09/15/2015	137,138	193,091
Japanese Yen Currency Future	Short	135	09/15/2015	100,844	155,652
Swiss Franc Currency Future	Short	18	09/15/2015	129,325	94,779

				$1,361,068	$1,144,078

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Depreciation

Equity Contracts
E-Mini S&P 500® Future	Short	58	09/21/2015	$104,920	$(42,149)
FTSE® 100 Index Future	Short	14	09/21/2015	66,540	(248)
Mexican Bolsa Index Future	Long	35	09/21/2015	447,290	(4,479)
Russell 2000® E-Mini Future	Long	47	09/21/2015	123,520	(125,830)
Tokyo Price Index Future	Short	4	09/11/2015	16,600,000	(8,158)

Fixed Income Contracts
Euro-BOBL Future	Short	9	09/09/2015	130,310	(12,666)
Short Gilt Future	Long	2	09/29/2015	104,490	(379)
U.S. 10 Year Treasury Note Future	Short	46	09/22/2015	127,437	(7,655)
U.S. 5 Year Treasury Note Future	Short	23	10/01/2015	119,844	(11,193)
U.S. Treasury Long Bond Future	Short	4	09/22/2015	155,938	(4,978)

Foreign Currency Contracts
British Pound Currency Future	Short	37	09/15/2015	97,562	(22,089)
New Zealand Dollar Currency Future	Long	35	09/15/2015	65,620	(202,481)

				$18,143,471	$(442,305)

TOTAL RETURN SWAP CONTRACTS*

Counterparty	Reference Obligation	Notional Amount	Rate Paid by the Fund	Termination Date	Unrealized Appreciation
Morgan Stanley	Impala Segregated Portfolio(a)	$60,493,338	1-Month LIBOR BBA	03/20/2019	$527,850
Morgan Stanley	Melchior Segregated Portfolio(b)	58,240,591	1-Month LIBOR BBA	03/20/2019	503,699
Morgan Stanley	Trilogy Segregated Portfolio(c)	113,779,631	1-Month LIBOR BBA	09/02/2015	713,198

		$232,513,560			$1,744,747

*	The Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligation plus the rate paid by the Fund.
(a)	European equity long/short strategy that employs a flexible, low-net strategy (0% to 50%), and long exposure will vary between 60% and 100%. The portfolio is primarily comprised of large and mid-cap stocks listed on European exchanges.
(b)	Global equity long/short strategy that uses a long-biased strategy that is focused on cyclical sectors. The strategy has a net exposure that ranges between 50% and 80%, and long exposure varies between 80% and 100%. The strategy is comprised of large cap stocks listed on exchanges of developed and emerging market countries.
(c)	Absolute return, long volatility options strategy. The strategy employs three underlying strategies with most of the exposure to a collared equity strategy. The strategy purchases a basket of large cap stocks, sell out-of-the-money call options, and buy out-of-the-money put options. The strategy also employs an options income strategy that involves selling short duration, near-the-money call spreads and put spreads.

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AQR - AQR Capital Management LLC.

A/S - Aktieselskab is the Danish term for Joint Stock Company.

AS - Anonim Sirketi is the Turkish term for Joint Stock Company.

ASA - Allmennaksjeselskap is the Norwegian term for public limited company.

BBA - British Bankers Association.

BOBL - Bundesobligationen is the German word for a German government security issued with a 5 year maturity.

Bolsa - The Spanish term for stock exchange.

BTP - Bonds offered by the government of Italy.

BV - Besloten Vennootschap is the Dutch term for private limited liability company.

CNX Nifty - The National Stock Exchange of India’s benchmark stock market index for Indian equity market.

ETF - Exchange Traded Fund.

FPA - First Pacific Advisors LLC.

FTSE - Financial Times and the London Stock Exchange.

FX - Foreign Exchange.

JSC - Joint Stock Company.

KGaA - Kommanditgesellschaft Auf Aktien is the German term for a partnership limited by shares.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

Ltd. - Limited.

MSCI - Morgan Stanley Capital International.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OAT - Obligations Assimilables du Tresor is the French term for Long-term French government bonds.

OYJ - Osakeyhtio is the Finnish equivalent of a public limited company.

PIMCO - Pacific Investment Management Company.

PLC - Public Limited Company.

PT - Perseroan Terbata is the Indonesian term for limited liability company.

REIT - Real Estate Investment Trust.

S&P - Standard & Poor’s.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SAA - Sociedad Anonima Abierta is the Peruvian term used for companies with 20 or more shareholders.

SCS - Societe en Commandite Simple is the French term for limited partnership.

SE - SE Regulation. A European company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

SGPS - Sociedade Gestora de Participacoes Sociais is the Portuguese term for holding company.

SGX - Singapore Exchange.

SOC - State owned company. SpA - Societa per Azione.

SPDR - Standard & Poor’s Depositary Receipt.

STOXX 50 - A stock index representing 50 of the largest companies in Europe based on market capitalization.

See Notes to Quarterly Schedule of Investments.

Redmont Funds	Notes to Quarterly Schedule of Investments
July 31, 2015 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2015, the Trust has 31 registered funds. This quarterly report describes the Redmont Resolute Fund I and Redmont Resolute Fund II (each a “Fund” and collectively, the “Funds”). The Funds seek to provide long-term total return with reduced volatility and reduced correlation to the conventional stock and bond markets. The Redmont Resolute Fund I offers Class A and Class I shares and the Redmont Resolute Fund II offers Class I shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying schedule of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of schedule of investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the schedule of investments and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their schedule of investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

Each Fund may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Fund must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Fund are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statements of Operations.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Redmont Funds	Notes to Quarterly Schedule of Investments
July 31, 2015 (Unaudited)

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2015:

Redmont Resolute Fund I
Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$348,522	$–	$–	$348,522
Exchange Traded Funds	324,213	–	–	324,213
Limited Partnerships*	618	–	–	618
Open-End Mutual Funds	1,595,514	–	–	1,595,514
Short Term Investments
Money Market Funds	67,021	–	–	67,021
U.S. Treasury Bills	–	4,994	–	4,994

Total	$2,335,888	$4,994	$–	$2,340,882

Other Financial Instruments

Assets:
Futures Contracts	$4,490	$–	$–	$4,490
Total Return Swap Contracts	–	9,524	–	9,524
Liabilities:
Common Stocks Sold Short*	(174,771)	–	–	(174,771)

Total	$(170,281)	$9,524	$–	$(160,757)

Redmont Resolute Fund II
Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$95,996,812	$–	$–	$95,996,812
Exchange Traded Funds	204,498	–	–	204,498
Limited Partnerships*	101,424	–	–	101,424
Open-End Mutual Funds	428,810,562	–	–	428,810,562
Preferred Stocks*	275,219	–	–	275,219
Asset-Backed Securities	–	1,180,818	–	1,180,818
Contingent Convertible Securities*	–	208,129	–	208,129
Corporate Bonds*	–	13,591,952	–	13,591,952
Foreign Government Bonds	–	159,536	–	159,536
Government Bonds	–	1,304,081	–	1,304,081
Short Term Investments
Money Market Funds	11,172,929	–	–	11,172,929
U.S. Treasury Bills	–	4,501,914	–	4,501,914

Total	$536,561,444	$20,946,430	$–	$557,507,874

Other Financial Instruments

Assets:
Futures Contracts	$1,144,078	$–	$–	$1,144,078
Total Return Swap Contracts	–	1,744,747	–	1,744,747
Liabilities:
Common Stocks Sold Short*	(28,424,538)	–	–	(28,424,538)
Written Options	(78,739)	–	–	(78,739)
Futures Contracts	(442,305)	–	–	(442,305)

Total	$(27,801,504)	$1,744,747	$–	$(26,056,757)

*	For detailed Industry descriptions, see the accompanying Schedule of Investments.

Redmont Funds	Notes to Quarterly Schedule of Investments
July 31, 2015 (Unaudited)

The Funds recognize transfers between levels as of the end of the period. For the three months ended July 31, 2015, the Funds did not have any transfers between Level 1 and Level 2 securities. There were no Level 3 securities held during the period.

Short Sales: Each Fund may make short sales of securities consistent with its strategies. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid in accordance with procedures established by the Board and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. Each Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Swap Contracts: Each Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the Funds primarily enter into swap transactions for the purpose of increasing total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract.

Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts.

Each Fund invests in total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Swap agreements held at July 31, 2015 are disclosed in the Schedule of Investments.

Each Fund may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Fund must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the schedule of investments.

The number of swap contracts held at July 31, 2015 is representative of the swap contract activity for the three months ended July 31, 2015.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

Redmont Funds	Notes to Quarterly Schedule of Investments
July 31, 2015 (Unaudited)

Written option activity for the three months ended July 31, 2015 was as follows:

Redmont Resolute Fund II

	Written Call Options

	Contracts	Premiums

Outstanding, April 30, 2015	(181)	$72,275
Written	(346)	133,674
Covered	164	(50,231)
Exercised	38	(23,654)
Expired	57	(20,543)

Outstanding, July 31, 2015	(268)	$111,521

Unrealized Appreciation and Depreciation on Investments: As of July 31, 2015, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
Redmont Resolute Fund I	$137,937	$(42,307)	$95,630	$2,245,252
Redmont Resolute Fund II	33,828,008	(13,793,386)	20,034,622	537,473,252

SEAFARER OVERSEAS GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS
July 31, 2015 (Unaudited)

	Currency	Shares	Value
COMMON STOCKS (77.7%)
Brazil (7.4%)
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	BRL	1,025,000	$14,887,265
Odontoprev SA	BRL	4,150,000	13,465,880
Iochpe-Maxion SA	BRL	1,600,000	5,701,018

Total Brazil			34,054,163

China / Hong Kong (17.1%)
Hang Lung Properties, Ltd.	HKD	6,350,000	18,143,325
Xinhua Winshare Publishing and Media Co., Ltd., Class H	HKD	14,816,500	13,187,551
Texwinca Holdings, Ltd.	HKD	10,627,040	12,858,330
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	HKD	17,397,000	11,669,362
Greatview Aseptic Packaging Co., Ltd.	HKD	16,771,000	9,843,279
Pico Far East Holdings, Ltd.	HKD	26,150,000	7,724,611
Digital China Holdings, Ltd.	HKD	5,000,000	4,953,369

Total China / Hong Kong			78,379,827

India (8.4%)
Infosys, Ltd., ADR	USD	1,075,000	18,178,250
Sun Pharma Advanced Research Co., Ltd.(a)	INR	1,841,833	11,767,437
Balkrishna Industries, Ltd.	INR	811,200	8,601,846

Total India			38,547,533

Indonesia (3.4%)
Astra International Tbk PT	IDR	31,500,000	15,485,123

Total Indonesia			15,485,123

Japan (2.3%)
Hisamitsu Pharmaceutical Co., Inc.	JPY	290,000	10,553,112

Total Japan			10,553,112

Malaysia (1.0%)
Hartalega Holdings Bhd	MYR	2,060,300	4,654,463

Total Malaysia			4,654,463

Mexico (7.0%)
Bolsa Mexicana de Valores SAB de CV	MXN	6,800,000	12,188,301
Grupo Financiero Banorte SAB de CV	MXN	2,000,000	10,565,710

	Currency	Shares	Value
Mexico (continued)
Grupo Herdez SAB de CV	MXN	3,500,000	$9,355,780

Total Mexico			32,109,791

Poland (8.5%)
Bank Pekao SA	PLN	440,000	18,564,195
PGE SA	PLN	2,500,000	11,744,121
Asseco Poland SA	PLN	575,000	8,790,926

Total Poland			39,099,242

Singapore (5.4%)
Singapore Telecommunications, Ltd.	SGD	5,200,000	15,503,153
SIA Engineering Co., Ltd.	SGD	3,500,000	9,210,190

Total Singapore			24,713,343

South Africa (4.0%)
Sanlam, Ltd.	ZAR	2,700,000	14,261,694
EOH Holdings, Ltd.	ZAR	305,000	4,155,151

Total South Africa			18,416,845

South Korea (4.0%)
Dongsuh Co., Inc.	KRW	271,853	9,664,645
Sindoh Co., Ltd.	KRW	165,000	8,460,454

Total South Korea			18,125,099

Taiwan (2.8%)
Taiwan Semiconductor Manufacturing Co., Ltd.	TWD	1,950,000	8,616,157
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	USD	180,000	3,979,800

Total Taiwan			12,595,957

Turkey (4.5%)
Aselsan Elektronik Sanayi Ve Ticaret AS	TRY	2,025,000	10,961,351
Arcelik AS	TRY	1,800,000	9,483,599

Total Turkey			20,444,950

Vietnam (1.9%)
Bao Viet Holdings	VND	2,075,000	4,993,010
Nam Long Investment Corp.	VND	3,150,000	2,743,148

			Currency	Shares	Value
Vietnam (continued)
Vietnam National Reinsurance Corp.			VND	815,790	$848,769

Total Vietnam					8,584,927

TOTAL COMMON STOCKS (Cost $359,643,908)					355,764,375

PREFERRED STOCKS (10.0%)
Brazil (6.0%)
Banco Bradesco SA, ADR			USD	2,125,000	16,872,500
Vale SA			BRL	2,525,000	10,715,183

Total Brazil					27,587,683

South Korea (4.0%)
Samsung Electronics Co., Ltd.			KRW	23,000	18,083,151

Total South Korea					18,083,151

TOTAL PREFERRED STOCKS (Cost $54,550,805)					45,670,834

	Currency	Rate	Maturity Date	Principal Amount*	Value
FOREIGN CURRENCY CONVERTIBLE BONDS (1.5%)

China / Hong Kong (1.5%)
ASM Pacific Technology, Ltd.	HKD	2.00%	03/28/19	50,000,000	6,723,811

Total China / Hong Kong					6,723,811

TOTAL FOREIGN CURRENCY CONVERTIBLE BONDS (Cost $6,956,522)					6,723,811

FOREIGN CURRENCY GOVERNMENT BONDS (2.3%)

Brazil (0.6%)
Brazilian Government International Bond	BRL	10.25%	01/10/28	9,000,000	2,767,856

Total Brazil					2,767,856

Indonesia (0.9%)
Indonesia Treasury Bond, Series FR70	IDR	8.375%	03/15/24	60,000,000,000	4,385,511

Total Indonesia					4,385,511

	Currency	Rate	Maturity Date	Principal Amount*	Value

Turkey (0.8%)
Turkey Government Bond	TRY	8.80%	09/27/23	10,000,000	$3,491,393

Total Turkey					3,491,393

TOTAL FOREIGN CURRENCY GOVERNMENT BONDS (Cost $11,999,940)					10,644,760

USD CONVERTIBLE BONDS (0.5%)

Singapore (0.5%)
Olam International, Ltd.	USD	6.00%	10/15/16	2,500,000	2,559,375

Total Singapore					2,559,375

TOTAL USD CONVERTIBLE BONDS (Cost $2,580,536)					2,559,375

TOTAL INVESTMENTS (Cost $435,731,711) (92.0%)					$421,363,155

Cash and Other Assets, Less Liabilities (8.0%)					36,499,934

NET ASSETS (100.0%)					$457,863,089

*	The principal amount of each security is stated in the currency in which the security is denominated.

(a)	Non-income producing security.

Certain securities were fair valued in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (Note 2).

Currency Abbreviations

BRL	- Brazil Real
HKD	- Hong Kong Dollar
IDR	- Indonesia Rupiah
INR	- India Rupee
JPY	- Japan Yen
KRW	- South Korea Won
MXN	- Mexico Peso
MYR	- Malaysia Ringgit
PLN	- Poland Zloty
SGD	- Singapore Dollar
TRY	- Turkey Lira
TWD	- Taiwan New Dollar
USD	- United States Dollar
VND	- Vietnam Dong
ZAR	- South Africa Rand

Common Abbreviations:

ADR	-	American Depositary Receipt.
AS	-	Andonim Sirketi, Joint Stock Company in Turkey.
Bhd	-	Berhad, Public Limited Company in Malaysia.
Ltd.	-	Limited.
SA	-	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.
SAB de CV	-	A variable capital company.
Tbk PT	-	Terbuka is the Indonesian term for limited liability company.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Seafarer Overseas Growth and Income Fund	Notes to Quarterly Portfolio of Investments

July 31, 2015 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2015, the Trust had 31 registered funds. This quarterly report describes the Seafarer Overseas Growth and Income Fund (the “Fund”). The Fund seeks to provide long-term capital appreciation along with some current income; it also seeks to mitigate adverse volatility in returns as a secondary objective. The Fund offers Investor Class and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying portfolio of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of portfolio of investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the portfolio of investments and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under U.S GAAP. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its portfolio of investments.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange but before the close of the NYSE, such that the securities’ value would likely change. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). The Fund will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Fund’s valuation procedures set forth certain triggers that inform the Fund when to use the fair valuation model.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or

Seafarer Overseas Growth and Income Fund	Notes to Quarterly Portfolio of Investments

July 31, 2015 (Unaudited)

more broker–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Such inputs are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, which are developed based on the information available and the reporting entity’s best efforts to interpret such information.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Seafarer Overseas Growth and Income Fund	Notes to Quarterly Portfolio of Investments

July 31, 2015 (Unaudited)

The following is a summary of each input used to value the Fund as of July 31, 2015:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$355,764,375	$–	$–	$355,764,375
Preferred Stocks	45,670,834	–	–	45,670,834
Foreign Currency Convertible Bonds	–	6,723,811	–	6,723,811
Foreign Currency Government Bonds	–	10,644,760	–	10,644,760
USD Convertible Bonds	–	2,559,375	–	2,559,375

Total	$401,435,209	$19,927,946	$–	$421,363,155

(a)	For detailed descriptions of securities by country, see the accompanying Portfolio of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the three months ended July 31, 2015, the Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Security amounts the Fund transferred between Levels 1 and 2 at July 31, 2015 were as follows:

	Level 1 - Quoted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)

Common Stocks	$221,212,203	$-	$-	$(221,212,203)
Preferred Stocks	18,083,151	-	-	(18,083,151)

Total	$239,295,354	$-	$-	$(239,295,354)

The above transfers were due to the Fund utilizing a fair value evaluation service with respect to international securities with an earlier market closing than the Fund’s net asset value computation cutoff. When events trigger the use of the fair value evaluation service on a reporting date, it results in certain securities transferring from a Level 1 to a Level 2.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign

Seafarer Overseas Growth and Income Fund	Notes to Quarterly Portfolio of Investments

July 31, 2015 (Unaudited)

currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

3. TAX BASIS INFORMATION

Tax Basis of Investments: As of July 31, 2015, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

Seafarer Overseas Growth and Income Fund	$436,284,796	$19,981,146	$(34,902,787)	$(14,921,641)

STATEMENT OF INVESTMENTS
STONEBRIDGE SMALL-CAP GROWTH FUND		July 31, 2015
		(Unaudited)

	Shares	Market Value
COMMON STOCKS (99.14%)
CONSUMER DISCRETIONARY - (15.76%)
Hotels, Restaurants & Leisure (6.91%)
Belmond Ltd. - Class A**	34,000	$411,740
El Pollo Loco Holdings, Inc.**	16,500	310,035
Interval Leisure Group, Inc.	18,000	383,760

		1,105,535

Household Durables (1.53%)
TRI Pointe Group, Inc.**	16,500	244,200

Media (3.41%)
MDC Partners, Inc. - Class A	31,000	546,530

Specialty Retail (3.91%)
Select Comfort Corp.**	5,000	130,200
Vitamin Shoppe, Inc.**	13,500	496,260

		626,460

TOTAL CONSUMER DISCRETIONARY		2,522,725

CONSUMER STAPLES - (2.25%)
Food & Staples Retailing (2.25%)
The Chefs’ Warehouse, Inc.**	21,000	361,200

TOTAL CONSUMER STAPLES		361,200

ENERGY - (9.45%)
Energy Equipment & Services (3.83%)
Superior Energy Services, Inc.	17,500	297,500
US Silica Holdings, Inc.	14,000	315,280

		612,780

Oil, Gas & Consumable Fuels (5.62%)
Denbury Resources, Inc.	67,500	265,950
Sanchez Energy Corp.**	42,000	307,860
Synergy Resources Corp.**	33,500	325,955

		899,765

TOTAL ENERGY		1,512,545

FINANCIALS - (3.04%)
Capital Markets (3.04%)
Fifth Street Asset Management, Inc.	53,000	486,540

TOTAL FINANCIALS		486,540

HEALTH CARE - (18.01%)
Biotechnology (6.58%)
Exact Sciences Corp.**	6,000	144,420
Genomic Health, Inc.**	26,000	704,080
PTC Therapeutics, Inc.**	4,000	204,840

		1,053,340

	Shares	Market Value
HEALTH CARE (continued)
Health Care Equipment & Supplies (4.37%)
Tandem Diabetes Care, Inc.**	31,000	$389,050
Trinity Biotech PLC - Sponsored ADR	18,000	310,500

		699,550

Health Care Technology (5.07%)
HMS Holdings Corp.**	34,500	397,440
Quality Systems, Inc.	32,500	414,375

		811,815

Life Sciences Tools & Services (1.99%)
Luminex Corp.**	18,500	318,755

TOTAL HEALTH CARE		2,883,460

INDUSTRIALS - (20.52%)
Commercial Services & Supplies (0.98%)
Performant Financial Corp.**	50,000	156,500

Construction & Engineering (7.33%)
Aegion Corp.**	29,500	583,215
Great Lakes Dredge & Dock Corp.**	64,708	328,070
KBR, Inc.	15,000	262,050

		1,173,335

Machinery (5.81%)
Adept Technology, Inc.**	17,000	121,720
Chart Industries, Inc.**	6,250	170,625
Energy Recovery, Inc.**	50,000	131,500
Woodward, Inc.	10,250	505,940

		929,785

Professional Services (6.40%)
Mistras Group, Inc.**	19,500	350,805
The Advisory Board Co.**	5,000	299,500
WageWorks, Inc.**	7,500	374,625

		1,024,930

TOTAL INDUSTRIALS		3,284,550

INFORMATION TECHNOLOGY - (22.19%)
Communications Equipment (1.46%)
Ruckus Wireless, Inc.**	19,000	234,270

Electronic Equipment, Instruments & Components (1.05%)
MicroVision, Inc.**	55,000	167,750

Internet Software & Services (6.27%)
Bazaarvoice, Inc.**	30,000	169,200
Cornerstone OnDemand, Inc.**	10,500	378,630
Marin Software, Inc.**	43,000	240,370
SPS Commerce, Inc.**	3,000	216,450

		1,004,650

Semiconductors & Semiconductor Equipment (2.06%)
Applied Micro Circuits Corp.**	53,000	329,130

	Shares	Market Value
INFORMATION TECHNOLOGY (continued)
Software (8.68%)
Callidus Software, Inc.**	35,500	$589,300
Jive Software, Inc.**	90,000	424,800
Tangoe, Inc.**	34,057	375,308

		1,389,408

Technology Hardware, Storage & Peripherals (2.67%)
Nimble Storage, Inc.**	15,500	428,110

TOTAL INFORMATION TECHNOLOGY		3,553,318

MATERIALS - (0.83%)
Chemicals (0.83%)
Intrepid Potash, Inc.**	15,500	132,370

TOTAL MATERIALS		132,370

TELECOMMUNICATION SERVICES - (7.09%)
Diversified Telecommunication Services (7.09%)
8x8, Inc.**	65,500	570,505
Cogent Communications Holdings, Inc.	17,750	564,272

TOTAL TELECOMMUNICATION SERVICES		1,134,777

TOTAL COMMON STOCKS (Cost $16,064,198)		15,871,485

MONEY MARKET MUTUAL FUNDS (0.64%)
Fidelity® Institutional Money Market Government Portfolio - Class I (0.01% 7 Day Yield)	102,537	102,537

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $102,537)		102,537

TOTAL INVESTMENTS (99.78%) (Cost $16,166,735)		$15,974,022
OTHER ASSETS IN EXCESS OF LIABILITIES (0.22%)		35,542

NET ASSETS (100.00%)		$16,009,564

**	Non-Income Producing Security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited.

PLC - Public Limited Company.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statement of Investments.

Stonebridge Small-Cap Growth Fund	Notes to Quarterly Statement of Investments

July 31, 2015 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2015, the Trust had 31 registered funds. This quarterly report describes the Stonebridge Small-Cap Growth Fund. The Fund seeks long-term capital growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying statement of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of statement of investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the statement of investments and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its statement of investments.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in non-exchange traded funds are fair valued at their respective net asset values.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board of Trustees (the “Board”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity.

Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Stonebridge Small-Cap Growth Fund	Notes to Quarterly Statement of Investments

July 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund as of July 31, 2015:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$15,871,485	$–	$–	$15,871,485
Money Market Mutual Funds	102,537	–	–	102,537

Total	$15,974,022	$–	$–	$15,974,022

*For detailed Industry descriptions, see the accompanying Statement of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the three months ended July 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 securities. For the three months ended July 31, 2015, the Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Tax Basis of Investments: As of July 31, 2015, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

Gross appreciation (excess of value over tax cost)	$1,073,404
Gross depreciation (excess of tax cost over value)	(1,266,117)

Net unrealized depreciation	$(192,713)

Cost of investments for income tax purposes	$16,166,735

VULCAN VALUE PARTNERS FUND

STATEMENT OF INVESTMENTS

July 31, 2015 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (98.63%)
Communications (16.26%)
Internet (3.43%)
F5 Networks, Inc.(a)	470,655	$63,133,662

Media (6.72%)
Discovery Communications, Inc., Class C(a)	1,900,909	57,597,542
Scripps Networks Interactive, Inc., Class A	369,915	23,149,281
Time Warner, Inc.	168,825	14,863,353
Walt Disney Co.	233,020	27,962,400

		123,572,576

Telecommunications (6.11%)
Cisco Systems, Inc.	2,047,021	58,176,337
Verizon Communications, Inc.	1,161,183	54,331,752

		112,508,089

TOTAL COMMUNICATIONS		299,214,327

Consumer, Cyclical (4.42%)
Distribution/Wholesale (4.42%)
Fossil Group, Inc.(a)	1,184,176	81,412,100

TOTAL CONSUMER, CYCLICAL		81,412,100

Consumer, Non-cyclical (9.04%)
Commercial Services (3.13%)
Mastercard, Inc., Class A	592,128	57,673,267

Cosmetics/Personal Care (1.69%)
Colgate-Palmolive Co.	185,215	12,598,324
Unilever NV	412,137	18,476,102

		31,074,426

Healthcare-Services (4.22%)
Aetna, Inc.	484,727	54,759,609
Anthem, Inc.	147,777	22,797,558

		77,557,167

TOTAL CONSUMER, NON-CYCLICAL		166,304,860

Energy (3.95%)
Oil & Gas Services (3.95%)
National Oilwell Varco, Inc.	1,725,713	72,704,289

TOTAL ENERGY		72,704,289

Financial (33.43%)
Banks (6.14%)
Bank of New York Mellon Corp.	1,090,318	47,319,801
State Street Corp.	856,626	65,583,287

		112,903,088

	Shares	Value (Note 2)
Financial (continued)
Diversified Financial Services (15.89%)
Aberdeen Asset Management PLC	12,673,509	$73,252,882
Franklin Resources, Inc.	1,501,163	68,377,975
NASDAQ OMX Group, Inc.	837,049	42,714,610
T. Rowe Price Group, Inc.	637,320	49,156,491
Visa, Inc., Class A	782,352	58,942,400

		292,444,358

Insurance (11.40%)
Axis Capital Holdings, Ltd.	1,177,738	67,790,599
Everest Re Group, Ltd.	295,167	54,050,981
Swiss Re AG	974,310	88,009,423

		209,851,003

TOTAL FINANCIAL		615,198,449

Industrial (16.00%)
Aerospace & Defense (3.03%)
Boeing Co.	387,388	55,849,728

Electronics (0.95%)
Honeywell International, Inc.	165,621	17,398,486

Industrial Services (2.34%)
MSC Industrial Direct Co., Inc., Class A	603,596	43,012,251

Miscellaneous Manufacturing (9.68%)
Dover Corp.	847,699	54,312,075
Parker-Hannifin Corp.	1,099,092	123,922,623

		178,234,698

TOTAL INDUSTRIAL		294,495,163

Technology (15.53%)
Computers (0.85%)
Apple, Inc.	128,629	15,602,697

Semiconductors (3.10%)
QUALCOMM, Inc.	886,677	57,093,132

Software (11.58%)
Check Point Software Technologies, Ltd.(a)	230,350	18,605,369
Microsoft Corp.	1,021,195	47,689,807
Oracle Corp.	3,679,054	146,941,417

		213,236,593

TOTAL TECHNOLOGY		285,932,422

TOTAL COMMON STOCKS (Cost $1,666,244,755)		1,815,261,610

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.21%)
Money Market Fund (1.21%)
Dreyfus Treasury Prime Cash
Management Fund, Institutional Shares	0.010%	22,154,605	$22,154,605

TOTAL SHORT TERM INVESTMENTS (Cost $ 22,154,605)			22,154,605

TOTAL INVESTMENTS (99.84%) (Cost $ 1,688,399,360)			$1,837,416,215

Other Assets In Excess Of Liabilities (0.16%)			3,035,042

NET ASSETS (100.00%)			$1,840,451,257

(a)	Non-Income Producing Security.

Common Abbreviations:

AG -	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
Ltd. -	Limited.
NV -	Naamloze Vennootschap is the Dutch term for public limited liability corporation.
PLC -	Public Limited Company.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statement of Investments.

VULCAN VALUE PARTNERS SMALL CAP FUND

STATEMENT OF INVESTMENTS

July 31, 2015 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (84.40%)
Communications (2.63%)
Media (2.63%)
SAI Global, Ltd.	9,002,349	$29,545,403

TOTAL COMMUNICATIONS		29,545,403

Consumer, Cyclical (12.74%)
Distribution/Wholesale (5.03%)
Fossil Group, Inc.(a)	821,235	56,459,906

Housewares (2.64%)
Tupperware Brands Corp.	505,702	29,568,396

Office Furnishings (0.61%)
Herman Miller, Inc.	245,511	6,884,129

Retail (4.46%)
Nu Skin Enterprises, Inc., Class A	1,263,209	50,086,237

TOTAL CONSUMER, CYCLICAL		142,998,668

Consumer, Non-cyclical (5.35%)
Commercial Services (5.35%)
Navigant Consulting, Inc.(a)	2,279,035	35,826,430
Sabre Corp.	480,737	12,787,604
Savills PLC	750,142	11,454,669

		60,068,703

TOTAL CONSUMER, NON-CYCLICAL		60,068,703

Energy (0.85%)
Oil & Gas Services (0.85%)
Core Laboratories NV	86,580	9,491,765

TOTAL ENERGY		9,491,765

Financial (30.46%)
Diversified Financial Services (13.60%)
Ashmore Group PLC	11,317,107	47,064,215
Eaton Vance Corp.	1,151,293	44,163,599
NASDAQ OMX Group, Inc.	514,887	26,274,684
Virtus Investment Partners, Inc.	289,952	35,043,599

		152,546,097

Insurance (16.86%)
Aspen Insurance Holdings, Ltd.	944,263	45,409,608
Axis Capital Holdings, Ltd.	725,347	41,750,973
Everest Re Group, Ltd.	196,239	35,935,286
Navigators Group, Inc.(a)	617,434	48,270,990

	Shares	Value (Note 2)
Financial (continued)
Insurance (continued)
Safety Insurance Group, Inc.	307,666	$17,841,551

		189,208,408

TOTAL FINANCIAL		341,754,505

Industrial (26.17%)
Aerospace & Defense (0.91%)
Curtiss-Wright Corp.	151,594	10,212,888

Electrical Components & Equipment (3.03%)
EnerSys	544,784	34,021,761

Electronics (6.04%)
Ituran Location and Control, Ltd.	1,360,860	34,906,059
Woodward, Inc.	665,351	32,841,725

		67,747,784

Hand/Machine Tools (1.50%)
Lincoln Electric Holdings Inc.	276,842	16,762,783

Industrial Services (2.64%)
MSC Industrial Direct Co., Inc., Class A	415,546	29,611,808

Machinery-Diversified (4.62%)
Graco, Inc.	144,866	10,356,470
Lindsay Corp.	370,032	31,034,584
Nordson Corp.	141,571	10,491,827

		51,882,881

Metal Fabricate/Hardware (2.46%)
Timken Co.	828,262	27,647,385

Miscellaneous Manufacturing (3.07%)
Actuant Corp., Class A	796,373	18,364,362
Donaldson Co., Inc.	477,522	16,044,739

		34,409,101

Transportation (1.90%)
Forward Air Corp.	439,643	21,344,668

TOTAL INDUSTRIAL		293,641,059

Technology (6.20%)
Computers (1.07%)
Jack Henry & Associates, Inc.	172,787	12,070,900

Software (5.13%)
ACI Worldwide, Inc.(a)	2,430,244	57,523,875

TOTAL TECHNOLOGY		69,594,775

TOTAL COMMON STOCKS (Cost $911,921,002)		947,094,878

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (16.25%)
Money Market Fund (16.25%)
Dreyfus Treasury Prime Cash
Management Fund, Institutional Shares	0.010%	182,376,343	$182,376,343

TOTAL SHORT TERM INVESTMENTS (Cost $ 182,376,343)			182,376,343

TOTAL INVESTMENTS (100.65%) (Cost $ 1,094,297,345)			$1,129,471,221

Liabilities In Excess Of Other Assets (-0.65%)			(7,331,256)

NET ASSETS (100.00%)			$1,122,139,965

(a)	Non-Income Producing Security.

Common Abbreviations:

Ltd. -	Limited.
PLC -	Public Limited Company.
NV -	Naamloze Vennootschap is the Dutch term for public limited liability corporation.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statement of Investments

July 31, 2015 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2015, the Trust had 31 registered funds. This quarterly report describes the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (each a “Fund” and collectively, the “Funds”). The Vulcan Value Partners Fund seeks to achieve long-term capital appreciation. The Vulcan Value Partners Small Cap Fund seeks to achieve long-term capital appreciation. The Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund are both classified as a non-diversified investment company for purpose of the 1940 Act.

The Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund are both classified as a non-diversified investment company for purpose of the 1940 Act. As a result of ongoing operations, it is possible the Vulcan Value Partners Small Cap Fund may become a diversified investment company, which would occur at the earliest on or about November, 2015. In such case, the Fund may not resume operating in a non-diversified manner without first obtaining shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying statement of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of statement of investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the statement of investments and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their statement of investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

Notes to Quarterly Statement of Investments
July 31, 2015 (Unaudited)

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value each Fund’s investments as of July 31, 2015.

Vulcan Value Partners Fund:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$1,815,261,610	$–	$–	$1,815,261,610
Short Term Investments	22,154,605	–	–	22,154,605
TOTAL	$1,837,416,215	$–	$–	$1,837,416,215

Notes to Quarterly Statement of Investments
July 31, 2015 (Unaudited)

Vulcan Value Partners Small Cap Fund:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)
Communications	$–	$29,545,403	$–	$29,545,403
Financial	297,590,906	44,163,599	–	341,754,505
Other	575,794,970	–	–	575,794,970
Short Term Investments	182,376,343	–	–	182,376,343
TOTAL	$1,055,762,219	$73,709,002	$–	$1,129,471,221

(a) For detailed descriptions, see the accompanying Statement of Investments.

For the three months ended July 31, 2015 the Funds did not have any transfers between Level 1 and Level 2 securities. The Funds did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

The Funds recognize transfers between levels as of the end of period. For the three months ended July 31, 2015, the Funds did not have any transfers between Level 1 and Level 2 securities. For the three months ended July 31, 2015, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Notes to Quarterly Statement of Investments
July 31, 2015 (Unaudited)

Unrealized Appreciation and Depreciation on Investments: As of July 31, 2015, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for federal tax purposes was as follows:

	Vulcan Value Partners Fund	Vulcan Value Partners Small Cap Fund
Gross appreciation
(excess of value over tax cost)	$227,616,541	$96,871,425
Gross depreciation
(excess of tax cost over value)	(82,644,531)	(65,805,483)
Net unrealized appreciation	$144,972,010	$31,065,942

Cost of investments for income tax purposes	$1,692,444,205	$1,098,405,279

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	September 28, 2015

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer (Principal Financial Officer)

Date:	September 28, 2015